UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-05577
The Glenmede Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31
Date of Reporting Period: April 30, 2013

Item 1.	Reports to Stockholders.

The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2013

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and/or shareholder servicing fees and other portfolio expenses. In addition to these ongoing costs, shareholders of Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may incur transaction costs in the form of purchase premiums and redemption fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the purchase premiums and redemption fees, you may incur as a shareholder of either the Philadelphia International Small Cap Fund or the Philadelphia International Emerging Markets Fund. If these transactional costs were included, your costs would have been higher. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

may incur transaction costs such as sales charges (loads), redemption fees or exchange fees.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2012)	(April 30, 2013)	Ratio	April 30, 2013)

Government Cash Portfolio
Actual	$1,000.00	$1,000.00	0.17%	$0.84
Hypothetical (5% return less expenses)	1,000.00	1,024.00	0.17	0.85
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.00	0.12	0.60
Hypothetical (5% return less expenses)	1,000.00	1,024.20	0.12	0.60
Core Fixed Income Portfolio
Actual	1,000.00	1,005.60	0.57	2.83
Hypothetical (5% return less expenses)	1,000.00	1,022.00	0.57	2.86
Strategic Equity Portfolio
Actual	1,000.00	1,109.60	0.87	4.55
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,175.70	0.92	4.96
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.92	4.61
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,177.40	0.72	3.89
Hypothetical (5% return less expenses)	1,000.00	1,021.20	0.72	3.61
Large Cap Value Portfolio
Actual	1,000.00	1,138.50	0.90	4.77
Hypothetical (5% return less expenses)	1,000.00	1,020.30	0.90	4.51
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,160.50	0.96	5.14
Hypothetical (5% return less expenses)	1,000.00	1,020.00	0.96	4.81
Large Cap 100 Portfolio
Actual	1,000.00	1,172.70	0.86	4.63
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.86	4.31
Large Cap Growth Portfolio
Actual	1,000.00	1,167.50	0.87	4.68
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
Long/Short Portfolio
Actual	1,000.00	1,070.00	1.25	6.42
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.26

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2012)	(April 30, 2013)	Ratio	April 30, 2013)

Total Market Portfolio
Actual	$1,000.00	$1,173.50	1.20%	$6.47
Hypothetical (5% return less expenses)	1,000.00	1,018.80	1.20	6.01
Secured Options Portfolio
Actual	1,000.00	1,056.50	0.87	4.44
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
International Secured Options Portfolio
Actual	1,000.00	1,082.50	1.00	5.16
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
International Portfolio
Actual	1,000.00	1,114.80	1.15	6.03
Hypothetical (5% return less expenses)	1,000.00	1,019.10	1.15	5.76
Philadelphia International Fund
Actual	1,000.00	1,110.80	1.00	5.23
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Philadelphia International Small Cap Fund - Class IV
Actual	1,000.00	1,197.60	1.10	5.99
Hypothetical (5% return less expenses)	1,000.00	1,019.30	1.10	5.51
Philadelphia International Emerging Markets Fund - Class IV
Actual	1,000.00	1,080.10	1.02	5.26
Hypothetical (5% return less expenses)	1,000.00	1,019.70	1.02	5.11

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2012)	(April 30, 2013)	Ratio	April 30, 2013)

Muni Intermediate Portfolio
Actual	$1,000.00	$1,008.70	0.25%	$1.25
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.25	1.25

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2012)	(April 30, 2013)	Ratio	April 30, 2013)

New Jersey Muni Portfolio
Actual	$1,000.00	$1,008.80	0.29%	$1.44
Hypothetical (5% return less expenses)	1,000.00	1,023.40	0.29	1.45

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2013 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$423,248,704	$629,630,511	$432,398,066
Repurchase agreements at value	338,701,144	—	6,730,462

Total investments	761,949,848	629,630,511	439,128,528

Cash	—	33,279	—
Receivable from Advisor	—	4,886	—
Receivable for fund shares sold	—	—	1,140,280
Interest receivable	567,028	479,471	3,091,571
Prepaid expenses	26,250	28,742	14,615

Total assets	762,543,126	630,176,889	443,374,994

Liabilities:
Obligation to return securities lending collateral	—	—	10,722,919
Payable for fund shares redeemed	—	—	200,607
Dividend payable	59	30	—
Payable for Investment Advisory fees	—	—	136,281
Payable for Directors’ fees	17,643	18,882	10,799
Payable to Affiliate	33,318	26,694	38,938
Accrued expenses	123,583	118,140	71,373

Total liabilities	174,603	163,746	11,180,917

Net Assets	$762,368,523	$630,013,143	$432,194,077

Net Assets consist of:
Par value ($0.001 of shares outstanding)	762,376	630,223	37,154
Paid-in capital in excess of par value	761,613,531	629,382,525	404,945,157
Undistributed net investment income	40	1,195	124,009
Accumulated net realized gain (loss) from investment transactions	(7,424)	(800)	2,783,653
Net unrealized appreciation on investments	—	—	24,304,104

Total Net Assets	762,368,523	630,013,143	432,194,077

Shares Outstanding[3]	762,376,006	630,222,787	37,154,263

Net Asset Value Per Share	$1.00	$1.00	$11.63

[1] Investment at cost	$761,949,848	$629,630,511	$414,824,424
[2] Market value of securities on loan	$—	$—	$10,524,983
[3] Authorized shares	1,390,000,000	1,390,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2013 — (Unaudited)

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$184,591,302	$491,475,518	$86,877,663
Repurchase agreements at value	—	15,098,158	538,313

Total investments	184,591,302	506,573,676	87,415,976

Receivable for securities sold	1,778,506	883,855	—
Receivable for fund shares sold	41,291	1,156,494	54,986
Dividends receivable	163,472	38,964	42,809
Interest receivable	348	4,329	33
Foreign tax reclaims receivable	5,732	—	1,420
Prepaid expenses	6,037	11,819	2,934

Total assets	186,586,688	508,669,137	87,518,158

Liabilities:
Due to custodian	88,291	—	—
Payable for securities purchased	1,080,293	6,537,117	—
Obligation to return securities lending collateral	5,571,000	32,967,866	1,521,956
Payable for fund shares redeemed	297,178	221,879	24,920
Payable for Investment Advisory fees	89,487	225,296	42,205
Payable for Directors’ fees	4,051	9,100	2,326
Payable to Affiliate	32,541	98,994	15,352
Accrued expenses	28,132	62,921	18,497

Total liabilities	7,190,973	40,123,173	1,625,256

Net Assets	$179,395,715	$468,545,964	$85,892,902

Net Assets consist of:
Par value ($0.001 of shares outstanding)	8,557	22,161	7,548
Paid-in capital in excess of par value	121,751,106	364,940,751	69,833,408
Undistributed net investment income	68,038	71,245	4,585
Accumulated net realized gain from investment transactions	9,838,913	11,584,761	6,391,431
Net unrealized appreciation on investments	47,729,101	91,927,046	9,655,930

Total Net Assets	179,395,715	468,545,964	85,892,902

Shares Outstanding[3]	8,557,329	22,160,649	7,547,786

Net Asset Value Per Share	$20.96	$—	$11.38

Advisor Class — based on net assets of $449,136,092 and shares outstanding of 21,271,464 (80,000,000 authorized shares)	—	21.11	—

Institutional Class — based on net assets of $19,409,872 and shares outstanding of 889,185 (35,000,000 authorized shares)	—	21.83	—

[1] Investment at cost	$136,862,201	$414,646,630	$77,760,046
[2] Market value of securities on loan	$5,453,415	$31,879,801	$1,468,775
[3] Authorized shares	75,000,000	115,000,000	75,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2013 — (Unaudited)

	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$39,245,496	$185,285,868	$124,376,495
Repurchase agreements at value	37,445	1,601,977	1,021,057

Total investments	39,282,941	186,887,845	125,397,552

Receivable for securities sold	143,574	—	—
Receivable for fund shares sold	4,359	755,080	188,361
Dividends receivable	21,950	163,848	107,551
Interest receivable	1,464	353	—
Prepaid expenses	1,065	4,668	3,372

Total assets	39,455,353	187,811,794	125,696,836

Liabilities:
Payable for securities purchased	—	1,319,822	622,192
Obligation to return securities lending collateral	6,643,587	3,999,573	—
Payable for fund shares redeemed	93,498	4,189	52,967
Payable for Investment Advisory fees	16,189	87,074	60,191
Payable for Directors’ fees	655	2,881	2,198
Payable to Affiliate	7,359	31,656	21,894
Accrued expenses	2,833	17,318	12,246

Total liabilities	6,764,121	5,462,513	771,688

Net Assets	$32,691,232	$182,349,281	$124,925,148

Net Assets consist of:
Par value ($0.001 of shares outstanding)	3,857	11,093	7,244
Paid-in capital in excess of par value	29,772,639	149,824,958	100,978,802
Undistributed net investment income	9,551	79,288	90,593
Accumulated net realized gain (loss) from investment transactions	(2,298,712)	(2,465,196)	1,706,121
Net unrealized appreciation on investments	5,203,897	34,899,138	22,142,388

Total Net Assets	32,691,232	182,349,281	124,925,148

Shares Outstanding[3]	3,857,227	11,092,763	7,244,457

Net Asset Value Per Share	$8.48	$16.44	$17.24

[1] Investment at cost	$34,079,044	$151,988,707	$103,255,164
[2] Market value of securities on loan	$6,456,020	$3,893,638	$—
[3] Authorized shares	75,000,000	20,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2013 — (Unaudited)

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$22,319,711	$61,764,567	$258,285,240
Repurchase agreements at value	907,331	315,996	3,056,799

Total investments	23,227,042	62,080,563	261,342,039

Receivable from Advisor	363	—	—
Receivable for fund shares sold	—	224	929,183
Dividends receivable	9,191	55,630	—
Interest receivable	573	602	—
Cash collateral on deposit at broker (Note 1)	10,701,334	13,987,895	127,325,000
Prepaid expenses	582	1,600	11,960

Total assets	33,939,085	76,126,514	389,608,182

Liabilities:
Obligation to return securities lending collateral	5,563,709	14,696,715	—
Payable for fund shares redeemed	—	28,900	429,570
Options written, at value[3]	—	—	884,030
Dividend payable on securities sold short	3,971	3,132	—
Payable for securities sold short, at value[4]	10,524,919	13,760,753	—
Payable for Investment Advisory fees	13,270	36,088	183,379
Payable for Directors’ fees	370	1,043	8,631
Payable to Affiliate	3,126	8,492	66,682
Accrued expenses	4,315	15,611	49,409

Total liabilities	16,113,680	28,550,734	1,621,701

Net Assets	$17,825,405	$47,575,780	$387,986,481

Net Assets consist of:
Par value ($0.001 of shares outstanding)	1,793	4,209	31,047
Paid-in capital in excess of par value	23,714,752	42,736,624	367,169,129
Distributions in excess of net investment income	(148,759)	(2,820)	(1,536,571)
Accumulated net realized gain (loss) from investment transactions	(8,211,256)	(5,750,089)	18,179,085
Net unrealized appreciation on investments	2,996,315	10,936,350	1,476,709
Net unrealized appreciation on options written	—	—	2,667,082
Net unrealized appreciation (depreciation) on securities sold short	(527,440)	(348,494)	—

Total Net Assets	17,825,405	47,575,780	387,986,481

Shares Outstanding[5]	1,792,907	4,208,677	31,046,591

Net Asset Value Per Share	$9.94	$11.30	$12.50

[1] Investment at cost	$20,230,727	$51,144,213	$259,865,330
[2] Market value of securities on loan	$5,461,775	$14,495,535	$—
[3] Premiums received from options written	$—	$—	$3,551,112
[4] Proceeds from securities sold short	$9,997,479	$13,412,259	$—
[5] Authorized shares	20,000,000	20,000,000	40,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2013 — (Unaudited)

	International
	Secured		Philadelphia
	Options	International	International
	Portfolio	Portfolio	Fund
Assets:
Investments[1]:
Investments at value[2]	$4,558,858	$128,843,326	$39,906,560
Repurchase agreements at value	15,989,206	546,932	1,584,478

Total investments	20,548,064	129,390,258	41,491,038

Foreign currency, at value (Note 1)[3]	—	1,686	392
Receivable from Advisor	—	—	1,192
Receivable for securities sold	—	1,033,639	327,598
Receivable for fund shares sold	38,700	1,000	41,337
Dividends receivable	—	629,488	192,925
Interest receivable	4	17,060	4,629
Cash collateral on deposit at broker (Note 1)	61,887,000	—	—
Foreign tax reclaims receivable	—	104,498	35,535
Initial offering fee	1,584	—	—
Prepaid expenses	21,680	5,357	1,794

Total assets	82,497,032	131,182,986	42,096,440

Liabilities:
Payable for securities purchased	—	564,333	184,001
Payable for spot foreign currency contracts purchased	—	2,454	863
Obligation to return securities lending collateral	—	11,488,105	2,788,547
Payable for fund shares redeemed	66,461	823,428	10,373
Options written, at value[4]	174,750	—	—
Payable for Investment Advisory fees	47,971	79,168	24,874
Payable for Directors’ fees	623	3,648	1,202
Payable to Affiliate	13,236	26,365	—
Accrued expenses	12,329	53,400	16,099

Total liabilities	315,370	13,040,901	3,025,959

Net Assets	$82,181,662	$118,142,085	$39,070,481

Net Assets consist of:
Par value ($0.001 of shares outstanding)	7,498	8,962	3,280
Paid-in capital in excess of par value	78,094,145	173,655,550	117,723,854
Undistributed (distributions in excess of) net investment income	(213,621)	699,092	305,923
Accumulated net realized gain (loss) from investment transactions	2,863,443	(75,374,029)	(85,196,399)
Net unrealized appreciation on investments	605,253	19,182,067	6,241,486
Net unrealized appreciation on options written	824,944	—	—
Net unrealized appreciation (depreciation) on foreign currencies	—	(29,557)	(7,663)

Total Net Assets	82,181,662	118,142,085	39,070,481

Shares Outstanding[5]	7,497,733	8,961,645	3,279,995

Net Asset Value Per Share	$10.96	$13.18	$11.91

[1] Investment at cost	$19,942,811	$110,208,191	$35,249,552
[2] Market value of securities on loan	$—	$11,145,149	$2,689,889
[3] Foreign currency cost	$—	$1,677	$390
[4] Premiums received from options written	$999,694	$—	$—
[5] Authorized shares	20,000,000	55,000,000	70,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
April 30, 2013 — (Unaudited)

	Philadelphia	Philadelphia
	International	International
	Small	Emerging
	Cap	Markets
	Fund	Fund
Assets:
Investments[1]:
Investments at value	$14,519,121	$51,503,594
Repurchase agreements at value	41,624	77,052

Total investments	14,560,745	51,580,646

Foreign currency, at value (Note 1)[2]	2,705	135,127
Receivable from Advisor	1,024	—
Dividends receivable	84,921	168,244
Foreign tax reclaims receivable	3,644	211
Prepaid expenses	208	1,599

Total assets	14,653,247	51,885,827

Liabilities:
Payable for spot foreign currency contracts purchased	5	11
Payable for Investment Advisory fees	7,694	29,672
Payable for Directors’ fees	134	1,030
Payable to Affiliate	256	913
Accrued expenses	8,835	29,817

Total liabilities	16,924	61,443

Net Assets	$14,636,323	$51,824,384

Net Assets consist of:
Par value ($0.001 of shares outstanding)	1,392	5,548
Paid-in capital in excess of par value	13,468,538	46,173,811
Undistributed net investment income	59,535	221,302
Accumulated net realized gain from investment transactions	83,704	1,391,600
Net unrealized appreciation on investments	1,024,011	4,047,814
Net unrealized depreciation on foreign currencies	(857)	(15,691)

Total Net Assets	14,636,323	51,824,384

Shares Outstanding[3]	1,391,622	5,547,732

Net Asset Value Per Share	$10.52	$9.34

Class IV — based on net assets of $14,636,323 and $51,824,384, respectively and shares outstanding of 1,391,622 and 5,547,732, respectively	10.52	9.34

[1] Investment at cost	$13,536,734	$47,532,832
[2] Foreign currency cost	$2,690	$134,654
[3] Authorized shares - Class I	10,000,000	10,000,000
[3] Authorized shares - Class IV	10,000,000	10,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2013 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$669,478	$429,982	$6,350,245
Income from security lending	715	—	3,841

Total investment income	670,193	429,982	6,354,086

Expenses:
Management fees	—	—	775,530
Administration, transfer agent and custody fees	231,191	215,014	142,326
Professional fees	91,001	88,860	57,613
Shareholder report expenses	18,359	18,179	11,294
Shareholder servicing fees	390,471	357,536	221,580
Directors’ fees and expenses	37,997	37,420	22,326
Registration and filing fees	1,254	1,550	2,517
Other expenses	39,739	37,737	22,207

Total expenses	810,012	756,296	1,255,393

Less expenses waived/reimbursed	(140,414)	(326,495)	—

Net expenses	669,598	429,801	1,255,393

Net investment income	595	181	5,098,693

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	—	—	2,819,012

Net change in unrealized gain (loss) of:
Investments	—	—	(5,325,273)

Net realized and unrealized gain (loss)	—	—	(2,506,261)

Net increase in net assets resulting from operations	$595	$181	$2,592,432

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2013 — (Unaudited)

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$1,929,596	$3,999,578	$780,085
Interest	110	455	29
Income from security lending	1,723	61,901	683

Total investment income	1,931,429	4,061,934	780,797

Expenses:
Management fees	481,191	1,134,525	222,424
Administration, transfer agent and custody fees	54,603	138,933	31,559
Professional fees	20,904	50,868	9,242
Shareholder report expenses	5,012	11,146	1,939
Shareholder servicing fees (Advisor Class)	174,979	495,590	80,882
Shareholder servicing fees (Institutional Class)	—	4,021	—
Directors’ fees and expenses	8,526	19,389	3,666
Registration and filing fees	3,460	16,887	10,619
Other expenses	8,793	19,223	5,392

Total expenses	757,468	1,890,582	365,723

Net investment income	1,173,961	2,171,352	415,074

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	9,694,873	13,804,750	7,002,067

Net change in unrealized gain of:
Investments	7,715,397	51,540,389	3,181,432

Net realized and unrealized gain	17,410,270	65,345,139	10,183,499

Net increase in net assets resulting from operations	$18,584,231	$67,516,491	$10,598,573

[1]	The Strategic Equity Portfolio and Large Cap Value Portfolio had foreign dividend withholding taxes of $20,688 and $1,065, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2013 — (Unaudited)

	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$358,767	$1,470,709	$867,508
Interest	10	82	42
Income from security lending	12,673	2,084	—
Other income	—	—	1,691

Total investment income	371,450	1,472,875	869,241

Expenses:
Management fees	84,104	400,897	291,910
Administration, transfer agent and custody fees	13,748	46,514	36,132
Professional fees	3,541	15,092	11,900
Shareholder report expenses	944	3,500	2,717
Shareholder servicing fees	38,229	145,781	106,149
Directors’ fees and expenses	1,428	6,278	4,831
Registration and filing fees	3,539	3,428	3,427
Other expenses	1,389	6,284	4,650

Total expenses	146,922	627,774	461,716

Net investment income	224,528	845,101	407,525

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	1,838,010	7,488,774	4,634,504

Net change in unrealized gain of:
Investments	2,417,079	14,817,623	11,295,280

Net realized and unrealized gain	4,255,089	22,306,397	15,929,784

Net increase in net assets resulting from operations	$4,479,617	$23,151,498	$16,337,309

[1]	The Large Cap 100 Portfolio and Large Cap Growth Portfolio had foreign dividend withholding taxes of $455 and $477, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2013 — (Unaudited)

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$188,780	$722,969	$92,047
Interest	22	17	859
Income from security lending	11,807	22,106	—

Total investment income	200,609	745,092	92,906

Expenses:
Management fees	93,921	274,845	1,010,852
Administration, transfer agent and custody fees	9,965	18,486	113,836
Professional fees	1,761	5,555	45,960
Shareholder report expenses	454	1,308	10,621
Shareholder servicing fees	15,653	45,807	367,582
Dividends and Interest on securities sold short	114,217	151,121	—
Directors’ fees and expenses	730	2,211	18,191
Short position flex fees	—	45,657	—
Registration and filing fees	4,099	4,099	9,466
Other expenses	1,111	2,533	18,558

Total expenses	241,911	551,622	1,595,066

Less expenses waived/reimbursed	(29,858)	(80,167)	—

Net expenses	212,053	471,455	1,595,066

Net investment income (loss)	(11,444)	273,637	(1,502,160)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,074,407	4,908,775	3,681,242
Options written	—	—	8,350,718
Securities sold short	(443,027)	(740,781)	—

Net realized gain	631,380	4,167,994	12,031,960

Net change in unrealized gain (loss) of:
Investments	1,624,318	4,184,987	1,279,808
Options written	—	—	8,454,850
Securities sold short	(1,123,132)	(1,204,985)	—

Net change in unrealized gain	501,186	2,980,002	9,734,658

Net realized and unrealized gain	1,132,566	7,147,996	21,766,618

Net increase in net assets resulting from operations	$1,121,122	$7,421,633	$20,264,458

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2013 — (Unaudited)

	International
	Secured		Philadelphia
	Options	International	International
	Portfolio	Portfolio	Fund
Investment income:
Dividends[1]	$41,392	$2,010,328	$610,271
Interest	289	81	53
Income from security lending	—	33,474	10,764

Total investment income	41,681	2,043,883	621,088

Expenses:
Management fees	140,977	510,884	164,442
Administration, transfer agent and custody fees	18,154	56,399	32,765
Professional fees	8,016	18,288	5,742
Shareholder report expenses	1,079	3,412	1,303
Shareholder servicing fees	51,264	170,294	—
Directors’ fees and expenses	1,657	7,435	2,301
Registration and filing fees	1,945	4,188	9,753
Other expenses	35,362	10,803	4,325

Total expenses	258,454	781,703	220,631

Less expenses waived/reimbursed	(3,152)	—	(1,376)

Net expenses	255,302	781,703	219,255

Net investment income (loss)	(213,621)	1,262,180	401,833

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	6,111	5,985,794	2,654,690
Options written	2,888,212	—	—
Foreign currency transactions	—	(80,044)	(28,743)

Net realized gain	2,894,323	5,905,750	2,625,947

Net change in unrealized gain (loss) of:
Investments	595,810	8,092,100	1,846,552
Options written	797,545	—	—
Foreign currency translation	—	(13,569)	(4,596)

Net change in unrealized gain	1,393,355	8,078,531	1,841,956

Net realized and unrealized gain	4,287,678	13,984,281	4,467,903

Net increase in net assets resulting from operations	$4,074,057	$15,246,461	$4,869,736

[1]	The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $140,334 and $42,922, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Six Months Ended April 30, 2013 — (Unaudited)

	Philadelphia	Philadelphia
	International	International
	Small	Emerging
	Cap	Markets
	Fund	Fund
Investment income:
Dividends[1]	$186,858	$556,591
Interest	10	246

Total investment income	186,868	556,837

Expenses:
Management fees	27,446	160,367
Administration, transfer agent and custody fees	33,973	70,384
Professional fees	6,118	8,435
Shareholder report expenses	195	1,294
Shareholder servicing fees (Class IV)	915	4,934
Directors’ fees and expenses	329	2,358
Registration and filing fees	710	702
Other expenses	838	2,923

Total expenses	70,524	251,397

Less expenses waived/reimbursed	(20,204)	—

Net expenses	50,320	251,397

Net investment income	136,548	305,440

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	356,757	1,450,593
Foreign currency transactions	24,552	(45,894)

Net realized gain	381,309	1,404,699

Net change in unrealized gain (loss) of:
Investments	870,216	1,958,152
Foreign currency translation	(336)	(8,490)

Net change in unrealized gain	869,880	1,949,662

Net realized and unrealized gain	1,251,189	3,354,361

Net increase in net assets resulting from operations	$1,387,737	$3,659,801

[1]	The Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund had foreign dividend withholding taxes of $15,465 and $58,786, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2013 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$595	$181	$5,098,693
Net realized gain on:
Investment transactions	—	—	2,819,012
Net change in unrealized loss of:
Investments	—	—	(5,325,273)

Net increase in net assets resulting from operations	595	181	2,592,432
Distributions to shareholders from:
Net investment income	(593)	(181)	(6,103,914)
Net realized gain on investments	—	—	(1,165,411)
Net increase (decrease) in net assets from capital share transactions	22,290,142	(49,413,103)	(43,628,135)

Net increase (decrease) in net assets	22,290,144	(49,413,103)	(48,305,028)

NET ASSETS:
Beginning of period	740,078,379	679,426,246	480,499,105

End of period	$762,368,523	$630,013,143	$432,194,077

Undistributed net investment income included in net assets at end of period	$40	$1,195	$124,009

For the Year Ended October 31, 2012
			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,690	$1,529	$10,971,881
Net realized gain on:
Investment transactions	(7,424)	—	2,504,808
Net change in unrealized gain of:
Investments	—	—	8,735,733

Net increase (decrease) in net assets resulting from operations	(4,734)	1,529	22,212,422
Distributions to shareholders from:
Net investment income	(2,650)	(1,534)	(12,177,225)
Net realized gain on investments	(9,801)	—	(6,423,074)
Net increase in net assets from capital share transactions	9,811,498	93,865,364	115,545,615

Net increase in net assets	9,794,313	93,865,359	119,157,738

NET ASSETS:
Beginning of year	730,284,066	585,560,887	361,341,367

End of year	$740,078,379	$679,426,246	$480,499,105

Undistributed net investment income included in net assets at end of year	$38	$1,195	$1,129,230

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2013 — (Unaudited)

	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,173,961	$2,171,352	$415,074
Net realized gain on:
Investment transactions	9,694,873	13,804,750	7,002,067
Net change in unrealized gain of:
Investments	7,715,397	51,540,389	3,181,432

Net increase in net assets resulting from operations	18,584,231	67,516,491	10,598,573
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,169,464)	(2,071,565)	(589,668)
Institutional Class	—	(103,246)	—
Net realized gain on investments:
Advisor Class	(1,637,772)	(3,767,523)	(3,588,644)
Institutional Class	—	(147,862)	—
Net increase (decrease) in net assets from capital share transactions	(6,961,464)	29,253,523	2,365,834

Net increase in net assets	8,815,531	90,679,818	8,786,095

NET ASSETS:
Beginning of period	170,580,184	377,866,146	77,106,807

End of period	$179,395,715	$468,545,964	$85,892,902

Undistributed net investment income included in net assets at end of period	$68,038	$71,245	$4,585

For the Year Ended October 31, 2012
	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,647,482	$1,488,037	$1,268,035
Net realized gain on:
Investment transactions	5,563,959	7,356,375	8,214,919
Net change in unrealized gain of:
Investments	12,411,861	17,500,523	2,722,108

Net increase in net assets resulting from operations	19,623,302	26,344,935	12,205,062
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,480,681)	(1,383,390)	(1,089,435)
Institutional Class	—	(49,336)	—
Net increase (decrease) in net assets from capital share transactions	(1,455,360)	135,747,226	(20,881,770)

Net increase (decrease) in net assets	16,687,261	160,659,435	(9,766,143)

NET ASSETS:
Beginning of year	153,892,923	217,206,711	86,872,950

End of year	$170,580,184	$377,866,146	$77,106,807

Undistributed net investment income included in net assets at end of year	$63,541	$74,704	$179,179

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2013 — (Unaudited)

	U.S.
	Emerging	Large Cap	Large Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$224,528	$845,101	$407,525
Net realized gain on:
Investment transactions	1,838,010	7,488,774	4,634,504
Net change in unrealized gain of:
Investments	2,417,079	14,817,623	11,295,280

Net increase in net assets resulting from operations	4,479,617	23,151,498	16,337,309
Distributions to shareholders from:
Net investment income	(214,977)	(817,085)	(316,932)
Net increase in net assets from capital share transactions	1,041,417	44,810,374	15,378,253

Net increase in net assets	5,306,057	67,144,787	31,398,630

NET ASSETS:
Beginning of period	27,385,175	115,204,494	93,526,518

End of period	$32,691,232	$182,349,281	$124,925,148

Undistributed net investment income included in net assets at end of period	$9,551	$79,288	$90,593

For the Year Ended October 31, 2012
	U.S.
	Emerging	Large Cap	Large Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$40,368	$1,303,978	$425,058
Net realized gain on:
Investment transactions	260,178	6,060,685	2,892,899
Net change in unrealized gain of:
Investments	1,224,594	5,208,478	2,361,557

Net increase in net assets resulting from operations	1,525,140	12,573,141	5,679,514
Distributions to shareholders from:
Net investment income	(50,445)	(1,343,458)	(421,456)
Net increase in net assets from capital share transactions	7,239,141	12,904,962	23,287,090

Net increase in net assets	8,713,836	24,134,645	28,545,148

NET ASSETS:
Beginning of year	18,671,339	91,069,849	64,981,370

End of year	$27,385,175	$115,204,494	$93,526,518

Undistributed net investment income included in net assets at end of year	$—	$51,272	$—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2013 — (Unaudited)

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(11,444)	$273,637	$(1,502,160)
Net realized gain (loss) on:
Investment transactions	1,074,407	4,908,775	3,681,242
Options written	—	—	8,350,718
Securities sold short	(443,027)	(740,781)	—
Net change in unrealized gain (loss) of:
Investments	1,624,318	4,184,987	1,279,808
Options Written	—	—	8,454,850
Securities sold short	(1,123,132)	(1,204,985)	—

Net increase in net assets resulting from operations	1,121,122	7,421,633	20,264,458
Distributions to shareholders from:
Net investment income	—	(239,277)	—
Net realized gain on investments	—	—	(40,882,539)
Net increase (decrease) in net assets from capital share transactions	2,952,719	(4,225,846)	33,429,955

Net increase in net assets	4,073,841	2,956,510	12,811,874

NET ASSETS:
Beginning of period	13,751,564	44,619,270	375,174,607

End of period	$17,825,405	$47,575,780	$387,986,481

Distributions in excess of net investment included in net assets at end of period	$(148,759)	$(2,820)	$(1,536,571)

For the Year Ended October 31, 2012
		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(126,341)	$132,433	$(2,770,040)
Net realized gain (loss) on:
Investment transactions	752,297	3,537,269	(782,825)
Options written	—	—	51,872,790
Securities sold short	(701,818)	(1,170,100)	—
Foreign currency transactions	(11)	(17)	—
Net change in unrealized gain (loss) of:
Investments	465,791	1,442,001	(93,082)
Options Written	—	—	(7,052,990)
Securities sold short	220,459	94,805	—
Foreign currency translation	(2)	(2)	—

Net increase in net assets resulting from operations	610,375	4,036,389	41,173,853
Distributions to shareholders from:
Net investment income	—	(197,516)	—
Net realized gain on investments	—	—	(9,307,348)
Net increase (decrease) in net assets from capital share transactions	(1,225,920)	(288,944)	85,689,442

Net increase (decrease) in net assets	(615,545)	3,549,929	117,555,947

NET ASSETS:
Beginning of year	14,367,109	41,069,341	257,618,660

End of year	$13,751,564	$44,619,270	$375,174,607

Distributions in excess of net investment included in net assets at end of year	$(137,315)	$(37,180)	$(34,411)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2013 — (Unaudited)

	International
	Secured		Philadelphia
	Options	International	International
	Portfolio	Portfolio	Fund
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(213,621)	$1,262,180	$401,833
Net realized gain (loss) on:
Investment transactions	6,111	5,985,794	2,654,690
Options written	2,888,212	—	—
Foreign currency transactions	—	(80,044)	(28,743)
Net change in unrealized gain (loss) of:
Investments	595,810	8,092,100	1,846,552
Options Written	797,545	—	—
Foreign currency translation	—	(13,569)	(4,596)

Net increase in net assets resulting from operations	4,074,057	15,246,461	4,869,736
Distributions to shareholders from:
Net investment income	—	(562,108)	(95,623)
Net realized gain on investments	(89,168)	—	—
Net increase (decrease) in net assets from capital share transactions	57,082,180	(52,588,674)	(11,128,680)

Net increase (decrease) in net assets	61,067,069	(37,904,321)	(6,354,567)

NET ASSETS:
Beginning of period	21,114,593	156,046,406	45,425,048

End of period	$82,181,662	$118,142,085	$39,070,481

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(213,621)	$699,092	$305,923

For the Period Ended October 31, 2012
	International
	Secured		Philadelphia
	Options	International	International
	Portfolio[1]	Portfolio	Fund
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(6,955)	$4,975,139	$1,414,375
Net realized gain (loss) on:
Investment transactions	—	(2,085,097)	181,407
Options written	65,243	—	—
Foreign currency transactions	—	(323,942)	(72,538)
Net change in unrealized gain (loss) of:
Investments	9,443	(3,134,482)	1,131,144
Options Written	27,399	—	—
Foreign currency translation	—	(69,853)	(18,374)

Net increase (decrease) in net assets resulting from operations	95,130	(638,235)	2,636,014
Distributions to shareholders from:
Net investment income	—	(4,875,733)	(1,426,221)
Tax Return of capital	—	(92,753)	(19,893)
Net increase (decrease) in net assets from capital share transactions	21,019,463	(109,775,046)	(39,397,423)

Net increase (decrease) in net assets	21,114,593	(115,381,767)	(38,207,523)

NET ASSETS:
Beginning of year	—	271,428,173	83,632,571

End of year	$21,114,593	$156,046,406	$45,425,048

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$—	$(980)	$(287)

 1 The International Secured Options Portfolio commenced operations on September 28, 2012.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Six Months Ended April 30, 2013 — (Unaudited)

	Philadelphia	Philadelphia
	International	International
	Small Cap	Emerging
	Fund	Markets Fund
Increase (decrease) in net assets
Operations:
Net investment income	$136,548	$305,440
Net realized gain (loss) on:
Investment transactions	356,757	1,450,593
Foreign currency transactions	24,552	(45,894)
Net change in unrealized gain (loss) of:
Investments	870,216	1,958,152
Foreign currency translation	(336)	(8,490)

Net increase in net assets resulting from operations	1,387,737	3,659,801
Distributions to shareholders from:
Net investment income:
Class IV	(82,786)	(83,080)
Net realized gain on investments:
Class IV	—	(435,660)
Net increase in net assets from capital share transactions	6,531,867	7,411,346

Net increase in net assets	7,836,818	10,552,407

NET ASSETS:
Beginning of period	6,799,505	41,271,977

End of period	$14,636,323	$51,824,384

Undistributed net investment income included in net assets at end of period	$59,535	$221,302

For the Year Ended October 31, 2012
	Philadelphia	Philadelphia
	International	International
	Small Cap	Emerging
	Fund	Markets Fund
Increase (decrease) in net assets
Operations:
Net investment income	$129,324	$235,154
Net realized gain (loss) on:
Investment transactions	(171,251)	483,082
Foreign currency transactions	(18,539)	(83,544)
Net change in unrealized gain (loss) of:
Investments	592,088	2,454,526
Foreign currency translation	(414)	(6,732)

Net increase in net assets resulting from operations	531,208	3,082,486
Distributions to shareholders from:
Net investment income:
Class IV	(112,000)	(159,465)
Net increase in net assets from capital share transactions	3,456,675	36,197,709

Net increase in net assets	3,875,883	39,120,730

NET ASSETS:
Beginning of period	2,923,622	2,151,247

End of period	$6,799,505	$41,271,977

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$5,773	$(1,058)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2013 — (Unaudited)

Long/Short
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$1,121,122
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(10,594,809)
Investments sold	9,802,071
Purchases to cover securities sold short	(9,162,773)
Securities sold short	9,957,945
(Purchase)/Sale of short term investments, net	(1,863,045)
Decrease in Receivable from Investment Advisor	3,101
Decrease in Interest receivable	190
Decrease in Cash collateral on deposit at broker	(2,363,099)
(Increase) in Dividends receivable	(1,597)
Decrease in Prepaid expenses	64
Increase in Obligation to return securities lending collateral	1,281,762
(Decrease) in Dividends payable for securities sold short	(3,962)
Increase in Investment Advisory fees	2,754
(Decrease) in Directors fees	(11)
Increase in Payable to Affiliate	649
(Decrease) in Accrued expenses	(515)
Net change in unrealized gain (loss) on investments	(1,624,318)
Net realized gain from investments	(1,074,407)
Net change in unrealized gain (loss) on securities sold short	1,123,132
Net realized loss from securities sold short	443,027

Net cash provided by (used in) operating activities	(2,952,719)

Cash flows from financing activities
Proceeds from shares sold	4,100,388
Payments on shares redeemed	(1,147,669)

Net cash provided by (used in) financing activities	2,952,719

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS — (Concluded)
For the Six Months Ended April 30, 2013 — (Unaudited)

Total
Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$7,421,633
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(32,984,506)
Investments sold	38,022,931
Purchases to cover securities sold short	(12,606,913)
Securities sold short	11,623,823
(Purchase)/Sale of short term investments, net	571,211
Decrease in Receivable from Investment Advisor	5,248
Decrease in Interest receivable	194
(Increase) in Cash collateral on deposit at broker	(958,523)
Decrease in Dividends receivable	1,105
Decrease in Prepaid expenses	149
Increase in Obligation to return securities lending collateral	534,143
(Decrease) in Dividends payable for securities sold short	(23,973)
Increase in Investment Advisory fees	1,548
(Decrease) in Directors fees	(136)
Increase in Payable to Affiliate	364
(Decrease) in Accrued expenses	(2,286)
Net change in unrealized gain (loss) on investments	(4,184,987)
Net realized gain from investments	(4,908,775)
Net change in unrealized gain (loss) on securities sold short	1,204,985
Net realized loss from securities sold short	740,781

Net cash provided by (used in) operating activities	4,458,016

Cash flows from financing activities
Proceeds from shares sold	1,839,500
Payments on shares redeemed	(6,109,335)
Cash distributions paid	(188,181)

Net cash provided by (used in) financing activities	(4,458,016)

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

Non-cash financial activities not included herein consist of reinvestment of $51,096

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2013[1]	2012	2011[2]	2010[2]	2009	2008[2]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [3]	0.000[3]	0.000[3]	0.001	0.007	0.031
Net realized gain (loss) on investments	0.000 [3]	0.000[3]	0.000[3]	0.000	0.000	(0.001)

Total from investment operations	0.000 [3]	0.000 [3]	0.000 [3]	0.001	0.007	0.030

Distributions to shareholders from:
Net investment income	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.007)	(0.030)

Net realized capital gains	(0.000)[3]	(0.000)[3]	—	—	—	—

Total distributions	$(0.000)[3]	$(0.000)[3]	$(0.000)[3]	$(0.001)	$(0.007)	$(0.030)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%[4]	0.00%	0.02%	0.06%	0.65%	3.05%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$762,369	$740,078	$730,284	$666,488	$695,380	$723,520
Ratio of operating expenses to average net assets	0.21%[5]	0.21%	0.21%	0.22%	0.25%	0.21%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.17%[5]	0.17%	0.17%	0.22%	—%	—%
Ratio of net investment income to average net assets	0.00%[5,6]	0.00%[6]	0.01%	0.06%	0.65%	3.06%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.001 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Amount rounds to less than 0.01%.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2013[1]	2012	2011	2010	2009	2008[2]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [3]	0.000[3]	0.000[3]	0.000[3]	0.002	0.020
Net realized gain on investments	0.000	0.000	0.000	0.000	0.000	0.001

Total from investment operations	0.000	0.000	0.000	0.000	0.002	0.021

Distributions to shareholders from:
Net investment income	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.002)	(0.021)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%[4]	0.00%	0.01%	0.02%	0.17%	2.09%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$630,013	$679,426	$585,561	$550,883	$616,119	$1,137,156
Ratio of operating expenses to average net assets	0.21%[5]	0.22%	0.21%	0.22%	0.25%	0.19%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.12%[5]	0.14%	0.17%	0.21%	0.24%	—%
Ratio of net investment income to average net assets	0.00%[5,6]	0.00%[6]	0.01%	0.02%	0.20%	2.03%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.001 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Amount rounds to less than 0.01%.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1]	2012	2011	2010[2]	2009	2008

Net asset value, beginning of period	$11.75	$11.67	$11.67	$11.37	$10.35	$10.64

Income from investment operations:
Net investment income	0.13	0.30	0.38	0.39	0.40	0.50
Net realized and unrealized gain (loss) on investments	(0.06)	0.32	0.02 [3]	0.38	1.03	(0.29)

Total from investment operations	0.07	0.62	0.40	0.77	1.43	0.21

Distributions to shareholders from:
Net investment income	(0.16)	(0.34)	(0.40)	(0.40)	(0.41)	(0.50)
Net realized capital gains	(0.03)	(0.20)	—	(0.07)	—	—

Total distributions	(0.19)	(0.54)	(0.40)	(0.47)	(0.41)	(0.50)

Net asset value, end of period	$11.63	$11.75	$11.67	$11.67	$11.37	$10.35

Total return	0.56%[4]	5.51%	3.52%	7.01%	13.96%	1.89%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$432,194	$480,499	$361,341	$396,884	$353,513	$237,944
Ratio of operating expenses to average net assets	0.57%[5]	0.57%	0.57%	0.57%	0.57%	0.56%
Ratio of net investment income to average net assets	2.30%[5]	2.61%	3.26%	3.40%	3.67%	4.64%
Portfolio turnover rate	6%	22%	68%	31%	55%	71%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$19.20	$17.19	$16.40	$14.33	$13.20	$20.00

Income from investment operations:
Net investment income	0.13	0.18	0.13	0.10	0.11	0.10
Net realized and unrealized gain (loss) on investments	1.94	2.00	0.79	2.07	1.13	(6.71)

Total from investment operations	2.07	2.18	0.92	2.17	1.24	(6.61)

Distributions to shareholders from:
Net investment income	(0.13)	(0.17)	(0.13)	(0.10)	(0.11)	(0.10)
Net realized capital gains	(0.18)	—	—	—	—	(0.09)

Total distributions	(0.31)	(0.17)	(0.13)	(0.10)	(0.11)	(0.19)

Net asset value, end of period	$20.96	$19.20	$17.19	$16.40	$14.33	$13.20

Total return	10.96%[2]	12.68%	5.58%	15.15%	9.57%	(33.32)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$179,396	$170,580	$153,893	$157,227	$132,739	$97,704
Ratio of operating expenses to average net assets	0.87%[3]	0.87%	0.88%	0.88%	0.88%	0.86%
Ratio of net investment income to average net assets	1.34%[3]	0.99%	0.72%	0.63%	0.90%	0.57%
Portfolio turnover rate	33%	37%	51%	44%	53%	91%

[1]	Unaudited.
[2]	Total return calculation is not annualized.
[3]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1,2]	2012	2011[2]	2010[2]	2009	2008[2]

Net asset value, beginning of period	$18.24	$16.64	$14.70	$11.70	$10.62	$16.89

Income from investment operations:
Net investment income	0.10	0.08	—	0.01	0.05	0.05
Net realized and unrealized gain (loss) on investments	3.07	1.60	1.95	3.01	1.08	(6.28)

Total from investment operations	3.17	1.68	1.95	3.02	1.13	(6.23)

Distributions to shareholders from:
Net investment income	(0.11)	(0.08)	(0.01)	(0.02)	(0.05)	(0.04)
Net realized capital gains	(0.19)	—	—	—	—	—

Total distributions	(0.30)	(0.08)	(0.01)	(0.02)	(0.05)	(0.04)

Net asset value, end of period	$21.11	$18.24	$16.64	$14.70	$11.70	$10.62

Total return	17.57%[3]	10.10%[4]	13.24%	25.78%	10.81%	(36.94)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$449,136	$363,561	$216,958	$128,828	$104,611	$93,448
Ratio of operating expenses to average net assets	0.92%[5]	0.93%	0.94%	0.96%	0.94%	0.94%
Ratio of net investment income to average net assets	1.05%[5]	0.47%	0.01%	0.04%	0.50%	0.35%
Portfolio turnover rate[6]	27%	49%	78%	81%	89%	72%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1,2]	2012[2]	2011	2010[2]	2009[2]	2008

Net asset value, beginning of period	$18.86	$17.16	$15.12	$12.01	$10.89	$17.29

Income from investment operations:
Net investment income	0.12	0.13	0.05	0.03	0.07	0.08
Net realized and unrealized gain (loss) on investments	3.17	1.65	2.00	3.10	1.10	(6.42)

Total from investment operations	3.29	1.78	2.05	3.13	1.17	(6.34)

Distributions to shareholders from:
Net investment income	(0.13)	(0.08)	(0.01)	(0.02)	(0.05)	(0.06)
Net realized capital gains	(0.19)	—	—	—	—	—

Total distributions	(0.32)	(0.08)	(0.01)	(0.02)	(0.05)	(0.06)

Net asset value, end of period	$21.83	$18.86	$17.16	$15.12	$12.01	$10.89

Total return	17.74%[3]	10.38%	13.53%	26.12%	10.91%	(36.77)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$19,410	$14,305	$249	$1	$1	$1
Ratio of operating expenses to average net assets	0.72%[4]	0.73%	0.74%	0.76%	0.74%	0.74%
Ratio of net investment income to average net assets	1.23%[4]	0.71%	0.30%	0.31%	0.64%	0.54%
Portfolio turnover rate[5]	27%	49%	78%	81%	89%	72%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.56	$9.46	$9.33	$7.88	$7.00	$10.89

Income from investment operations:
Net investment income	0.06	0.13	0.07	0.06	0.12	0.16
Net realized and unrealized gain (loss) on investments	1.34	1.08	0.13 [2]	1.45	0.88	(3.89)

Total from investment operations	1.40	1.21	0.20	1.51	1.00	(3.73)

Distributions to shareholders from:
Net investment income	(0.08)	(0.11)	(0.07)	(0.06)	(0.12)	(0.16)
Net realized capital gains	(0.50)	—	—	—	—	(0.00)[3]

Total distributions	(0.58)	(0.11)	(0.07)	(0.06)	(0.12)	(0.16)

Net asset value, end of period	$11.38	$10.56	$9.46	$9.33	$7.88	$7.00

Total return	13.85%[4]	12.86%	2.10%	19.14%	14.65%	(34.61)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$85,893	$77,107	$86,873	$47,484	$36,541	$31,091
Ratio of operating expenses to average net assets	0.90%[5]	0.91%	0.92%	0.95%	0.97%	0.94%
Ratio of net investment income to average net assets	1.03%[5]	1.26%	0.70%	0.64%	1.75%	1.64%
Portfolio turnover rate	95%	157%	164%	118%	177%	288%

[1]	Unaudited.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1]	2012[2]	2011[2]	2010[2]	2009[2]	2008[2]

Net asset value, beginning of period	$7.36	$6.78	$6.04	$4.71	$4.53	$7.34

Income from investment operations:
Net investment income (loss)	0.06	0.01	(0.02)	0.00 [3]	0.01	0.00 [3]
Net realized and unrealized gain (loss) on investments	1.12	0.58	0.76	1.34	0.17	(2.80)

Total from investment operations	1.18	0.59	0.74	1.34	0.18	(2.80)

Distributions to shareholders from:
Net investment income	(0.06)	(0.01)	—	(0.01)	—	—
Tax return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.06)	(0.01)	—	(0.01)	—	(0.01)

Net asset value, end of period	$8.48	$7.36	$6.78	$6.04	$4.71	$4.53

Total return	16.05%[4]	8.77%	12.25%	28.54%	3.97%	(38.16)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$32,691	$27,385	$18,671	$17,643	$19,554	$22,903
Ratio of operating expenses to average net assets	0.96%[5]	1.00%	0.98%	1.00%	1.00%	0.95%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	1.47%[5]	0.17%	(0.22)%	(0.06)%	0.14%	0.06%
Portfolio turnover rate	72%	120%	157%	109%	117%	129%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap 100 Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1]	2012	2011[2]	2010[2]	2009	2008

Net asset value, beginning of period	$14.10	$12.62	$11.49	$9.75	$8.60	$13.97

Income from investment operations:
Net investment income	0.09	0.17	0.11	0.09	0.11	0.12
Net realized and unrealized gain (loss) on investments	2.34	1.48	1.12	1.74	1.15	(5.38)

Total from investment operations	2.43	1.65	1.23	1.83	1.26	(5.26)

Distributions to shareholders from:
Net investment income	(0.09)	(0.17)	(0.10)	(0.09)	(0.11)	(0.11)

Total distributions	(0.09)	(0.17)	(0.10)	(0.09)	(0.11)	(0.11)

Net asset value, end of period	$16.44	$14.10	$12.62	$11.49	$9.75	$8.60

Total return	17.27%[3]	13.14%	10.69%	18.81%	14.80%	(37.89)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$182,349	$115,204	$91,070	$86,428	$91,794	$87,534
Ratio of operating expenses to average net assets	0.86%[4]	0.88%	0.88%	0.89%	0.88%	0.86%
Ratio of net investment income to average net assets	1.16%[4]	1.23%	0.84%	0.83%	1.24%	0.95%
Portfolio turnover rate	47%	104%	103%	103%	124%	111%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1]	2012	2011	2010[2]	2009[2]	2008[2]

Net asset value, beginning of period	$14.81	$13.73	$12.31	$9.80	$8.57	$14.17

Income from investment operations:
Net investment income	0.06	0.07	0.07	0.04	0.04	0.04
Net realized and unrealized gain (loss) on investments	2.42	1.08	1.42	2.51	1.24	(5.61)

Total from investment operations	2.48	1.15	1.49	2.55	1.28	(5.57)

Distributions to shareholders from:
Net investment income	(0.05)	(0.07)	(0.07)	(0.04)	(0.05)	(0.03)

Total distributions	(0.05)	(0.07)	(0.07)	(0.04)	(0.05)	(0.03)

Net asset value, end of period	$17.24	$14.81	$13.73	$12.31	$9.80	$8.57

Total return	16.75%[3]	8.44%	12.13%	26.11%	14.99%	(39.36)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$124,925	$93,527	$64,981	$50,040	$44,182	$41,314
Ratio of operating expenses to average net assets	0.87%[4]	0.89%	0.88%	0.90%	0.90%	0.88%
Ratio of net investment income to average net assets	0.77%[4]	0.52%	0.56%	0.38%	0.50%	0.29%
Portfolio turnover rate	50%	111%	117%	125%	140%	148%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Long/Short Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1,2]	2012[2]	2011[2]	2010[2]	2009[2]	2008[2]

Net asset value, beginning of period	$9.29	$8.90	$8.45	$8.15	$8.25	$9.55

Income from investment operations:
Net investment income (loss)	(0.01)	(0.08)	(0.05)	(0.04)	(0.04)	0.14
Net realized and unrealized gain (loss) on investments	0.66	0.47	0.50	0.34	(0.06)	(1.28)

Total from investment operations	0.65	0.39	0.45	0.30	(0.10)	(1.14)

Distributions to shareholders from:
Net investment income	—	—	—	—	—	(0.16)

Total distributions	—	—	—	—	—	(0.16)

Net asset value, end of period	$9.94	$9.29	$8.90	$8.45	$8.15	$8.25

Total return	7.00%[3]	4.38%	5.33%	3.68%	(1.21)%	(12.15)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$17,825	$13,752	$14,367	$11,344	$17,615	$34,904
Ratio of operating expenses before waiver/reimbursement to average net assets	3.09%[4]	3.20%	2.81%	2.72%	2.84%	2.28%
Ratio of operating expenses after waiver/reimbursement to average net assets	2.71%[4]	2.80%	2.36%	2.33%	2.49%	1.89%
Ratio of operating expenses after waiver/reimbursement excluding dividends and interest on securities sold short and stock ticket expense on securities sold short	1.25%[4]	1.25%	1.25%	1.25%	1.23%	1.18%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	(0.15)%[4]	(0.83)%	(0.74)%	(0.47)%	(0.44)%	1.54%
Portfolio turnover rate	79%[5]	128%[5]	137%[5]	636%	715%	656%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	The calculation of the portfolio turnover rate for the fiscal years ended October 31, 2011 and 2012 and the period ended April 30, 2013 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Total Market Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1,2]	2012	2011[2]	2010[2]	2009[2]	2008[2]

Net asset value, beginning of period	$9.68	$9.01	$8.36	$7.02	$6.54	$10.42

Income from investment operations:
Net investment income	0.06	0.03	0.01	0.00 [3]	0.02	0.05
Net realized and unrealized gain (loss) on investments	1.61	0.68	0.65	1.35	0.49	(3.87)

Total from investment operations	1.67	0.71	0.66	1.35	0.51	(3.82)

Distributions to shareholders from:
Net investment income	(0.05)	(0.04)	(0.01)	(0.01)	(0.02)	(0.06)
Tax return of capital	—	—	—	—	(0.01)	—

Total distributions	(0.05)	(0.04)	(0.01)	(0.01)	(0.03)	(0.06)

Net asset value, end of period	$11.30	$9.68	$9.01	$8.36	$7.02	$6.54

Total return	17.35%[4]	7.93%	7.86%	19.20%	7.72%	(36.83)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$47,576	$44,619	$41,069	$34,451	$20,679	$27,331
Ratio of operating expenses before waiver/reimbursement to average net assets	2.41%[5]	2.48%	2.19%	2.12%	2.32%	2.30%
Ratio of operating expenses after waiver/reimbursement to average net assets	2.06%[5]	2.09%	1.84%	1.77%	1.96%	1.92%
Ratio of operating expenses after waiver/reimbursement excluding dividends and interest on securities sold short and stock ticket expense on securities sold short	1.20%[5]	1.25%	1.21%	1.23%	1.25%	1.20%
Ratio of net investment income to average net assets	1.19%[5]	0.29%	0.14%	0.05%	0.25%	0.54%
Portfolio turnover rate	64%[6]	135%[6]	123%[6]	200%	185%	201%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The calculation of the portfolio turnover rate for the fiscal years ended October 31, 2011 and 2012 and the period ended April 30, 2013 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Secured Options Portfolio
				For the
				Period
	For the			June 30,
	Period			2010[3]
	Ended			through
	April 30,	For the Year Ended October 31,		October 31,
	2013[1]	2012	2011[2]	2010[2]

Net asset value, beginning of period	$13.28	$12.03	$11.55	$10.00

Income from investment operations:
Net investment loss	(0.05)	(0.10)	(0.10)	(0.03)
Net realized and unrealized gain on investments	0.71	1.78	0.98	1.58

Total from investment operations	0.66	1.68	0.88	1.55

Distributions to shareholders from:
Net realized capital gains	(1.44)	(0.43)	(0.40)	—

Total distributions	(1.44)	(0.43)	(0.40)	—

Net asset value, end of period	$12.50	$13.28	$12.03	$11.55

Total return	5.65%[4]	14.34%	7.74%	15.50%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$387,986	$375,175	$257,619	$112,876
Ratio of operating expenses to average net assets	0.87%[5]	0.88%	0.90%	1.02%[5]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	(0.82)%[5]	(0.85)%	(0.85)%	(0.91)%[5]
Portfolio turnover rate	562%	1,130%	1,010%	247%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	International Secured Options Portfolio
		For the
		Period
	For the	September 28,
	Period	2012[3]
	Ended	through
	April 30,	October 31,
	2013[1,2]	2012[2]

Net asset value, beginning of period	$10.15	$10.00

Income from investment operations:
Net investment loss	(0.04)	(0.01)
Net realized and unrealized gain on investments	0.88	0.16

Total from investment operations	0.84	0.15

Distributions to shareholders from:
Net realized capital gains	(0.03)	—

Total distributions	(0.03)	—

Net asset value, end of period	$10.96	$10.15

Total return	8.25%[4]	1.50%[4]

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$82,182	$21,115
Ratio of operating expenses before waiver/reimbursement to average net assets	1.01%[5]	3.68%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[5]	1.00%[5]
Ratio of net expenses in excess of income to average net assets	(0.83)%[5]	(1.00)%[5]
Portfolio turnover rate	16%	0.00%[6]

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Calculation represents portfolio turnover for the Fund for the period of September 28, 2012 through October 31, 2012.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1,2]	2012[2]	2011[2]	2010[2]	2009[2]	2008

Net asset value, beginning of period	$11.88	$12.06	$13.36	$12.34	$9.09	$19.71

Income from investment operations:
Net investment income	0.12	0.29	0.32	0.30	0.25	0.53
Net realized and unrealized gain (loss) on investments	1.24	(0.15)	(1.30)	1.01	3.25	(10.42)

Total from investment operations	1.36	0.14	(0.98)	1.31	3.50	(9.89)

Distributions to shareholders from:
Net investment income	(0.06)	(0.31)	(0.32)	(0.29)	(0.25)	(0.54)
Net realized capital gains	—	—	—	—	—	(0.19)
Tax return of capital	—	(0.01)	—	—	—	—

Total distributions	(0.06)	(0.32)	(0.32)	(0.29)	(0.25)	(0.73)

Net asset value, end of period	$13.18	$11.88	$12.06	$13.36	$12.34	$9.09

Total return	11.48%[3]	1.28%	(7.56)%	10.88%	39.06%	(51.69)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$118,142	$156,046	$271,428	$388,843	$392,845	$355,145
Ratio of operating expenses to average net assets	1.15%[4]	1.14%	1.13%	1.13%	1.13%	1.11%
Ratio of net investment income to average net assets	1.85%[4]	2.47%	2.35%	2.43%	2.54%	3.21%
Portfolio turnover rate	21%	45%	40%	36%	63%	49%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Fund
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1,2]	2012[2]	2011[2]	2010[2]	2009[2]	2008

Net asset value, beginning of period	$10.75	$10.86	$12.04	$11.18	$9.15	$20.32

Income from investment operations:
Net investment income	0.10	0.25	0.31	0.29	0.22	0.64
Net realized and unrealized gain (loss) on investments	1.09	(0.04)[3]	(1.18)	0.84	2.85	(10.91)

Total from investment operations	1.19	0.21	(0.87)	1.13	3.07	(10.27)

Distributions to shareholders from:
Net investment income	(0.03)	(0.32)	(0.31)	(0.27)	(0.24)	(0.61)
Net realized capital gains	—	—	—	—	(0.80)	(0.29)
Tax return of capital	—	(0.00)[4]	—	—	—	—

Total distributions	(0.03)	(0.32)	(0.31)	(0.27)	(1.04)	(0.90)

Net asset value, end of period	$11.91	$10.75	$10.86	$12.04	$11.18	$9.15

Total return	11.08%[5]	2.03%	(7.50)%	10.48%	36.81%	(52.37)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$39,070	$45,425	$83,633	$106,189	$109,423	$182,815
Ratio of operating expenses before waiver/reimbursement to average net assets	1.01%[6]	1.00%	0.94%	0.93%	0.92%	0.88%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[6]	1.00%[7]	0.94%	0.93%	0.92%	0.88%
Ratio of net investment income to average net assets	1.83%[6]	2.34%	2.53%	2.59%	2.44%	3.52%
Portfolio turnover rate	31%	53%	51%	40%	55%	40%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Amount rounds to less than $0.01 per share.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Amount of waiver/reimbursement rounds to less than 0.01% per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Small Cap Fund Class IV
			For the
			Period
	For the	For the	May 31,
	Period	Year	2011[3]
	Ended	Ended	through
	April 30,	October 31,	October 31,
	2013[1]	2012[2]	2011[2]

Net asset value, beginning of period	$8.88	$8.32	$10.00

Income from investment operations:
Net investment income	0.13	0.27	0.11
Net realized and unrealized gain (loss) on investments	1.57	0.47	(1.65)

Total from investment operations	1.70	0.74	(1.54)

Distributions to shareholders from:
Net investment income	(0.10)	(0.21)	(0.14)

Total distributions	(0.10)	(0.21)	(0.14)

Purchase Premium	0.04	0.03	—
Net asset value, end of period	$10.52	$8.88	$8.32

Total return[5]	19.76%[4]	9.41%	(15.37)%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$14,636	$6,800	$2,924
Ratio of operating expenses before waiver/reimbursement to average net assets	1.54%[6]	2.75%	4.65%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.10%[6]	1.10%	1.10%[6]
Ratio of net investment income to average net assets	2.99%[6]	3.21%	2.90%[6]
Portfolio turnover rate	52%	85%	28%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	Total return calculation is not annualized.
[5]	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
[6]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Emerging Markets Fund Class IV
			For the
			Period
	For the	For the	June 30,
	Period	Year	2011[3]
	Ended	Ended	through
	April 30,	October 31,	October 31,
	2013[1]	2012[2]	2011[2]

Net asset value, beginning of period	$8.74	$8.45	$10.00

Income from investment operations:
Net investment income	0.06	0.15	0.09
Net realized and unrealized gain (loss) on investments	0.63	0.20	(1.72)

Total from investment operations	0.69	0.35	(1.63)

Distributions to shareholders from:
Net investment income	(0.02)	(0.24)	—
Net realized capital gains	(0.08)	—	—

Total distributions	(0.10)	(0.24)	—

Purchase Premium	0.01	0.18	0.08
Net asset value, end of period	$9.34	$8.74	$8.45

Total return[5]	8.01%[4]	6.41%[6]	(15.50)%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$51,824	$41,272	$2,151
Ratio of operating expenses before waiver/reimbursement to average net assets	1.02%[7]	1.92%	8.12%[7]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.02%[7]	1.25%	1.25%[7]
Ratio of net investment income to average net assets	1.24%[7]	1.71%	2.98%[7]
Portfolio turnover rate	47%	86%	19%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	Total return calculation is not annualized.
[5]	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
[6]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[7]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 55.5%

	Federal Farm Credit Bank — 15.2%
$5,000,000	0.300% due 5/3/13[1]	$5,000,031
10,000,000	0.180% due 6/4/13[1]	9,999,907
10,000,000	0.190% due 6/20/13[1]	9,999,863
10,000,000	0.600% due 6/21/13[1]	10,005,805
10,000,000	0.200% due 7/2/13[1]	10,000,000
10,000,000	0.201% due 7/29/13[1]	10,002,211
5,000,000	0.300% due 7/29/13[1]	5,001,237
5,000,000	0.350% due 8/26/13[1]	5,002,436
11,000,000	0.241% due 9/23/13[1]	11,003,490
10,000,000	0.141% due 1/22/14[1]	10,001,085
10,000,000	0.101% due 3/5/14[1]	10,000,000
10,000,000	0.150% due 3/11/14[1]	10,000,000
10,000,000	0.150% due 4/1/14[1]	9,999,492

		116,015,557

	Federal Home Loan Bank — 23.7%
10,000,000	0.200% due 5/2/13	9,999,986
10,000,000	0.190% due 5/15/13[1]	9,999,961
10,000,000	0.340% due 5/21/13	10,000,749
2,960,000	3.875% due 6/14/13	2,972,847
20,000,000	0.170% due 7/12/13[1]	19,999,599
5,000,000	0.125% due 7/25/13	4,998,862
9,500,000	1.000% due 7/29/13	9,516,807
5,400,000	0.170% due 8/1/13[1]	5,400,139
5,000,000	0.280% due 8/2/13	5,000,465
8,000,000	0.280% due 8/13/13	8,001,230
8,000,000	0.270% due 8/16/13	8,000,858
7,800,000	3.625% due 10/18/13	7,923,403
4,000,000	0.300% due 11/22/13	4,001,485
5,000,000	0.320% due 12/11/13	5,002,983
30,000,000	0.230% due 12/20/13[1]	30,009,687
15,000,000	0.875% due 12/27/13	15,068,118
10,000,000	0.260% due 1/23/14	10,004,572
15,000,000	0.220% due 2/24/14[1]	15,009,962

		180,911,713

	Federal Home Loan Mortgage Corporation — 9.9%
15,000,000	4.125% due 9/27/13	15,237,487
5,000,000	0.375% due 10/15/13	5,003,238
6,480,000	0.440% due 11/18/13[1]	6,489,784
18,400,000	0.375% due 11/27/13	18,416,264
6,672,000	0.625% due 12/23/13	6,690,758

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)
	Federal Home Loan Mortgage Corporation — (Continued)

$5,000,000	4.500% due 1/15/14	$5,153,648
8,000,000	4.500% due 4/2/14	8,315,729
9,766,000	2.500% due 4/23/14	9,987,840

		75,294,748

	Federal National Mortgage Association — 6.7%
2,000,000	0.380% due 8/9/13[1]	2,000,999
10,000,000	1.000% due 9/23/13	10,031,237
14,254,000	2.750% due 2/5/14	14,532,462
5,000,000	1.250% due 2/27/14	5,043,614
19,400,000	0.261% due 3/4/14[1]	19,418,374

		51,026,686

	TOTAL AGENCY NOTES (Amortized Cost $423,248,704)	423,248,704

REPURCHASE AGREEMENTS* — 44.4%
140,000,000	With RBS Greenwich, Inc., dated 4/30/13, 0.130%, principal and interest in the amount of $140,000,506, due 5/1/13, (collateralized by a U.S. Treasury Note with a par value of $142,680,000, coupon rate of 0.250%, due 8/31/14, market value of $142,851,216)	140,000,000
168,701,144	With Societe Generale, dated 4/30/13, 0.150%, principal and interest in the amount of $168,701,847, due 5/1/13, (collateralized by a U.S. Treasury Bond with a par value of $118,870,200, coupon rate of 6.250%, due 8/15/23, market value of $172,074,124)	168,701,144
30,000,000	With UBS AG, dated 4/30/13, 0.110%, principal and interest in the amount of $30,000,092, due 5/1/13, (collateralized by a U.S. Treasury Note with a par value of $29,529,600, coupon rate of 2.625%, due 7/31/14, market value of $30,600,048)	30,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $338,701,144)	338,701,144

TOTAL INVESTMENTS (Amortized Cost $761,949,848)[2]	99.9%	$761,949,848
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	418,675

NET ASSETS	100.0%	$762,368,523

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of April 30, 2013.
[2]	Aggregate cost for federal tax purposes was $761,949,848.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

AGENCY DIVERSIFICATION

On April 30, 2013, agency diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

AGENCIES:
Federal Home Loan Bank	23.7%	$180,911,713
Federal Farm Credit Bank	15.2	116,015,557
Federal Home Loan Mortgage Corporation	9.9	75,294,748
Federal National Mortgage Association	6.7	51,026,686

TOTAL	55.5%	$423,248,704
REPURCHASE AGREEMENTS	44.4	338,701,144

TOTAL INVESTMENTS	99.9%	$761,949,848

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 96.3%

	Daily Variable/Floating Rate Notes — 42.4%
$2,200,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.16% due 4/1/17	$2,200,000
11,350,000	California State Pollution Control Financing Authority, Pollution Control Revenue, Chevron USA Inc. Project,
	0.17% due 6/1/25	11,350,000
7,620,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.20% due 1/15/26	7,620,000
3,640,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.20% due 1/15/26	3,640,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.14% due 7/1/36	4,000,000
4,150,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.15% due 7/1/35	4,150,000
7,800,000	Cuyahoga County, Ohio, Cleveland Clinic Revenue, Subseries B-3 (SPA: U.S. Bank N.A.),
	0.17% due 1/1/39	7,800,000
2,330,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.20% due 12/1/15	2,330,000
5,300,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.19% due 12/1/51	5,300,000
2,800,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.17% due 11/1/19	2,800,000
4,100,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.14% due 5/15/35	4,100,000
1,850,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series C, (SPA: J.P. Morgan Chase),
	0.15% due 6/1/41	1,850,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$700,000	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.19% due 6/1/20	$700,000
4,400,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.19% due 3/1/24	4,400,000
17,710,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series A,
	0.18% due 5/15/48	17,710,000
8,250,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series B,
	0.17% due 5/15/48	8,250,000
3,000,000	Irvine Ranch, California, Water District, Consolidated Improvement Districts, General Obligation Unlimited, (LOC: Bank of New York Mellon),
	0.17% due 6/1/15	3,000,000
9,800,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.20% due 12/1/16	9,800,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.17% due 6/1/23	8,735,000
5,800,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.19% due 10/1/24	5,800,000
3,200,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.17% due 8/1/15	3,200,000
3,950,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.19% due 11/1/14	3,950,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.15% due 7/1/39	2,025,000
1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series I,
	0.15% due 7/1/39	1,700,000
1,350,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.14% due 11/1/49	1,350,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$6,600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.18% due 8/15/40	$6,600,000
10,100,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.20% due 10/1/39	10,100,000
800,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.20% due 12/1/30	800,000
1,565,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.17% due 12/1/30	1,565,000
5,000,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.20% due 11/1/35	5,000,000
5,600,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Revenue Bonds, Series B, (SPA: U.S. Bank N.A.),
	0.17% due 5/15/34	5,600,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.17% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.17% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.17% due 7/15/32	2,150,000
5,200,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.17% due 6/1/31	5,200,000
3,400,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: J.P. Morgan Chase),
	0.21% due 6/1/41	3,400,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.17% due 11/1/29	$7,100,000
5,755,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.20% due 11/1/22	5,755,000
975,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.21% due 11/1/22	975,000
7,365,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.18% due 11/1/22	7,365,000
200,000	New York City, New York, General Obligation Unlimited, Subseries A-10, (LOC: J.P. Morgan Chase),
	0.21% due 8/1/16	200,000
2,885,000	New York City, New York, General Obligation Unlimited, Subseries A-8, (LOC: J.P. Morgan Chase),
	0.18% due 8/1/18	2,885,000
	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase):
200,000	0.210% due 8/15/18	200,000
900,000	0.210% due 8/15/20	900,000
1,900,000	0.210% due 8/15/21	1,900,000
12,700,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.20% due 6/15/38	12,700,000
3,800,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: J.P. Morgan Chase),
	0.17% due 7/1/25	3,800,000
2,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.20% due 10/1/24	2,000,000
2,048,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.19% due 7/15/19	2,048,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.17% due 8/15/20	$1,600,000
11,370,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.18% due 5/15/32	11,370,000
9,325,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.18% due 4/1/38	9,325,000
12,625,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.21% due 2/15/31	12,625,000
5,000,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.19% due 12/1/29	5,000,000
3,300,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.19% due 10/1/25	3,300,000
1,625,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.20% due 2/1/26	1,625,000
915,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.21% due 11/1/25	915,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $267,263,000)	267,263,000

	Weekly Variable/Floating Rate Notes — 53.9%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.22% due 10/1/30	14,000,000
2,025,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.25% due 8/1/16	2,025,000
2,100,000	California State Educational Facilities Authority, Revenue Bonds, Series L,
	0.20% due 10/1/22	2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.20% due 5/1/40	9,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.20% due 5/1/40	$15,000,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.31% due 9/1/26	900,000
3,493,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.24% due 7/1/27	3,493,000
7,080,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.23% due 4/1/20	7,080,000
1,755,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.25% due 5/15/14	1,755,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.20% due 7/1/33	12,000,000
1,700,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wells Fargo Bank N.A.),
	0.23% due 12/1/15	1,700,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.24% due 12/1/34	750,000
6,950,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.25% due 12/1/26	6,950,000
1,130,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank N.A.),
	0.22% due 12/1/20	1,130,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.23% due 4/1/27	8,915,000
5,170,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.19% due 10/1/36	5,170,000
9,885,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (SPA: J.P. Morgan Chase),
	0.21% due 9/1/19	9,885,000
609,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.18% due 7/1/28	609,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.22% due 12/15/24	$6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.20% due 2/15/38	3,000,000
2,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	0.20% due 2/15/38	2,000,000
12,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	0.21% due 10/1/39	12,000,000
1,930,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.21% due 2/15/38	1,930,000
7,300,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.21% due 11/1/26	7,300,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.21% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.21% due 12/1/29	2,610,000
6,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.21% due 8/1/28	6,500,000
2,370,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank N.A.),
	0.31% due 12/1/27	2,370,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.20% due 6/1/32	5,000,000
2,800,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.20% due 7/1/31	2,800,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.22% due 2/15/35	$6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.21% due 11/15/19	5,100,000
4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.23% due 11/15/28	4,900,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.21% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.21% due 11/15/36	6,300,000
3,000,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.19% due 12/1/17	3,000,000
8,900,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.19% due 6/1/27	8,900,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.21% due 12/1/21	4,380,000
1,835,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.23% due 11/15/28	1,835,000
6,500,000	Ohio State University General Receipts,
	0.20% due 12/1/21	6,500,000
8,765,000	Ohio State University, Series B,
	0.21% due 12/1/29	8,765,000
3,500,000	Ohio State University, Series E,
	0.21% due 6/1/35	3,500,000
9,875,000	Ohio State, General Obligation Unlimited, Series C,
	0.20% due 6/15/26	9,875,000
5,000,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.20% due 9/1/35	5,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,250,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.20% due 9/1/36	$6,250,000
1,800,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.20% due 9/1/36	1,800,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.21% due 7/1/35	11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.22% due 7/1/33	6,275,000
5,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.21% due 7/1/32	5,185,000
10,950,000	Rhode Island Health & Educational Building Corp. Revenue, Higher Education Facilities Brown, Series A,
	0.20% due 5/1/35	10,950,000
319,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.31% due 12/1/15	319,000
12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.26% due 5/1/32	12,760,000
6,925,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Bank of New York Mellon),
	0.22% due 11/1/31	6,925,000
3,070,000	University of North Carolina, Revenue Bonds, Series B,
	0.20% due 12/1/25	3,070,000
8,770,000	University of North Carolina, Revenue Bonds, Series C,
	0.20% due 12/1/25	8,770,000
	University of Texas, University Revenue, Financing System, Series B:
6,140,000	0.160% due 8/1/16	6,140,000
3,470,000	0.190% due 8/1/33	3,470,000
4,000,000	0.190% due 8/1/34	4,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,500,000	0.160% due 8/1/39	$6,500,000
700,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.17% due 8/15/13	700,000
8,675,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.23% due 6/1/48	8,675,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $339,721,000)	339,721,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $606,984,000)	606,984,000

FIXED RATE NOTES* — 3.6%
5,000,000	Colorado State General Fund, Revenue TRANS, Series A,
	2.00% due 6/27/13	5,014,168
17,500,000	Texas State, TRANS,
	2.50% due 8/30/13	17,632,343

	TOTAL FIXED RATE NOTES (Amortized Cost $22,646,511)	22,646,511

TOTAL INVESTMENTS (Amortized Cost $629,630,511)[2]	99.9%	$629,630,511
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	382,632

NET ASSETS	100.0%	$630,013,143

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $629,630,511.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

COUPON TYPE

On April 30, 2013, coupon type of the Portfolio was as follows :

	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	96.3%	$606,984,000
Fixed Rate Notes	3.6	22,646,511

TOTAL INVESTMENTS	99.9%	$629,630,511

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 6.0%

	Federal Home Loan Bank — 1.2%
$4,500,000	4.125% due 12/13/19	$5,315,562

		5,315,562

	Federal Home Loan Mortgage Corporation — 3.4%
5,000,000	5.000% due 7/15/14	5,290,035
8,135,000	5.125% due 10/18/16[1]	9,436,657

		14,726,692

	Federal National Mortgage Association — 1.4%
5,000,000	5.000% due 5/11/17	5,879,095

		5,879,095

	TOTAL AGENCY NOTES (Cost $25,411,121)	25,921,349

MORTGAGE-BACKED SECURITIES*,2 — 46.0%

	Federal Home Loan Mortgage Corporation — 11.7%
1,132	# G00807, 9.500% due 3/1/21	1,153
759,077	# G12342, 5.500% due 8/1/21	819,137
112,275	# J03649, 5.500% due 10/1/21	120,456
96,703	# J03604, 5.500% due 10/1/21	102,360
283,061	# J03536, 5.500% due 11/1/21	303,370
313,371	# G12442, 6.000% due 11/1/21	344,266
208,838	# G18163, 5.500% due 1/1/22	224,056
861,673	# G13396, 5.500% due 12/1/23	924,465
67,436	# D78677, 8.000% due 3/1/27	71,438
44,805	# D84894, 8.000% due 12/1/27	45,981
442,690	# C00742, 6.500% due 4/1/29	503,871
245,888	# A57845, 7.000% due 2/1/37	283,978
371,373	# A68937, 6.000% due 11/1/37	404,786
219,763	# A68332, 5.500% due 11/1/37	237,297
2,350,790	# A69653, 5.500% due 12/1/37	2,538,348
926,526	# A70446, 5.000% due 12/1/37	994,658
1,590,193	# A73370, 5.000% due 2/1/38	1,707,128
1,619,646	# A90421, 4.500% due 12/1/39	1,734,492
1,724,584	# A92890, 4.500% due 7/1/40	1,847,949
5,883,767	# A97620, 4.500% due 3/1/41	6,316,603
7,582,881	# Q06558, 3.500% due 2/1/42	8,069,030
5,697,607	# C03770, 3.500% due 2/1/42	6,062,888

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal Home Loan Mortgage Corporation — (Continued)

$3,817,819	# Q07651, 3.500% due 4/1/42	$4,086,446
7,173,354	# C03860, 3.500% due 4/1/42	7,633,248
5,025,909	# Q12458, 3.000% due 11/1/42	5,250,750

		50,628,154

	Federal National Mortgage Association — 32.1%
9,953	# 535729, 6.500% due 2/1/16	10,449
15,441	# 535962, 6.500% due 5/1/16	16,447
6,090	# 595134, 6.500% due 7/1/16	6,487
31,451	# 596498, 6.000% due 7/1/16	33,295
7,629	# 608777, 6.500% due 10/1/16	8,126
116,413	# 625990, 5.500% due 12/1/16	124,146
7,961	# 643340, 6.500% due 3/1/17	8,242
32,483	# 555016, 6.500% due 10/1/17	34,600
232,251	# 686230, 5.500% due 2/1/18	253,049
296,828	# 254685, 5.000% due 4/1/18	317,570
396,046	# 740449, 5.500% due 9/1/18	423,748
181,260	# 768557, 5.500% due 2/1/19	197,492
123,616	# 255159, 5.500% due 3/1/19	134,686
2,193	# 313796, 9.500% due 2/1/21	2,240
2,943	# 125275, 7.000% due 3/1/24	3,450
22,701	# 313795, 9.500% due 1/1/25	25,322
3,384,786	# AH6827, 4.000% due 3/1/26	3,619,676
2,449,134	# AI1657, 4.000% due 4/1/26	2,619,093
3,341,608	# AB3900, 3.000% due 11/1/26	3,532,323
28,010	# 373328, 8.000% due 3/1/27	28,276
3,340,822	# AK4751, 3.000% due 4/1/27	3,557,593
87,961	# 390895, 8.000% due 6/1/27	102,194
9,193,979	# AO0533, 3.000% due 6/1/27	9,724,453
169,408	# 397602, 8.000% due 8/1/27	196,862
27,753	# 405845, 8.000% due 11/1/27	27,992
2,518	# 499335, 6.500% due 8/1/29	2,967
14,221	# 252806, 7.500% due 10/1/29	17,325
609	# 523497, 7.500% due 11/1/29	707
2,856	# 588945, 7.000% due 6/1/31	3,414
194,446	# 607862, 7.000% due 9/1/31	232,499
24,567	# 624571, 7.000% due 3/1/32	29,345
23,197	# 656872, 6.500% due 8/1/32	27,487
20,965	# 687575, 7.000% due 2/1/33	25,010
1,060,845	# 789856, 6.000% due 8/1/34	1,180,490
271,042	# 820811, 6.000% due 4/1/35	298,646
295,257	# 829202, 5.000% due 7/1/35	320,899
571,012	# 826586, 5.000% due 8/1/35	620,601

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$199,579	# 867021, 7.000% due 3/1/36	$237,552
153,497	# 256216, 7.000% due 4/1/36	182,702
526,578	# 898412, 5.000% due 10/1/36	570,170
297,182	# 910894, 5.000% due 2/1/37	321,784
277,757	# 912456, 6.500% due 3/1/37	309,327
202,974	# 939512, 5.000% due 6/1/37	219,776
277,217	# 959877, 5.000% due 11/1/37	300,166
2,428,577	#973241, 5.000% due 3/1/38	2,629,623
585,785	# 975593, 5.000% due 6/1/38	634,279
903,165	# 257573, 5.500% due 2/1/39	982,280
2,082,434	# AD7128, 4.500% due 7/1/40	2,248,521
10,692,026	# AH1568, 4.500% due 12/1/40	11,748,594
6,663,216	# AH6991, 4.000% due 1/1/41	7,134,261
4,460,002	# AH4004, 4.500% due 3/1/41	4,818,501
3,905,534	# AH8351, 4.000% due 3/1/41	4,183,460
2,919,600	# AJ1315, 4.000% due 9/1/41	3,205,373
4,988,455	# AB3867, 3.500% due 11/1/41	5,341,934
2,949,828	# AI8779, 4.000% due 11/1/41	3,159,743
4,850,703	# AJ0083, 3.500% due 11/1/41	5,173,199
7,364,496	# AJ5958, 4.000% due 12/1/41	7,888,569
8,381,332	# AK2070, 3.500% due 1/1/42	8,938,560
2,575,395	# AK5070, 3.500% due 3/1/42	2,765,934
8,325,774	# AK5426, 3.500% due 3/1/42	8,879,308
9,051,374	# AB5248, 3.000% due 5/1/42	9,476,718
10,640,493	# AP6289, 3.000% due 9/1/42	11,140,513
7,913,499	# AP7950, 3.500% due 9/1/42	8,474,245

		138,732,293

	Government National Mortgage Association — 2.2%
15,278	# 460389, 7.000% due 5/15/28	18,284
17,575	# 464049, 7.000% due 7/15/28	21,032
42,749	# 476259, 7.000% due 8/15/28	51,158
2,361	# 496632, 7.000% due 12/15/28	2,825
30,386	# 539971, 7.000% due 1/15/31	36,246
13,162	# 485264, 7.500% due 2/15/31	13,622
20,026	# 556417, 7.000% due 6/15/31	23,888
44,407	# 559304, 7.000% due 9/15/31	52,971
40,620	# 570289, 7.000% due 1/15/32	42,092
681,433	# 652486, 5.500% due 4/15/36	744,979
1,065,854	# 651859, 5.000% due 6/15/36	1,168,246
773,396	# 782150, 5.500% due 4/15/37	847,451
829,288	# 608508, 6.000% due 8/15/37	937,752
157,362	# 662521, 6.000% due 8/15/37	177,944

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Government National Mortgage Association — (Continued)

$527,916	# 677545, 6.000% due 11/15/37	$596,963
530,423	# 676291, 6.000% due 12/15/37	599,798
125,455	# 678831, 5.000% due 1/15/38	137,194
677,804	# 685836, 5.500% due 4/15/38	741,011
1,991,829	# 698235, 5.000% due 6/15/39	2,185,665
1,085,779	# 716655, 5.000% due 8/15/39	1,191,442

		9,590,563

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $192,729,905)	198,951,010

CORPORATE NOTES* — 32.1%
14,000,000	Bear Stearns Cos. LLC,
	6.400% due 10/2/17	16,794,316
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18	12,839,180
5,000,000	Deere & Co.,
	2.600% due 6/8/22	5,109,400
5,000,000	General Electric Capital Corp.,
	6.000% due 8/7/19	6,125,780
13,000,000	General Electric Capital Corp.,
	5.300% due 2/11/21	15,102,555
11,000,000	IBM Corp.,
	8.375% due 11/1/19	15,350,302
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	11,263,710
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	14,971,308
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	15,792,708
5,000,000	Toyota Motor Credit Corp.,
	2.050% due 1/12/17	5,184,615
4,000,000	Wachovia Bank NA,
	5.600% due 3/15/16	4,505,552
7,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18	8,522,234
5,000,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	7,348,705

	TOTAL CORPORATE NOTES (Cost $125,636,403)	138,910,365

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — 11.4%
$12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	$18,380,650
5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	5,257,810
4,000,000	U.S. Treasury Notes,
	3.125% due 10/31/16	4,378,752
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	13,956,564
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18[1]	7,225,316

	TOTAL US TREASURY NOTES/BONDS (Cost $45,358,614)	49,199,092

MUNICIPAL BONDS* — 2.0%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,280,745
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,412,586

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,693,331

REPURCHASE AGREEMENTS* — 1.6%
6,700,000	With Societe Generale, dated 4/30/13, 0.150%, principal and interest in the amount of $6,700,028, due 5/1/13, (collateralized by a U.S. Treasury Bond with a par value of $4,720,900, coupon rate of 6.250%, due 8/15/23, market value of $6,833,975)	6,700,000
30,462	With State Street Bank and Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $30,462, due 5/1/13, (collateralized by a GNMA security with a par value of $33,803, coupon rate of 2.500%, due 10/20/27, market value of $35,538)	30,462

	TOTAL REPURCHASE AGREEMENTS (Cost $6,730,462)	6,730,462

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
10,722,919	State Street Navigator Securities Lending Prime Portfolio	$10,722,919

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $10,722,919)	10,722,919

TOTAL INVESTMENTS (Cost $414,824,424)[3]	101.6%	$439,128,528
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.6)	(6,934,451)

NET ASSETS	100.0%	$432,194,077

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at April 30, 2013.
[3]	Aggregate cost for federal tax purposes was $414,824,424.
Abbreviations:
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2013, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Federal National Mortgage Association	33.5%	$144,611,388
Corporate	32.1	138,910,365
Federal Home Loan Mortgage Corporation	15.1	65,354,846
US Treasury Notes/Bonds	11.4	49,199,092
Government National Mortgage Association	2.2	9,590,563
Municipal Bonds	2.0	8,693,331
Federal Home Loan Bank	1.2	5,315,562

TOTAL	97.5%	$421,675,147
REPURCHASE AGREEMENTS	1.6	6,730,462
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.5	10,722,919

TOTAL INVESTMENTS	101.6%	$439,128,528

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%

	Aerospace & Defense — 4.5%
43,540	Honeywell International, Inc.	$3,201,932
19,950	Precision Castparts Corp.	3,816,235
17,800	Raytheon Co.	1,092,564

		8,110,731

	Capital Markets — 3.9%
12,458	BlackRock, Inc.	3,320,057
24,520	Franklin Resources, Inc.	3,792,263

		7,112,320

	Chemicals — 2.3%
39,410	Monsanto Co.	4,209,776

	Commercial Banks — 7.0%
48,000	Commerce Bancshares, Inc.	1,925,280
64,695	PNC Financial Services Group, Inc.	4,391,497
164,525	Wells Fargo & Co.	6,248,659

		12,565,436

	Communications Equipment — 2.6%
75,340	Qualcomm, Inc.	4,642,451

	Computers & Peripherals — 4.0%
16,210	Apple, Inc.	7,176,977

	Consumer Finance — 3.9%
71,295	American Express Co.	4,877,291
47,000	Discover Financial Services	2,055,780

		6,933,071

	Electrical Equipment — 1.0%
19,080	Hubbell, Inc. — Class B	1,830,917

	Electronic Equipment, Instruments & Components — 1.6%
39,265	Amphenol Corp. — Class A	2,965,293

	Energy Equipment & Services — 4.0%
40,385	National Oilwell Varco, Inc.	2,633,910
60,770	Schlumberger, Ltd.	4,523,111

		7,157,021

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 2.0%
46,775	Wal-Mart Stores, Inc.	$3,635,353

	Food Products — 1.2%
34,170	Kellogg Co.	2,222,417

	Health Care Equipment & Supplies — 4.4%
43,895	Baxter International, Inc.	3,066,944
30,250	CR Bard, Inc.	3,005,640
38,350	Medtronic, Inc.	1,790,178

		7,862,762

	Health Care Providers & Services — 1.1%
26,190	Humana, Inc.	1,940,941

	Hotels, Restaurants & Leisure — 2.1%
55,360	Yum! Brands, Inc.	3,771,123

	Household Products — 4.7%
20,875	Colgate-Palmolive Co.	2,492,684
76,710	Procter & Gamble Co. (The)	5,889,026

		8,381,710

	Industrial Conglomerates — 1.8%
30,300	3M Co.	3,172,713

	Insurance — 2.3%
45,700	ACE, Ltd.	4,073,698

	Internet & Catalog Retail — 1.3%
3,270	Priceline.com, Inc.[1,2]	2,275,887

	IT Services — 3.0%
42,790	Accenture PLC — Class A	3,484,818
29,680	Cognizant Technology Solutions Corp. — Class A1	1,923,264

		5,408,082

	Machinery — 1.8%
36,025	Parker Hannifin Corp.	3,190,734

	Multi-line Retail — 2.9%
71,440	Dollar Tree, Inc.[1]	3,397,687
32,860	Nordstrom, Inc.	1,859,547

		5,257,234

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 7.5%
57,790	Chevron Corp.	$7,050,958
71,475	Exxon Mobil Corp.	6,360,560

		13,411,518

	Pharmaceuticals — 10.2%
30,660	Allergan, Inc.	3,481,443
56,530	AstraZeneca PLC, Sponsored ADR	2,935,037
73,160	Johnson & Johnson	6,235,427
15,400	Novo Nordisk AS, Sponsored ADR	2,720,102
46,500	Roche Holding AG, Sponsored ADR	2,902,530

		18,274,539

	Semiconductors & Semiconductor Equipment — 1.0%
54,520	Avago Technologies, Ltd.	1,742,459

	Software — 5.8%
165,639	Microsoft Corp.	5,482,651
149,755	Oracle Corp.	4,908,969

		10,391,620

	Specialty Retail — 7.3%
43,685	Advance Auto Parts, Inc.	3,664,298
46,185	Bed Bath & Beyond, Inc.[1,2]	3,177,528
43,415	Home Depot, Inc.	3,184,490
45,930	Ross Stores, Inc.	3,034,595

		13,060,911

	Tobacco — 2.8%
52,645	Philip Morris International, Inc.	5,032,336

	Trading Companies & Distributors — 1.8%
13,025	WW Grainger, Inc.	3,210,272

	TOTAL COMMON STOCKS (Cost $131,291,201)	179,020,302

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.1%
5,571,000	State Street Navigator Securities Lending Prime Portfolio	$5,571,000

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,571,000)	5,571,000

TOTAL INVESTMENTS (Cost $136,862,201)[3]	102.9%	$184,591,302
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.9)	(5,195,587)

NET ASSETS	100.0%	$179,395,715

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $136,718,135.
Abbreviations:
ADR — American Depositary Receipt

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Pharmaceuticals	10.2%	$18,274,539
Oil, Gas & Consumable Fuels	7.5	13,411,518
Specialty Retail	7.3	13,060,911
Commercial Banks	7.0	12,565,436
Software	5.8	10,391,620
Household Products	4.7	8,381,710
Aerospace & Defense	4.5	8,110,731
Health Care Equipment & Supplies	4.4	7,862,762
Computers & Peripherals	4.0	7,176,977
Energy Equipment & Services	4.0	7,157,021
Capital Markets	3.9	7,112,320
Consumer Finance	3.9	6,933,071
IT Services	3.0	5,408,082
Multi-line Retail	2.9	5,257,234
Tobacco	2.8	5,032,336
Communications Equipment	2.6	4,642,451
Chemicals	2.3	4,209,776
Insurance	2.3	4,073,698
Hotels, Restaurants & Leisure	2.1	3,771,123
Food & Staples Retailing	2.0	3,635,353
Trading Companies & Distributors	1.8	3,210,272
Machinery	1.8	3,190,734
Industrial Conglomerates	1.8	3,172,713
Electronic Equipment, Instruments & Components	1.6	2,965,293
Internet & Catalog Retail	1.3	2,275,887
Food Products	1.2	2,222,417
Health Care Providers & Services	1.1	1,940,941
Electrical Equipment	1.0	1,830,917
Semiconductors & Semiconductor Equipment	1.0	1,742,459

TOTAL COMMON STOCKS	99.8%	$179,020,302
INVESTMENTS OF SECURITY LENDING COLLATERAL	3.1	5,571,000

TOTAL INVESTMENTS	102.9%	$184,591,302

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.9%

	Aerospace & Defense — 3.5%
373,092	Orbital Sciences Corp.[1]	$6,723,118
118,141	Triumph Group, Inc.	9,439,466

		16,162,584

	Airlines — 1.3%
226,655	Spirit Airlines, Inc.[1]	6,051,688

	Apparel Retailers — 2.1%
81,678	DSW, Inc. — Class A	5,400,549
135,935	Rue21, Inc.[1,2]	4,336,327

		9,736,876

	Automotive — 5.5%
588,663	American Axle & Manufacturing Holdings, Inc.[1,2]	7,870,424
84,011	Lithia Motors, Inc. — Class A	4,160,225
187,275	Sonic Automotive, Inc. — Class A	4,118,177
159,563	Tenneco Automotive, Inc.[1]	6,170,301
95,388	Thor Industries, Inc.	3,537,941

		25,857,068

	Banking — 10.2%
85,762	Berkshire Hills Bancorp, Inc.	2,217,805
109,098	Chemical Financial Corp.	2,705,631
63,592	Community Trust Bancorp, Inc.	2,201,555
322,335	First Financial Bancorp	4,954,289
364,340	FirstMerit Corp.	6,241,144
234,824	Flushing Financial Corp.	3,564,628
79,344	Home BancShares, Inc.	3,151,544
133,018	Lakeland Financial Corp.	3,564,883
206,236	PacWest Bancorp	5,718,924
131,851	Prosperity Bancshares, Inc.	6,057,235
207,111	Sterling Financial Corp.	4,515,020
111,140	WesBanco, Inc.	2,781,834

		47,674,492

	Chemicals — 1.1%
163,355	LSB Industries, Inc.[1]	5,335,174

	Commercial Services — 6.3%
242,699	Cardtronics, Inc.[1]	6,797,999
101,514	MAXIMUS, Inc.	8,089,651

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Services — (Continued)

142,353	Myriad Genetics, Inc.[1]	$3,964,531
140,358	TAL International Group, Inc.	5,810,821
187,567	Tetra Tech, Inc.[1]	4,931,136

		29,594,138

	Communications — 0.7%
566,785	Harmonic, Inc.[1]	3,219,339

	Computer Software & Processing — 3.8%
276,829	Blucora, Inc.[1]	4,088,764
267,494	MedAssets, Inc.[1]	5,010,163
345,088	Sapient Corp.[1]	4,030,628
231,615	Unisys Corp.[1]	4,430,795

		17,560,350

	Computers & Information — 2.2%
213,820	Electronics for Imaging, Inc.[1]	5,713,270
145,853	NETGEAR, Inc.[1]	4,344,961

		10,058,231

	Electrical Equipment — 4.5%
99,180	AZZ, Inc.	4,194,322
153,437	EnerSys[1]	7,033,552
74,969	Littelfuse, Inc.	5,234,336
103,848	Moog, Inc. — Class A1	4,798,816

		21,261,026

	Electronics — 4.2%
262,827	Finisar Corp.[1,2]	3,374,699
84,887	Measurement Specialties, Inc.[1]	3,630,617
212,362	Microsemi Corp.[1]	4,417,130
221,989	Multi-Fineline Electronix, Inc.[1]	3,383,112
360,151	Pericom Semiconductor Corp.[1]	2,326,575
196,366	Volterra Semiconductor Corp.[1]	2,554,722

		19,686,855

	Entertainment & Leisure — 1.5%
232,490	Cinemark Holdings, Inc.	7,181,616

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 4.4%
161,022	Mack-Cali Realty Corp.	$4,471,581
471,980	Newcastle Investment Corp.	5,347,533
231,634	PennyMac Mortgage Investment Trust	5,848,758
163,647	Sabra Health Care, Inc.	4,879,954

		20,547,826

	Forest Products & Paper — 2.2%
508,444	Graphic Packaging Holding Co.[1]	3,823,499
218,780	KapStone Paper and Packaging Corp.	6,471,512

		10,295,011

	Health Care Providers — 2.5%
207,694	Bio-Reference Labs, Inc.[1,2]	5,296,197
71,176	Mednax, Inc.[1]	6,315,446

		11,611,643

	Heavy Construction — 2.1%
153,834	McDermott International, Inc.[1]	1,642,947
118,141	MYR Group, Inc.[1]	2,693,615
243,282	Primoris Services Corp.	5,361,935

		9,698,497

	Heavy Machinery — 3.5%
425,307	Entegris, Inc.[1]	4,031,910
198,651	Matrix Service Co.[1]	2,985,725
201,569	Terex Corp.[1]	5,764,873
166,564	Titan Machinery, Inc.[1,2]	3,757,684

		16,540,192

	Home Construction, Furnishings & Appliances — 1.3%
77,302	Tupperware Brands Corp.	6,207,351

	Industrial — 0.8%
72,052	Crane Co.	3,878,559

	Insurance — 6.4%
414,514	American Equity Investment Life Holding Co.	6,317,193
130,101	Amtrust Financial Services, Inc.	4,118,998
118,432	Centene Corp.[1]	5,471,558

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

436,392	CNO Financial Group, Inc.	$4,939,958
182,316	Protective Life Corp.	6,938,947
168,315	RPX Corp.[1]	2,257,104

		30,043,758

	Lodging — 1.0%
201,569	Chesapeake Lodging Trust	4,769,123

	Media — Broadcasting & Publishing — 2.2%
499,692	Belo Corp. — Class A	5,356,698
192,818	Sinclair Broadcast Group, Inc. — Class A	5,167,523

		10,524,221

	Medical Supplies — 3.7%
76,719	Cyberonics, Inc.[1]	3,331,139
197,777	Hanger Orthopedic Group, Inc.[1]	6,010,443
80,802	ICU Medical, Inc.[1,2]	4,868,321
279,163	Rudolph Technologies, Inc.[1]	3,257,832

		17,467,735

	Oil & Gas — 5.7%
113,474	Atwood Oceanics, Inc.[1]	5,565,900
194,859	EPL Oil & Gas, Inc.[1]	6,366,043
61,513	Gulfport Energy Corp.[1]	3,210,363
74,385	Oil States International, Inc.[1]	6,647,044
243,867	Stone Energy Corp.[1]	4,811,496

		26,600,846

	Pharmaceuticals — 1.9%
189,317	Alere, Inc.[1]	4,861,661
77,885	Nu Skin Enterprises, Inc. — Class A	3,951,106

		8,812,767

	Real Estate Investment Trusts — 2.8%
305,708	Ashford Hospitality Trust, Inc.	3,937,519
301,624	Brandywine Realty Trust	4,503,246
268,369	Ramco-Gershenson Properties	4,688,407

		13,129,172

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Restaurants — 2.7%
57,466	Buffalo Wild Wings, Inc.[1,2]	$5,171,940
314,751	Texas Roadhouse, Inc.	7,396,648

		12,568,588

	Technology — 0.9%
99,472	MICROS Systems, Inc.[1,2]	4,218,607

	Telecommunications — 2.8%
143,519	j2 Global, Inc.	5,841,223
256,702	MasTec, Inc.[1]	7,136,316

		12,977,539

	Transportation — 3.5%
183,191	Arctic Cat, Inc.[1]	8,241,763
134,476	Celadon Group, Inc.	2,257,852
417,723	Swift Transportation Co.[1]	5,856,477

		16,356,092

	Water Companies — 0.6%
51,923	American States Water Co.	2,880,688

	TOTAL COMMON STOCKS (Cost $366,580,606)	458,507,652

Face
Amount

REPURCHASE AGREEMENT* — 3.2%
$15,098,158	With State Street Bank and Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $15,098,162, due 5/1/13, (collateralized by a GNMA security with a par value of $14,650,975, coupon rate of 2.500%, due 10/20/27, market value of $15,403,156)	15,098,158

	TOTAL REPURCHASE AGREEMENT (Cost $15,098,158)	15,098,158

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 7.0%
32,967,866	State Street Navigator Securities Lending Prime Portfolio	$32,967,866

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $32,967,866)	32,967,866

TOTAL INVESTMENTS (Cost $414,646,630)[3]	108.1%	$506,573,676
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.1)	(38,027,712)

NET ASSETS	100.0%	$468,545,964

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $416,197,049.
Abbreviations:
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banking	10.2%	$47,674,492
Insurance	6.4	30,043,758
Commercial Services	6.3	29,594,138
Oil & Gas	5.7	26,600,846
Automotive	5.5	25,857,068
Electrical Equipment	4.5	21,261,026
Financial Services	4.4	20,547,826
Electronics	4.2	19,686,855
Computer Software & Processing	3.8	17,560,350
Medical Supplies	3.7	17,467,735
Heavy Machinery	3.5	16,540,192
Transportation	3.5	16,356,092
Aerospace & Defense	3.5	16,162,584
Real Estate Investment Trusts	2.8	13,129,172
Telecommunications	2.8	12,977,539
Restaurants	2.7	12,568,588
Health Care Providers	2.5	11,611,643
Media — Broadcasting & Publishing	2.2	10,524,221
Forest Products & Paper	2.2	10,295,011
Computers & Information	2.2	10,058,231
Apparel Retailers	2.1	9,736,876
Heavy Construction	2.1	9,698,497
Pharmaceuticals	1.9	8,812,767
Entertainment & Leisure	1.5	7,181,616
Home Construction, Furnishings & Appliances	1.3	6,207,351
Airlines	1.3	6,051,688
Chemicals	1.1	5,335,174
Lodging	1.0	4,769,123
Technology	0.9	4,218,607
Industrial	0.8	3,878,559
Communications	0.7	3,219,339
Water Companies	0.6	2,880,688

TOTAL COMMON STOCKS	97.9%	$458,507,652
REPURCHASE AGREEMENTS	3.2	15,098,158
INVESTMENTS OF SECURITY LENDING COLLATERAL	7.0	32,967,866

TOTAL INVESTMENTS	108.1%	$506,573,676

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 3.5%
28,945	BE Aerospace, Inc.[1]	$1,816,009
13,435	United Technologies Corp.	1,226,481

		3,042,490

	Apparel Retailers — 1.7%
37,485	Gap, Inc. (The)	1,424,055

	Banking — 6.0%
34,815	CIT Group, Inc.[1]	1,479,986
35,185	First Republic Bank	1,336,326
8,215	M&T Bank Corp.	823,143
25,460	State Street Corp.	1,488,646

		5,128,101

	Beverages, Food & Tobacco — 1.6%
29,390	Reynolds American, Inc.	1,393,674

	Chemicals — 2.2%
13,470	Eastman Chemical Co.	897,776
16,450	LyondellBasell Industries N.V. — Class A	998,515

		1,896,291

	Commercial Services — 3.6%
29,720	Equifax, Inc.	1,818,864
51,020	Hertz Global Holdings, Inc.[1]	1,228,562

		3,047,426

	Communications — 2.8%
35,770	NetApp, Inc.[1]	1,248,016
19,160	Qualcomm, Inc.	1,180,639

		2,428,655

	Computer Software & Processing — 4.8%
35,690	Fidelity National Information Services, Inc.	1,500,764
44,010	NCR Corp.[1]	1,200,153
39,140	Synopsys, Inc.[1]	1,392,210

		4,093,127

	Computers & Information — 1.6%
26,910	SanDisk Corp.[1]	1,411,160

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Consumer Non — Durables — 2.0%
48,680	ConAgra Foods, Inc.	$1,721,812

	Electronics — 1.4%
35,375	Avnet, Inc.[1]	1,158,531

	Entertainment & Leisure — 2.3%
33,010	Time Warner, Inc.	1,973,338

	Financial Services — 10.8%
254,570	Bank of America Corp.	3,133,757
16,380	Goldman Sachs Group, Inc. (The)	2,392,627
76,945	JPMorgan Chase & Co.	3,771,074

		9,297,458

	Food Retailers — 1.7%
43,180	Kroger Co. (The)	1,484,528

	Forest Products & Paper — 5.1%
23,260	International Paper Co.	1,092,755
20,210	Kimberly-Clark Corp.	2,085,470
11,780	Rock-Tenn Co. — Class A	1,179,649

		4,357,874

	Heavy Construction — 1.7%
69,975	PulteGroup, Inc.[1,2]	1,468,775

	Heavy Machinery — 2.0%
30,865	Pentair, Ltd.	1,677,513

	Home Construction, Furnishings & Appliances — 1.6%
12,055	Whirlpool Corp.	1,377,645

	Insurance — 10.2%
31,105	Allstate Corp. (The)	1,532,232
31,585	Axis Capital Holdings Ltd.	1,409,639
19,220	Chubb Corp. (The)	1,692,706
22,220	CIGNA Corp.	1,470,297
18,340	Travelers Cos., Inc. (The)	1,566,419
34,900	XL Group PLC	1,086,786

		8,758,079

	Media — Broadcasting & Publishing — 2.2%
46,640	Comcast Corp. — Class A	1,926,232

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Medical Supplies — 4.1%
24,780	Covidien PLC	$1,581,955
24,145	Thermo Fisher Scientific, Inc.	1,948,019

		3,529,974

	Oil & Gas — 9.0%
17,000	Chevron Corp.	2,074,170
19,600	Helmerich & Payne, Inc.	1,148,952
20,090	Marathon Petroleum Corp.	1,574,253
13,800	Noble Energy, Inc.	1,563,402
33,820	Valero Energy Corp.	1,363,622

		7,724,399

	Pharmaceuticals — 6.7%
13,810	Actavis, Inc.[1]	1,460,131
15,110	Amgen, Inc.	1,574,613
12,970	McKesson Corp.	1,372,486
47,140	Mylan, Inc.[1]	1,372,245

		5,779,475

	Retailers — 7.6%
42,815	CVS Caremark Corp.	2,490,977
22,075	Express Scripts Holding Co.[1]	1,310,593
30,405	Macy’s, Inc.	1,356,063
20,265	Signet Jewelers, Ltd.	1,392,813

		6,550,446

	Software — 1.5%
38,280	Oracle Corp.	1,254,818

	Technology — 1.7%
26,725	KLA-Tencor Corp.	1,449,831

	TOTAL COMMON STOCKS (Cost $75,699,777)	85,355,707

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.6%
$538,313	With State Street Bank and Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $538,313, due 5/1/13, (collateralized by a GNMA security with a par value of $526,353, coupon rate of 2.500%, due 10/20/27, market value of $553,376)	$538,313

	TOTAL REPURCHASE AGREEMENT (Cost $538,313)	538,313

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.8%
1,521,956	State Street Navigator Securities Lending Prime Portfolio	1,521,956

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,521,956)	1,521,956

TOTAL INVESTMENTS (Cost $77,760,046)[3]	101.8%	$87,415,976
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)	(1,523,074)

NET ASSETS	100.0%	$85,892,902

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $77,818,677.
Abbreviations:
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Financial Services	10.8%	$9,297,458
Insurance	10.2	8,758,079
Oil & Gas	9.0	7,724,399
Retailers	7.6	6,550,446
Pharmaceuticals	6.7	5,779,475
Banking	6.0	5,128,101
Forest Products & Paper	5.1	4,357,874
Computer Software & Processing	4.8	4,093,127
Medical Supplies	4.1	3,529,974
Commercial Services	3.6	3,047,426
Aerospace & Defense	3.5	3,042,490
Communications	2.8	2,428,655
Entertainment & Leisure	2.3	1,973,338
Media — Broadcasting & Publishing	2.2	1,926,232
Chemicals	2.2	1,896,291
Consumer Non — Durables	2.0	1,721,812
Heavy Machinery	2.0	1,677,513
Food Retailers	1.7	1,484,528
Heavy Construction	1.7	1,468,775
Technology	1.7	1,449,831
Apparel Retailers	1.7	1,424,055
Computers & Information	1.6	1,411,160
Beverages, Food & Tobacco	1.6	1,393,674
Home Construction, Furnishings & Appliances	1.6	1,377,645
Software	1.5	1,254,818
Electronics	1.4	1,158,531

TOTAL COMMON STOCKS	99.4%	$85,355,707
REPURCHASE AGREEMENTS	0.6	538,313
INVESTMENTS OF SECURITY LENDING COLLATERAL	1.8	1,521,956

TOTAL INVESTMENTS	101.8%	$87,415,976

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%

	Aerospace & Defense — 1.1%
39,432	Taser International, Inc.[1]	$347,396

	Auto Components — 1.0%
13,356	Cooper Tire & Rubber Co.	332,431

	Biotechnology — 2.5%
2,132	Cubist Pharmaceuticals, Inc.[1,2]	97,901
81,647	Novavax, Inc.[1]	191,871
25,404	Spectrum Pharmaceuticals, Inc.	188,244
94,841	Vical, Inc.[1]	349,963

		827,979

	Capital Markets — 2.8%
6,138	Greenhill & Co., Inc.	283,514
9,134	Piper Jaffray Cos.[1]	308,364
29,500	Prospect Capital Corp.	325,385

		917,263

	Chemicals — 2.8%
2,932	Axiall Corp.	153,783
13,379	Olin Corp.	323,371
19,227	PolyOne Corp.	433,184

		910,338

	Commercial Banks — 9.2%
19,516	Boston Private Financial Holdings, Inc.	188,134
42,114	First Commonwealth Financial Corp.	301,115
21,784	Hanmi Financial Corp.[1]	336,127
6,989	MB Financial, Inc.	173,048
31,454	National Penn Bancshares, Inc.	307,935
11,593	PacWest Bancorp	321,474
15,300	Pinnacle Financial Partners, Inc.[1,2]	371,331
18,559	PrivateBancorp, Inc.	355,962
27,845	Susquehanna Bancshares, Inc.	324,951
52,508	Wilshire Bancorp, Inc.[1]	335,526

		3,015,603

	Commercial Services & Supplies — 2.0%
9,777	Geo Group, Inc. (The)	366,148
10,703	Tetra Tech, Inc.[1]	281,382

		647,530

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications Equipment — 4.8%
19,501	ARRIS Group, Inc.[1]	$321,962
15,825	Calix, Inc.[1,2]	134,987
17,377	Dycom Industries, Inc.[1]	335,724
26,265	Globecomm Systems, Inc.[1]	321,746
16,220	MasTec, Inc.[1,2]	450,916

		1,565,335

	Computers & Peripherals — 1.1%
14,044	Electronics for Imaging, Inc.[1,2]	375,256

	Construction & Engineering — 1.0%
14,427	MYR Group, Inc.[1]	328,936

	Consumer Finance — 1.3%
26,365	Green Dot Corp. — Class A1,2	414,194

	Containers & Packaging — 0.4%
8,729	Myers Industries, Inc.	129,364

	Diversified Consumer Services — 2.2%
11,580	Capella Education Co.[1,2]	410,163
12,056	Grand Canyon Education, Inc.[1,2]	308,272

		718,435

	Electrical Equipment — 1.1%
7,971	EnerSys[1]	365,391

	Electronic Equipment, Instruments & Components — 0.9%
40,907	TTM Technologies, Inc.[1]	295,758

	Energy Equipment & Services — 0.9%
15,325	C&J Energy Services, Inc.[1,2]	303,282

	Food & Staples Retailing — 0.5%
20,579	Roundy’s, Inc.	147,346

	Food Products — 2.5%
4,512	Hain Celestial Group, Inc.[1]	294,408
17,989	Pilgrim’s Pride Corp.[1]	176,112
5,796	Sanderson Farms, Inc.	355,063

		825,583

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Equipment & Supplies — 5.6%
22,461	ABIOMED, Inc.[1,2]	$414,855
10,999	Align Technology, Inc.[1,2]	364,287
25,785	Natus Medical, Inc.[1]	322,570
8,375	STERIS Corp.	348,316
14,456	SurModics, Inc.[1]	382,361

		1,832,389

	Health Care Providers & Services — 0.8%
10,790	Bio-Reference Labs, Inc.[1,2]	275,145

	Health Care Technology — 0.9%
16,568	Omnicell, Inc.[1]	298,555

	Hotels, Restaurants & Leisure — 2.9%
93,200	Jamba, Inc.[1,2]	247,912
36,572	Ruth’s Hospitality Group, Inc.[1]	362,429
7,501	Ryman Hospitality Properties	333,494

		943,835

	Household Durables — 1.0%
17,911	La-Z-Boy, Inc.	323,473

	Insurance — 1.0%
15,005	Employers Holdings, Inc.	339,863

	Internet Software & Services — 2.5%
34,684	Dice Holdings, Inc.[1,2]	292,733
17,026	Valueclick, Inc.[1,2]	525,422

		818,155

	IT Services — 5.1%
14,716	Computer Task Group, Inc.	301,972
14,711	CSG Systems International, Inc.[1]	317,905
42,358	Global Cash Access Holdings, Inc.[1]	302,013
11,027	Heartland Payment Systems, Inc.	362,678
17,678	Sapient Corp.[1]	206,479
8,239	TeleTech Holdings, Inc.[1]	175,408

		1,666,455

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Leisure Equipment & Products — 3.0%
37,027	LeapFrog Enterprises, Inc.[1,2]	$331,021
35,572	Smith & Wesson Holding Corp.[1,2]	312,322
6,521	Sturm Ruger & Co., Inc.	334,332

		977,675

	Life Sciences Tools & Services — 2.4%
19,456	AMAG Pharmaceuticals, Inc.[1,2]	429,005
8,341	Parexel International Corp.[1,2]	341,564

		770,569

	Machinery — 4.1%
12,684	Altra Holdings, Inc.	338,029
16,011	John Bean Technologies Corp.	332,068
5,838	Standex International Corp.	308,830
16,218	Titan International, Inc.	361,823

		1,340,750

	Metals & Mining — 0.8%
7,628	Worthington Industries, Inc.	245,469

	Oil, Gas & Consumable Fuels — 3.3%
8,312	CVR Energy, Inc.	409,532
6,132	Targa Resources Corp.	403,240
8,207	Western Refining, Inc.	253,679

		1,066,451

	Paper & Forest Products — 2.2%
7,031	Clearwater Paper Corp.[1]	323,567
13,576	KapStone Paper and Packaging Corp.	401,578

		725,145

	Personal Products — 0.8%
9,493	Medifast, Inc.[1,2]	248,717

	Pharmaceuticals — 1.8%
13,375	Impax Laboratories, Inc.[1]	234,062
10,326	Medicines Co. (The)[1]	348,606

		582,668

	Professional Services — 1.3%
16,971	On Assignment, Inc.[1]	411,886

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 4.9%
10,398	Coresite Realty Corp.	$376,200
12,836	DuPont Fabros Technology, Inc.	322,697
3,681	EPR Properties	208,124
12,067	Government Properties Income Trust	314,345
11,945	Omega Healthcare Investors, Inc.	392,632

		1,613,998

	Road & Rail — 1.0%
23,823	Swift Transportation Co.[1]	333,998

	Semiconductors & Semiconductor Equipment — 7.7%
21,881	Advanced Energy Industries, Inc.[1]	371,539
64,755	Entropic Communications, Inc.[1,2]	274,561
32,257	Integrated Device Technology, Inc.[1]	229,347
30,337	Kulicke & Soffa Industries, Inc.[1]	350,696
30,000	Micrel, Inc.	301,800
4,886	MKS Instruments, Inc.	131,287
10,141	Monolithic Power Systems, Inc.	244,601
26,780	Rudolph Technologies, Inc.[1,2]	312,523
23,031	Volterra Semiconductor Corp.[1]	299,633

		2,515,987

	Software — 1.7%
4,749	Fair Isaac Corp.	221,208
3,752	Jack Henry & Associates, Inc.	174,093
19,788	VASCO Data Security International, Inc.[1,2]	168,396

		563,697

	Specialty Retail — 3.7%
3,430	Cabela’s, Inc.[1]	220,206
13,403	Finish Line, Inc. (The) — Class A	259,884
15,706	Hot Topic, Inc.	219,099
16,024	Pier 1 Imports, Inc.	371,917
6,796	Select Comfort Corp.[1,2]	144,211

		1,215,317

	Textiles, Apparel & Luxury Goods — 2.1%
21,018	Crocs, Inc.[1]	336,708
12,616	True Religion Apparel, Inc.	341,389

		678,097

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Water and Sewer — 1.1%
6,240	American States Water Co.	$346,195

	TOTAL COMMON STOCKS (Cost $27,398,012)	32,601,909

Face
Amount

REPURCHASE AGREEMENT* — 0.1%
$37,445	With State Street Bank and Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $37,445, due 5/1/13, (collateralized by a GNMA security with a par value of $38,631, coupon rate of 2.500%, due 10/20/27, market value of $40,615	37,445

	TOTAL REPURCHASE AGREEMENT (Cost $37,445)	37,445

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 20.3%
6,643,587	State Street Navigator Securities Lending Prime Portfolio	6,643,587

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,643,587)	6,643,587

TOTAL INVESTMENTS (Cost $34,079,044)[3]	120.2%	$39,282,941
LIABILITIES IN EXCESS OF OTHER ASSETS	(20.2)	(6,591,709)

NET ASSETS	100.0%	$32,691,232

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $34,132,418.
Abbreviations:
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Commercial Banks	9.2%	$3,015,603
Semiconductors & Semiconductor Equipment	7.7	2,515,987
Health Care Equipment & Supplies	5.6	1,832,389
IT Services	5.1	1,666,455
Real Estate Investment Trusts	4.9	1,613,998
Communications Equipment	4.8	1,565,335
Machinery	4.1	1,340,750
Specialty Retail	3.7	1,215,317
Oil, Gas & Consumable Fuels	3.3	1,066,451
Leisure Equipment & Products	3.0	977,675
Hotels, Restaurants & Leisure	2.9	943,835
Capital Markets	2.8	917,263
Chemicals	2.8	910,338
Biotechnology	2.5	827,979
Food Products	2.5	825,583
Internet Software & Services	2.5	818,155
Life Sciences Tools & Services	2.4	770,569
Paper & Forest Products	2.2	725,145
Diversified Consumer Services	2.2	718,435
Textiles, Apparel & Luxury Goods	2.1	678,097
Commercial Services & Supplies	2.0	647,530
Pharmaceuticals	1.8	582,668
Software	1.7	563,697
Consumer Finance	1.3	414,194
Professional Services	1.3	411,886
Computers & Peripherals	1.1	375,256
Electrical Equipment	1.1	365,391
Aerospace & Defense	1.1	347,396
Water and Sewer	1.1	346,195
Insurance	1.0	339,863
Road & Rail	1.0	333,998
Auto Components	1.0	332,431
Construction & Engineering	1.0	328,936
Household Durables	1.0	323,473
Energy Equipment & Services	0.9	303,282
Health Care Technology	0.9	298,555
Electronic Equipment, Instruments & Components	0.9	295,758
Health Care Providers & Services	0.8	275,145
Personal Products	0.8	248,717

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Metals & Mining	0.8%	$245,469
Food & Staples Retailing	0.5	147,346
Containers & Packaging	0.4	129,364

TOTAL COMMON STOCKS	99.8%	$32,601,909
REPURCHASE AGREEMENTS	0.1	37,445
INVESTMENTS OF SECURITY LENDING COLLATERAL	20.3	6,643,587

TOTAL INVESTMENTS	120.2%	$39,282,941

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 3.3%
7,557	L-3 Communications Holdings, Inc.	$614,006
17,745	Lockheed Martin Corp.	1,758,352
23,620	Northrop Grumman Corp.	1,788,979
29,511	Raytheon Co.	1,811,385

		5,972,722

	Airlines — 1.0%
137,324	Southwest Airlines Co.	1,881,339

	Auto Components — 1.9%
37,299	Delphi Automotive PLC	1,723,587
29,090	TRW Automotive Holdings Corp.[1]	1,747,436

		3,471,023

	Beverages — 1.8%
44,608	Coca-Cola Enterprises, Inc.	1,633,991
33,135	Molson Coors Brewing Co. — Class B	1,709,766

		3,343,757

	Biotechnology — 2.0%
17,802	Amgen, Inc.	1,855,147
15,860	Celgene Corp.[1]	1,872,590

		3,727,737

	Capital Markets — 3.1%
42,308	Eaton Vance Corp.	1,687,243
65,412	Federated Investors, Inc. — Class B	1,501,860
4,293	Goldman Sachs Group, Inc. (The)	627,078
43,204	Waddell & Reed Financial, Inc. — Class A	1,852,155

		5,668,336

	Chemicals — 2.4%
4,856	CF Industries Holdings, Inc.	905,693
31,674	Eastman Chemical Co.	2,111,072
16,880	Westlake Chemical Corp.	1,403,403

		4,420,168

	Commercial Banks — 4.4%
49,978	Comerica, Inc.	1,811,703
47,680	East West Bancorp, Inc.	1,160,054

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Banks — (Continued)

107,642	Fifth Third Bancorp	$1,833,143
61,897	SunTrust Banks, Inc.	1,810,487
36,013	Wells Fargo & Co.	1,367,774

		7,983,161

	Communications Equipment — 1.4%
65,661	Cisco Systems, Inc.	1,373,628
71,030	Juniper Networks, Inc.[1]	1,175,547

		2,549,175

	Computers & Peripherals — 2.8%
62,690	EMC Corp.[1]	1,406,137
42,188	NetApp, Inc.[1]	1,471,939
33,024	Seagate Technology PLC	1,211,981
16,722	Western Digital Corp.	924,392

		5,014,449

	Construction & Engineering — 2.6%
33,830	Chicago Bridge & Iron Co. NV	1,819,716
21,491	Fluor Corp.	1,224,557
32,095	Jacobs Engineering Group, Inc.[1,2]	1,620,155

		4,664,428

	Consumer Finance — 1.0%
40,847	Discover Financial Services	1,786,648

	Diversified Consumer Services — 0.8%
87,466	Service Corp. International	1,476,426

	Diversified Financial Services — 2.6%
31,142	Citigroup, Inc.	1,453,086
37,037	JPMorgan Chase & Co.	1,815,183
51,727	Nasdaq Stock Market, Inc. (The)	1,524,912

		4,793,181

	Diversified Telecommunication Services — 1.0%
48,462	AT&T, Inc.	1,815,386

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 2.5%
20,454	American Electric Power Co., Inc.	$1,051,949
33,201	Edison International	1,786,214
81,425	N.V. Energy, Inc.	1,761,223

		4,599,386

	Electrical Equipment — 0.4%
7,557	Rockwell Automation, Inc.	640,682

	Energy Equipment & Services — 4.6%
27,537	Cameron International Corp.[1]	1,694,902
30,169	Ensco PLC — Class A	1,740,148
44,198	Halliburton Co.	1,890,348
31,156	Helmerich & Payne, Inc.	1,826,365
17,776	National Oilwell Varco, Inc.	1,159,351

		8,311,114

	Food & Staples Retailing — 3.8%
30,310	CVS Caremark Corp.	1,763,436
30,921	Kroger Co. (The)	1,063,064
67,603	Safeway, Inc.	1,522,419
21,783	Wal-Mart Stores, Inc.	1,692,975
17,539	Walgreen Co.	868,356

		6,910,250

	Food Products — 2.9%
36,000	General Mills, Inc.	1,815,120
42,236	Hormel Foods Corp.	1,743,080
24,614	Ingredion, Inc.	1,772,454

		5,330,654

	Gas Utilities — 0.9%
41,866	UGI Corp.	1,715,669

	Health Care Equipment & Supplies — 0.9%
20,671	Zimmer Holdings, Inc.	1,580,298

	Health Care Providers & Services — 2.6%
19,380	Aetna, Inc.	1,113,187
24,076	AmerisourceBergen Corp.	1,302,993
14,590	Cardinal Health, Inc.	645,170
23,616	WellPoint, Inc.	1,722,079

		4,783,429

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 1.1%
13,835	Starbucks Corp.	$841,721
20,463	Wyndham Worldwide Corp.	1,229,417

		2,071,138

	Household Durables — 0.5%
26,077	Leggett & Platt, Inc.	840,722

	Industrial Conglomerates — 0.7%
11,645	3M Co.	1,219,348

	Insurance — 5.1%
33,414	Allstate Corp. (The)	1,645,974
184,940	Genworth Financial, Inc. — Class A1	1,854,948
34,658	Lincoln National Corp.	1,178,719
43,053	Marsh & McLennan Cos., Inc.	1,636,445
17,978	PartnerRe, Ltd.	1,696,044
36,032	Principal Financial Group, Inc.	1,300,755

		9,312,885

	Internet Software & Services — 1.8%
31,522	Akamai Technologies, Inc.[1,2]	1,384,131
37,040	eBay, Inc.[1]	1,940,526

		3,324,657

	IT Services — 2.9%
19,178	Accenture PLC — Class A	1,561,856
30,400	Amdocs, Ltd.	1,085,280
17,452	Cognizant Technology Solutions Corp. — Class A1	1,130,890
9,316	Visa, Inc. — Class A	1,569,373

		5,347,399

	Life Sciences Tools & Services — 2.5%
11,928	Covance, Inc.[1,2]	889,352
26,578	Life Technologies Corp.[1]	1,958,533
22,237	Thermo Fisher Scientific, Inc.	1,794,081

		4,641,966

	Machinery — 2.6%
35,814	AGCO Corp.	1,907,095
27,131	Ingersoll-Rand PLC	1,459,648
27,359	Lincoln Electric Holdings, Inc.	1,443,461

		4,810,204

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 3.2%
44,411	Comcast Corp. — Class A	$1,834,174
71,452	Gannett Co., Inc.	1,440,473
18,537	Time Warner Cable, Inc.	1,740,439
13,381	Time Warner, Inc.	799,916

		5,815,002

	Multi-line Retail — 0.8%
32,075	Macy’s, Inc.	1,430,545

	Multi-Utilities — 0.8%
37,493	Public Service Enterprise Group, Inc.	1,372,619

	Oil, Gas & Consumable Fuels — 6.6%
14,605	Chevron Corp.	1,781,956
20,572	Exxon Mobil Corp.	1,830,702
19,220	HollyFrontier Corp.	950,429
20,073	Marathon Petroleum Corp.	1,572,920
26,341	Murphy Oil Corp.	1,635,513
46,840	Tesoro Corp.	2,501,256
44,969	Valero Energy Corp.	1,813,150

		12,085,926

	Paper & Forest Products — 0.5%
19,406	International Paper Co.	911,694

	Pharmaceuticals — 3.8%
42,521	Bristol-Myers Squibb Co.	1,688,934
30,554	Eli Lilly & Co.	1,692,080
61,123	Mylan, Inc.[1]	1,779,291
60,483	Pfizer, Inc.	1,758,241

		6,918,546

	Professional Services — 1.2%
15,100	Manpowergroup, Inc.	802,716
43,254	Robert Half International, Inc.	1,419,596

		2,222,312

	Real Estate Investment Trusts — 3.4%
55,611	Hospitality Properties Trust	1,635,519
57,063	Kimco Realty Corp.	1,356,958
32,393	Liberty Property Trust	1,392,575
63,881	Starwood Property Trust, Inc.	1,756,089

		6,141,141

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 1.0%
12,045	Union Pacific Corp.	$1,782,178

	Semiconductors & Semiconductor Equipment — 3.6%
167,126	Marvell Technology Group, Ltd.	1,798,276
55,141	Maxim Integrated Products, Inc.	1,705,511
81,944	Skyworks Solutions, Inc.[1]	1,808,504
34,490	Texas Instruments, Inc.	1,248,883

		6,561,174

	Software — 3.7%
41,690	Autodesk, Inc.[1]	1,641,752
62,539	CA, Inc.	1,686,677
32,016	SolarWinds, Inc.[1]	1,628,014
70,778	Symantec Corp.[1]	1,719,905

		6,676,348

	Specialty Retail — 1.9%
44,445	Gap, Inc. (The)	1,688,466
11,708	PetSmart, Inc.	798,954
21,568	TJX Cos., Inc. (The)	1,051,871

		3,539,291

	Tobacco — 1.0%
38,418	Reynolds American, Inc.	1,821,782

	TOTAL COMMON STOCKS (Cost $146,387,157)	181,286,295

Face
Amount

REPURCHASE AGREEMENT* — 0.9%
$1,601,977	With State Street Bank and Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $1,601,977, due 5/1/13, (collateralized by a GNMA security with a par value of $1,554,916, coupon rate of 2.500%, due 10/20/27, market value of $1,634,745)	1,601,977

	TOTAL REPURCHASE AGREEMENT (Cost $1,601,977)	1,601,977

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.2%
3,999,573	State Street Navigator Securities Lending Prime Portfolio	$3,999,573

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,999,573)	3,999,573

TOTAL INVESTMENTS (Cost $151,988,707)[3]	102.5%	$186,887,845
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.5)	(4,538,564)

NET ASSETS	100.0%	$182,349,281

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $151,996,494.
Abbreviations:
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	6.6%	$12,085,926
Insurance	5.1	9,312,885
Energy Equipment & Services	4.6	8,311,114
Commercial Banks	4.4	7,983,161
Pharmaceuticals	3.8	6,918,546
Food & Staples Retailing	3.8	6,910,250
Software	3.7	6,676,348
Semiconductors & Semiconductor Equipment	3.6	6,561,174
Real Estate Investment Trusts	3.4	6,141,141
Aerospace & Defense	3.3	5,972,722
Media	3.2	5,815,002
Capital Markets	3.1	5,668,336
IT Services	2.9	5,347,399
Food Products	2.9	5,330,654
Computers & Peripherals	2.8	5,014,449
Machinery	2.6	4,810,204
Diversified Financial Services	2.6	4,793,181
Health Care Providers & Services	2.6	4,783,429
Construction & Engineering	2.6	4,664,428
Life Sciences Tools & Services	2.5	4,641,966
Electric Utilities	2.5	4,599,386
Chemicals	2.4	4,420,168
Biotechnology	2.0	3,727,737
Specialty Retail	1.9	3,539,291
Auto Components	1.9	3,471,023
Beverages	1.8	3,343,757
Internet Software & Services	1.8	3,324,657
Communications Equipment	1.4	2,549,175
Professional Services	1.2	2,222,312
Hotels, Restaurants & Leisure	1.1	2,071,138
Airlines	1.0	1,881,339
Tobacco	1.0	1,821,782
Diversified Telecommunication Services	1.0	1,815,386
Consumer Finance	1.0	1,786,648
Road & Rail	1.0	1,782,178
Gas Utilities	0.9	1,715,669
Health Care Equipment & Supplies	0.9	1,580,298
Diversified Consumer Services	0.8	1,476,426
Multi-line Retail	0.8	1,430,545
Multi-Utilities	0.8	1,372,619

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Industrial Conglomerates	0.7%	$1,219,348
Paper & Forest Products	0.5	911,694
Household Durables	0.5	840,722
Electrical Equipment	0.4	640,682

TOTAL COMMON STOCKS	99.4%	$181,286,295
REPURCHASE AGREEMENTS	0.9	1,601,977
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.2	3,999,573

TOTAL INVESTMENTS	102.5%	$186,887,845

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 6.1%
30,321	Boeing Co. (The)	$2,771,643
16,367	Honeywell International, Inc.	1,203,629
13,875	Lockheed Martin Corp.	1,374,874
24,176	United Technologies Corp.	2,207,027

		7,557,173

	Auto Components — 2.1%
56,573	Delphi Automotive PLC	2,614,238

	Biotechnology — 2.1%
25,521	Amgen, Inc.	2,659,543

	Capital Markets — 3.3%
49,521	Eaton Vance Corp.	1,974,897
26,200	Federated Investors, Inc. — Class B	601,552
21,625	SEI Investments Co.	619,773
20,960	Waddell & Reed Financial, Inc. — Class A	898,555

		4,094,777

	Chemicals — 3.4%
19,663	Celanese Corp. — Class A	971,549
9,037	CF Industries Holdings, Inc.	1,685,491
23,791	Eastman Chemical Co.	1,585,670

		4,242,710

	Communications Equipment — 1.6%
32,799	Qualcomm, Inc.	2,021,074

	Computers & Peripherals — 5.1%
1,409	Apple, Inc.	623,835
6,778	International Business Machines Corp.	1,372,816
42,177	NetApp, Inc.[1]	1,471,555
52,597	Western Digital Corp.	2,907,562

		6,375,768

	Construction & Engineering — 2.9%
31,828	Chicago Bridge & Iron Co. NV	1,712,028
33,427	Fluor Corp.	1,904,671

		3,616,699

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 4.2%
22,096	Cameron International Corp.[1]	$1,360,009
54,369	Halliburton Co.	2,325,362
26,520	Helmerich & Payne, Inc.	1,554,602

		5,239,973

	Food & Staples Retailing — 6.1%
22,604	Costco Wholesale Corp.	2,450,952
79,099	Kroger Co. (The)	2,719,423
31,100	Wal-Mart Stores, Inc.	2,417,092

		7,587,467

	Food Products — 4.2%
51,130	General Mills, Inc.	2,577,975
65,649	Hormel Foods Corp.	2,709,334

		5,287,309

	Health Care Equipment & Supplies — 1.0%
12,616	Becton Dickinson & Co.	1,189,689

	Health Care Providers & Services — 3.2%
24,424	AmerisourceBergen Corp.	1,321,827
15,918	Cardinal Health, Inc.	703,894
19,001	McKesson Corp.	2,010,686

		4,036,407

	Hotels, Restaurants & Leisure — 4.6%
62,825	Brinker International, Inc.	2,443,892
68,175	International Game Technology	1,155,566
19,659	Starbucks Corp.	1,196,054
15,249	Wyndham Worldwide Corp.	916,160

		5,711,672

	Industrial Conglomerates — 1.1%
13,298	3M Co.	1,392,434

	Insurance — 2.6%
61,867	Marsh & McLennan Cos., Inc.	2,351,565
11,135	Travelers Cos., Inc. (The)	951,040

		3,302,605

	Internet & Catalog Retail — 0.4%
8,254	Expedia, Inc.	460,903

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Internet Software & Services — 4.3%
68,225	Akamai Technologies, Inc.[1]	$2,995,760
46,450	eBay, Inc.[1]	2,433,515

		5,429,275

	IT Services — 8.6%
30,428	Accenture PLC — Class A	2,478,056
30,045	Cognizant Technology Solutions Corp. — Class A1	1,946,916
192,017	SAIC, Inc.	2,868,734
39,420	Total System Services, Inc.	931,101
14,768	Visa, Inc. — Class A	2,487,817

		10,712,624

	Machinery — 2.7%
42,127	Ingersoll-Rand PLC	2,266,433
10,289	Lincoln Electric Holdings, Inc.	542,848
5,971	Parker Hannifin Corp.	528,851

		3,338,132

	Media — 3.0%
56,862	Comcast Corp. — Class A	2,348,401
45,996	News Corp. — Class A	1,424,496

		3,772,897

	Multi-line Retail — 0.4%
9,585	Dollar General Corp.[1]	499,283

	Office Electronics — 1.9%
50,523	Zebra Technologies Corp. — Class A1	2,356,898

	Oil, Gas & Consumable Fuels — 1.3%
39,983	World Fuel Services Corp.	1,621,311

	Pharmaceuticals — 5.8%
60,294	Bristol-Myers Squibb Co.	2,394,878
43,320	Eli Lilly & Co.	2,399,062
84,013	Mylan, Inc.[1]	2,445,618

		7,239,558

	Professional Services — 1.6%
62,155	Robert Half International, Inc.	2,039,927

	Real Estate Investment Trusts — 1.8%
71,884	Apartment Investment & Management Co. — Class A	2,236,311

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 0.5%
25,275	CSX Corp.	$621,512

	Semiconductors & Semiconductor Equipment — 4.6%
16,983	Broadcom Corp. — Class A	611,388
338,079	LSI Corp.[1]	2,211,037
17,491	Maxim Integrated Products, Inc.	540,997
109,323	Skyworks Solutions, Inc.[1]	2,412,758

		5,776,180

	Software — 1.9%
72,856	Oracle Corp.	2,388,220

	Specialty Retail — 5.1%
9,331	Bed Bath & Beyond, Inc.[1]	641,973
48,159	Gap, Inc. (The)	1,829,560
8,675	Home Depot, Inc.	636,311
8,330	O’Reilly Automotive, Inc.[1]	893,976
10,419	PetSmart, Inc.	710,993
33,729	TJX Cos., Inc. (The)	1,644,963

		6,357,776

	Tobacco — 2.1%
54,748	Reynolds American, Inc.	2,596,150

	TOTAL COMMON STOCKS (Cost $102,234,107)	124,376,495

Face
Amount

REPURCHASE AGREEMENT* — 0.8%
$1,021,057	With State Street Bank and Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $1,021,057, due 5/1/13, (collateralized by a GNMA security with a par value of $994,760, coupon rate of 2.500%, due 10/20/27, market value of $1,045,831)	1,021,057

	TOTAL REPURCHASE AGREEMENT (Cost $1,021,057)	1,021,057

TOTAL INVESTMENTS (Cost $103,255,164)[2]	100.4%	$125,397,552
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(472,404)

NET ASSETS	100.0%	$124,925,148

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $103,253,936.
Abbreviations:
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
IT Services	8.6%	$10,712,624
Food & Staples Retailing	6.1	7,587,467
Aerospace & Defense	6.1	7,557,173
Pharmaceuticals	5.8	7,239,558
Computers & Peripherals	5.1	6,375,768
Specialty Retail	5.1	6,357,776
Semiconductors & Semiconductor Equipment	4.6	5,776,180
Hotels, Restaurants & Leisure	4.6	5,711,672
Internet Software & Services	4.3	5,429,275
Food Products	4.2	5,287,309
Energy Equipment & Services	4.2	5,239,973
Chemicals	3.4	4,242,710
Capital Markets	3.3	4,094,777
Health Care Providers & Services	3.2	4,036,407
Media	3.0	3,772,897
Construction & Engineering	2.9	3,616,699
Machinery	2.7	3,338,132
Insurance	2.6	3,302,605
Biotechnology	2.1	2,659,543
Auto Components	2.1	2,614,238
Tobacco	2.1	2,596,150
Software	1.9	2,388,220
Office Electronics	1.9	2,356,898
Real Estate Investment Trusts	1.8	2,236,311
Professional Services	1.6	2,039,927
Communications Equipment	1.6	2,021,074
Oil, Gas & Consumable Fuels	1.3	1,621,311
Industrial Conglomerates	1.1	1,392,434
Health Care Equipment & Supplies	1.0	1,189,689
Road & Rail	0.5	621,512
Multi-line Retail	0.4	499,283
Internet & Catalog Retail	0.4	460,903

TOTAL COMMON STOCKS	99.6%	$124,376,495
REPURCHASE AGREEMENTS	0.8	1,021,057

TOTAL INVESTMENTS	100.4%	$125,397,552

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.0%

	Aerospace & Defense — 4.0%
3,040	L-3 Communications Holdings, Inc.[1]	$247,000
3,165	Northrop Grumman Corp.[1]	239,717
3,643	Raytheon Co.	223,607

		710,324

	Airlines — 1.4%
18,590	Southwest Airlines Co.	254,683

	Auto Components — 0.5%
2,040	Delphi Automotive PLC	94,268

	Automobiles — 0.6%
3,640	General Motors Co.[1,2]	112,258

	Beverages — 0.7%
2,562	Constellation Brands, Inc.[2]	126,435

	Biotechnology — 1.3%
8,164	Myriad Genetics, Inc.[1,2]	227,367

	Capital Markets — 3.3%
15,280	Janus Capital Group, Inc.	136,298
6,758	Medley Capital Corp.	105,290
14,980	Prospect Capital Corp.	165,229
6,100	SEI Investments Co.	174,826

		581,643

	Chemicals — 3.3%
628	CF Industries Holdings, Inc.	117,128
4,060	Innospec, Inc.	178,681
2,864	Minerals Technologies, Inc.	116,364
1,200	PPG Industries, Inc.	176,568

		588,741

	Commercial Banks — 5.8%
7,140	East West Bancorp, Inc.[1]	173,716
10,040	Fifth Third Bancorp[1]	170,981
23,240	Huntington Bancshares, Inc.	166,631
18,920	KeyCorp[1]	188,633
20,580	Regions Financial Corp.	174,724
12,740	Umpqua Holdings Corp.	152,880

		1,027,565

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 0.8%
5,640	Tetra Tech, Inc.[2]	$148,276

	Communications Equipment — 1.9%
12,310	Cisco Systems, Inc.	257,525
3,040	MasTec, Inc.[1,2]	84,512

		342,037

	Computers & Peripherals — 0.7%
7,900	QLogic Corp.[1,2]	85,794
560	Western Digital Corp.	30,957

		116,751

	Construction & Engineering — 2.1%
5,560	EMCOR Group, Inc.[1]	207,944
3,760	URS Corp.	165,139

		373,083

	Consumer Finance — 0.7%
2,960	Discover Financial Services	129,470

	Diversified Consumer Services — 1.0%
10,480	Service Corp. International	176,902

	Electric Utilities — 1.0%
4,120	N.V. Energy, Inc.[1]	89,116
2,820	Portland General Electric Co.	90,945

		180,061

	Electrical Equipment — 0.8%
3,065	EnerSys[1,2]	140,500

	Electronic Equipment, Instruments & Components — 1.6%
6,431	Avnet, Inc.[2]	210,615
4,100	Jabil Circuit, Inc.	72,980

		283,595

	Energy Equipment & Services — 5.4%
2,240	Diamond Offshore Drilling, Inc.	154,784
2,537	National Oilwell Varco, Inc.	165,463
2,760	Oceaneering International, Inc.	193,669

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — (Continued)

4,773	Patterson-UTI Energy, Inc.[1]	$100,663
11,860	RPC, Inc.[1]	157,027
6,980	Superior Energy Services, Inc.[2]	192,578

		964,184

	Food & Staples Retailing — 1.9%
2,412	CVS Caremark Corp.	140,330
8,642	Safeway, Inc.[1]	194,618

		334,948

	Food Products — 2.9%
4,600	ConAgra Foods, Inc.	162,702
1,420	Hain Celestial Group, Inc.[1,2]	92,655
1,357	Sanderson Farms, Inc.	83,130
6,880	Tyson Foods, Inc. — Class A1	169,454

		507,941

	Health Care Equipment & Supplies — 1.9%
6,155	CareFusion Corp.[2]	205,823
3,840	Hill-Rom Holdings, Inc.[1]	130,829

		336,652

	Health Care Providers & Services — 2.7%
3,120	Aetna, Inc.	179,213
4,773	Omnicare, Inc.[1]	208,914
1,281	WellPoint, Inc.	93,411

		481,538

	Health Care Technology — 1.0%
9,500	Omnicell, Inc.[2]	171,190

	Hotels, Restaurants & Leisure — 1.7%
11,053	Krispy Kreme Doughnuts, Inc.[1,2]	150,984
6,340	Multimedia Games Holding Co., Inc.[2]	156,344

		307,328

	Insurance — 5.1%
3,440	First American Financial Corp.	92,089
26,560	Genworth Financial, Inc. — Class A2	266,397
5,100	Lincoln National Corp.	173,451

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

5,703	Primerica, Inc.[1]	$193,674
3,020	Stewart Information Services Corp.	81,751
3,400	Unum Group[1]	94,826

		902,188

	Internet Software & Services — 2.5%
3,366	Akamai Technologies, Inc.[1,2]	147,801
3,240	eBay, Inc.[2]	169,744
19,896	United Online, Inc.[1]	135,293

		452,838

	IT Services — 5.8%
3,140	Accenture PLC — Class A	255,721
2,663	Amdocs, Ltd.[1]	95,069
1,340	Automatic Data Processing, Inc.	90,236
4,321	Euronet Worldwide, Inc.[1,2]	131,920
13,013	SAIC, Inc.[1]	194,414
1,580	Visa, Inc. — Class A	266,167

		1,033,527

	Life Sciences Tools & Services — 1.5%
1,300	Life Technologies Corp.[2]	95,797
2,200	Thermo Fisher Scientific, Inc.	177,496

		273,293

	Machinery — 3.5%
3,020	AGCO Corp.	160,815
2,235	Gardner Denver, Inc.	167,826
3,567	Hyster-Yale Materials Handling, Inc.	186,162
1,784	NACCO Industries, Inc. — Class A	103,508

		618,311

	Media — 1.4%
3,492	Comcast Corp. — Class A	144,220
5,100	Gannett Co., Inc.[1]	102,816

		247,036

	Metals & Mining — 1.5%
1,482	Reliance Steel & Aluminum Co.	96,434
5,250	Worthington Industries, Inc.	168,945

		265,379

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 1.1%
1,281	Dillard’s, Inc. — Class A	$105,567
2,160	Macy’s, Inc.	96,336

		201,903

	Multi-Utilities — 1.0%
4,980	Public Service Enterprise Group, Inc.	182,318

	Oil, Gas & Consumable Fuels — 3.7%
5,502	Denbury Resources, Inc.[1,2]	98,431
1,780	HollyFrontier Corp.[1]	88,021
3,220	Peabody Energy Corp.	64,593
4,600	Tesoro Corp.	245,640
4,220	Valero Energy Corp.	170,150

		666,835

	Paper & Forest Products — 1.5%
1,382	Domtar Corp.	96,063
3,660	International Paper Co.	171,947

		268,010

	Personal Products — 0.6%
1,820	USANA Health Sciences, Inc.[2]	102,684

	Professional Services — 1.5%
3,080	Equifax, Inc.	188,496
4,600	Kelly Services, Inc.[1]	78,292

		266,788

	Real Estate Investment Trusts — 7.7%
7,486	Apartment Investment & Management Co. — Class A1	232,889
14,771	Brandywine Realty Trust	220,531
20,680	CapLease, Inc.	145,174
7,520	CBL & Associates Properties, Inc.[1]	181,533
8,014	Hospitality Properties Trust[1]	235,692
10,660	Ramco-Gershenson Properties[1]	186,230
6,240	Starwood Property Trust, Inc.[1]	171,537

		1,373,586

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 2.6%
3,920	Intel Corp.[1]	$93,884
19,946	LSI Corp.[2]	130,447
16,620	Marvell Technology Group, Ltd.	178,831
5,020	Volterra Semiconductor Corp.[2]	65,310

		468,472

	Specialty Retail — 2.0%
1,680	Bed Bath & Beyond, Inc.[1,2]	115,584
3,844	Gap, Inc. (The)	146,034
1,934	TJX Cos., Inc. (The)	94,321

		355,939

	Tobacco — 1.0%
3,140	Universal Corp.	180,707

	Trading Companies & Distributors — 1.0%
4,680	Beacon Roofing Supply, Inc.[1,2]	178,448

	TOTAL COMMON STOCKS (Cost $13,759,687)	16,756,002

Face
Amount

REPURCHASE AGREEMENT* — 5.1%
$907,331	With State Street Bank & Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $907,331 due 5/1/13, (collateralized by a GNMA security with a par value of $883,694, coupon rate of 2.500%, due 10/20/27, market value of $929,063)	907,331

	TOTAL REPURCHASE AGREEMENTS (Cost $907,331)	907,331

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 31.2%
5,563,709	State Street Navigator Securities Lending Prime Portfolio	5,563,709

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,563,709)	5,563,709

TOTAL LONG INVESTMENTS (Cost $20,230,727)	130.3%	$23,227,042

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (59.0)%

	Aerospace & Defense — (3.4)%
(1,900)	Cubic Corp.	$(81,642)
(11,900)	KEYW Holding Corp. (The)[2]	(161,721)
(900)	Precision Castparts Corp.	(172,161)
(1,256)	TransDigm Group, Inc.	(184,381)

		(599,905)

	Auto Components — (0.5)%
(5,480)	Fuel Systems Solutions, Inc.[2]	(86,091)

	Beverages — (1.0)%
(3,280)	Monster Beverage Corp.[2]	(184,992)

	Building Products — (1.2)%
(4,346)	Trex Co., Inc.[2]	(211,563)

	Capital Markets — (0.4)%
(1,360)	Greenhill & Co., Inc.	(62,818)

	Chemicals — (2.9)%
(1,156)	Airgas, Inc.	(111,727)
(6,255)	Balchem Corp.	(271,092)
(1,583)	Ecolab, Inc.	(133,954)

		(516,773)

	Commercial Banks — (3.8)%
(5,400)	First Financial Bancorp	(82,998)
(4,100)	Hancock Holding Co.	(111,807)
(2,939)	IBERIABANK Corp.	(134,077)
(2,580)	PNC Financial Services Group, Inc. (The)	(175,131)
(1,800)	UMB Financial Corp.	(90,612)
(2,220)	Wintrust Financial Corp.	(79,609)

		(674,234)

	Commercial Services & Supplies — (0.9)%
(2,864)	Clean Harbors, Inc.[2]	(163,162)

	Computers & Peripherals — (1.5)%
(6,100)	NCR Corp.[2]	(166,347)
(1,180)	Stratasys, Ltd.[2]	(97,999)

		(264,346)

	Construction Materials — (0.8)%
(2,839)	Vulcan Materials Co.	(141,609)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Consumer Finance — (1.0)%
(3,000)	Capital One Financial Corp.	$(173,340)

	Containers & Packaging — (0.5)%
(1,658)	AptarGroup, Inc.	(93,014)

	Electrical Equipment — (1.0)%
(2,340)	Acuity Brands, Inc.	(170,726)

	Electronic Equipment, Instruments & Components — (0.5)%
(1,220)	Anixter International, Inc.	(87,523)

	Energy Equipment & Services — (1.0)%
(4,500)	Gulfmark Offshore, Inc. — Class A	(187,290)

	Food & Staples Retailing — (1.0)%
(1,520)	Casey’s General Stores, Inc.	(88,023)
(1,040)	Whole Foods Market, Inc.	(91,853)

		(179,876)

	Food Products — (0.6)%
(1,820)	TreeHouse Foods, Inc.[2]	(115,952)

	Gas Utilities — (0.5)%
(1,959)	Northwest Natural Gas Co.	(87,117)

	Health Care Equipment & Supplies — (1.5)%
(4,271)	Haemonetics Corp.[2]	(164,434)
(9,144)	NxStage Medical, Inc.[2]	(102,138)

		(266,572)

	Health Care Providers & Services — (0.4)%
(2,960)	Brookdale Senior Living, Inc.[2]	(76,338)

	Health Care Technology — (1.0)%
(3,366)	Computer Programs & Systems, Inc.	(176,580)

	Hotels, Restaurants & Leisure — (2.6)%
(502)	Chipotle Mexican Grill, Inc.[2]	(182,321)
(6,356)	International Speedway Corp. — Class A	(208,922)
(528)	Wynn Resorts, Ltd.	(72,495)

		(463,738)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Household Products — (0.7)%
(1,040)	Colgate-Palmolive Co.	$(124,186)

	Insurance — (3.3)%
(3,920)	Hanover Insurance Group, Inc. (The)	(197,686)
(1,940)	Loews Corp.	(86,660)
(13,540)	MBIA, Inc.[2]	(128,088)
(1,420)	Prudential Financial, Inc.	(85,796)
(4,660)	Tower Group International, Ltd.	(88,167)

		(586,397)

	Internet & Catalog Retail — (1.0)%
(678)	Amazon.Com, Inc.[2]	(172,083)

	Internet Software & Services — (0.8)%
(700)	Equinix, Inc.[2]	(149,870)

	IT Services — (1.6)%
(300)	Mastercard, Inc. — Class A	(165,879)
(1,583)	WEX, Inc.[2]	(119,960)

		(285,839)

	Life Sciences Tools & Services — (0.7)%
(1,300)	Waters Corp.[2]	(120,120)

	Machinery — (1.7)%
(3,040)	CLARCOR, Inc.	(157,168)
(3,040)	RBC Bearings, Inc.[2]	(146,224)

		(303,392)

	Media — (0.7)%
(1,780)	Morningstar, Inc.	(117,498)

	Metals & Mining — (0.9)%
(1,120)	Compass Minerals International, Inc.	(96,925)
(3,592)	Walter Energy, Inc.	(64,369)

		(161,294)

	Oil, Gas & Consumable Fuels — (3.9)%
(8,900)	Cheniere Energy, Inc.[2]	(253,472)
(3,780)	PDC Energy, Inc.[2]	(163,674)
(1,440)	Pioneer Natural Resources Co.	(176,011)
(1,760)	SM Energy Co.	(107,360)

		(700,517)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Pharmaceuticals — (0.7)%
(1,120)	Allergan, Inc.	$(127,176)

	Professional Services — (1.3)%
(1,740)	CoStar Group, Inc.[2]	(188,633)
(427)	IHS, Inc. — Class A2	(41,603)

		(230,236)

	Real Estate Investment Trusts — (5.1)%
(2,035)	American Tower Corp.	(170,920)
(1,382)	AvalonBay Communities, Inc.	(183,861)
(800)	Boston Properties, Inc.	(87,544)
(1,532)	Digital Realty Trust, Inc.	(108,037)
(1,540)	Equity Residential Properties Trust	(89,412)
(1,300)	Health Care REIT, Inc.	(97,461)
(1,480)	Rayonier, Inc.	(87,942)
(3,316)	UDR, Inc.	(81,507)

		(906,684)

	Real Estate Management & Development — (1.0)%
(9,360)	Forest City Enterprises, Inc. — Class A2	(174,751)

	Semiconductors & Semiconductor Equipment — (0.5)%
(2,040)	Lam Research Corp.[2]	(94,289)

	Software — (3.0)%
(1,920)	ACI Worldwide, Inc.[2]	(90,259)
(5,140)	Rovi Corp.[2]	(120,225)
(5,024)	Salesforce.com, Inc.[2]	(206,537)
(1,256)	Ultimate Software Group, Inc.[2]	(121,317)

		(538,338)

	Specialty Retail — (2.1)%
(1,320)	DSW, Inc. — Class A	(87,278)
(1,460)	Group 1 Automotive, Inc.	(88,301)
(2,763)	Tiffany & Co.	(203,578)

		(379,157)

	Tobacco — (1.1)%
(5,476)	Altria Group, Inc.	(199,929)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (0.9)%
(2,010)	Watsco, Inc.	$(169,604)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(9,997,479))	(10,524,919)

TOTAL SHORT INVESTMENTS (Proceeds $(9,997,479))	(59.0)%	$(10,524,919)

TOTAL INVESTMENTS (Cost $10,233,248)[3]	71.3%	$12,702,123
OTHER ASSETS IN EXCESS OF LIABILITIES	28.7	5,123,282

NET ASSETS	100.0%	$17,825,405

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $10,315,661.
Abbreviations:
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	7.7%	$1,373,586
IT Services	5.8	1,033,527
Commercial Banks	5.8	1,027,565
Energy Equipment & Services	5.4	964,184
Insurance	5.1	902,188
Aerospace & Defense	4.0	710,324
Oil, Gas & Consumable Fuels	3.7	666,835
Machinery	3.5	618,311
Chemicals	3.3	588,741
Capital Markets	3.3	581,643
Food Products	2.9	507,941
Health Care Providers & Services	2.7	481,538
Semiconductors & Semiconductor Equipment	2.6	468,472
Internet Software & Services	2.5	452,838
Construction & Engineering	2.1	373,083
Specialty Retail	2.0	355,939
Communications Equipment	1.9	342,037
Health Care Equipment & Supplies	1.9	336,652
Food & Staples Retailing	1.9	334,948
Hotels, Restaurants & Leisure	1.7	307,328
Electronic Equipment, Instruments & Components	1.6	283,595
Life Sciences Tools & Services	1.5	273,293
Paper & Forest Products	1.5	268,010
Professional Services	1.5	266,788
Metals & Mining	1.5	265,379
Airlines	1.4	254,683
Media	1.4	247,036
Biotechnology	1.3	227,367
Multi-line Retail	1.1	201,903
Multi-Utilities	1.0	182,318
Tobacco	1.0	180,707
Electric Utilities	1.0	180,061
Trading Companies & Distributors	1.0	178,448
Diversified Consumer Services	1.0	176,902
Health Care Technology	1.0	171,190
Commercial Services & Supplies	0.8	148,276
Electrical Equipment	0.8	140,500
Consumer Finance	0.7	129,470

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Beverages	0.7%	$126,435
Computers & Peripherals	0.7	116,751
Automobiles	0.6	112,258
Personal Products	0.6	102,684
Auto Components	0.5	94,268
Short Positions:
Capital Markets	(0.4)	(62,818)
Health Care Providers & Services	(0.4)	(76,338)
Auto Components	(0.5)	(86,091)
Gas Utilities	(0.5)	(87,117)
Electronic Equipment, Instruments & Components	(0.5)	(87,523)
Containers & Packaging	(0.5)	(93,014)
Semiconductors & Semiconductor Equipment	(0.5)	(94,289)
Food Products	(0.6)	(115,952)
Media	(0.7)	(117,498)
Life Sciences Tools & Services	(0.7)	(120,120)
Household Products	(0.7)	(124,186)
Pharmaceuticals	(0.7)	(127,176)
Construction Materials	(0.8)	(141,609)
Internet Software & Services	(0.8)	(149,870)
Metals & Mining	(0.9)	(161,294)
Commercial Services & Supplies	(0.9)	(163,162)
Trading Companies & Distributors	(0.9)	(169,604)
Electrical Equipment	(1.0)	(170,726)
Internet & Catalog Retail	(1.0)	(172,083)
Consumer Finance	(1.0)	(173,340)
Real Estate Management & Development	(1.0)	(174,751)
Health Care Technology	(1.0)	(176,580)
Food & Staples Retailing	(1.0)	(179,876)
Beverages	(1.0)	(184,992)
Energy Equipment & Services	(1.0)	(187,290)
Tobacco	(1.1)	(199,929)
Building Products	(1.2)	(211,563)
Professional Services	(1.3)	(230,236)
Computers & Peripherals	(1.5)	(264,346)
Health Care Equipment & Supplies	(1.5)	(266,572)
IT Services	(1.6)	(285,839)
Machinery	(1.7)	(303,392)
Specialty Retail	(2.1)	(379,157)
Hotels, Restaurants & Leisure	(2.6)	(463,738)
Chemicals	(2.9)	(516,773)
Software	(3.0)	(538,338)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Insurance	(3.3)%	$(586,397)
Aerospace & Defense	(3.4)	(599,905)
Commercial Banks	(3.8)	(674,234)
Oil, Gas & Consumable Fuels	(3.9)	(700,517)
Real Estate Investment Trusts	(5.1)	(906,684)

TOTAL COMMON STOCKS	35.0%	$6,231,083
REPURCHASE AGREEMENT	5.1	907,331
INVESTMENT OF SECURITY LENDING COLLATERAL	31.2	5,563,709

TOTAL INVESTMENTS	71.3%	$12,702,123

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 128.3%

	Aerospace & Defense — 5.3%
35,180	Exelis, Inc.	$392,961
7,640	L-3 Communications Holdings, Inc.	620,750
11,020	Northrop Grumman Corp.[1]	834,655
11,380	Raytheon Co.	698,504

		2,546,870

	Airlines — 1.5%
51,060	Southwest Airlines Co.[1]	699,522

	Auto Components — 2.7%
11,320	Delphi Automotive PLC	523,097
24,280	Standard Motor Products, Inc.[1]	743,939

		1,267,036

	Automobiles — 2.2%
56,720	Ford Motor Co.	777,631
8,660	General Motors Co.[1,2]	267,075

		1,044,706

	Beverages — 2.1%
18,920	Coca-Cola Enterprises, Inc.	693,040
6,020	Constellation Brands, Inc.[2]	297,087

		990,127

	Biotechnology — 2.7%
25,860	Myriad Genetics, Inc.[1,2]	720,201
8,580	United Therapeutics Corp.[1,2]	572,972

		1,293,173

	Capital Markets — 3.9%
64,480	Janus Capital Group, Inc.[1]	575,162
42,540	Medley Capital Corp.	662,773
55,900	Prospect Capital Corp.	616,577

		1,854,512

	Chemicals — 2.0%
11,460	Minerals Technologies, Inc.	465,620
3,460	PPG Industries, Inc.	509,104

		974,724

	Commercial Banks — 5.7%
21,200	East West Bancorp, Inc.[1]	515,796
37,080	Fifth Third Bancorp[1]	631,472

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Banks — (Continued)

66,868	KeyCorp[1]	$666,674
60,820	Regions Financial Corp.	516,362
25,880	Western Alliance Bancorp[1,2]	380,695

		2,710,999

	Commercial Services & Supplies — 0.5%
5,620	Avery Dennison Corp.	232,949

	Communications Equipment — 3.2%
23,860	Cisco Systems, Inc.	499,151
26,440	Corning, Inc.	383,380
30,880	Juniper Networks, Inc.[2]	511,064
4,380	MasTec, Inc.[1,2]	121,764

		1,515,359

	Construction & Engineering — 3.0%
20,960	EMCOR Group, Inc.	783,904
14,240	URS Corp.	625,421

		1,409,325

	Diversified Consumer Services — 2.5%
18,760	DeVry, Inc.[1]	525,468
38,100	Service Corp. International[1]	643,128

		1,168,596

	Diversified Financial Services — 1.4%
21,980	Leucadia National Corp.	678,962

	Diversified Telecommunication Services — 1.0%
114,800	Frontier Communications Corp.[1]	477,568

	Electric Utilities — 1.9%
4,760	Edison International	256,088
18,300	N.V. Energy, Inc.[1]	395,829
7,860	Portland General Electric Co.	253,485

		905,402

	Electrical Equipment — 1.3%
14,920	AMETEK, Inc.	607,393

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Equipment, Instruments & Components — 1.1%
10,140	Avnet, Inc.[2]	$332,085
12,180	Jabil Circuit, Inc.	216,804

		548,889

	Energy Equipment & Services — 6.6%
14,760	Halliburton Co.	631,285
6,540	National Oilwell Varco, Inc.	426,539
8,340	Oceaneering International, Inc.	585,218
25,680	Patterson-UTI Energy, Inc.[1]	541,591
5,800	Schlumberger, Ltd.	431,694
19,700	Superior Energy Services, Inc.[2]	543,523

		3,159,850

	Food & Staples Retailing — 3.5%
12,060	CVS Caremark Corp.	701,651
22,140	Kroger Co. (The)	761,173
10,080	Safeway, Inc.[1]	227,002

		1,689,826

	Food Products — 4.8%
22,120	ConAgra Foods, Inc.	782,385
11,780	Sanderson Farms, Inc.	721,643
30,980	Tyson Foods, Inc. — Class A1	763,037

		2,267,065

	Gas Utilities — 1.7%
5,160	Southwest Gas Corp.	261,457
13,020	UGI Corp.[1]	533,560

		795,017

	Health Care Providers & Services — 4.7%
13,470	Aetna, Inc.	773,717
38,000	Amedisys, Inc.[1,2]	381,520
6,340	Omnicare, Inc.[1]	277,502
10,880	WellPoint, Inc.	793,369

		2,226,108

	Health Care Technology — 0.6%
15,000	Omnicell, Inc.[1,2]	270,300

	Hotels, Restaurants & Leisure — 0.6%
4,540	Wyndham Worldwide Corp.	272,763

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Industrial Conglomerates — 0.2%
8,540	McDermott International, Inc.[1,2]	$91,207

	Insurance — 8.1%
25,720	Fidelity National Financial, Inc. — Class A	690,582
20,980	First American Financial Corp.	561,635
32,560	Horace Mann Educators Corp.	734,228
17,680	Lincoln National Corp.[1]	601,297
18,560	Primerica, Inc.	630,297
24,320	Stewart Information Services Corp.	658,342

		3,876,381

	Internet Software & Services — 4.4%
18,800	Akamai Technologies, Inc.[1,2]	825,508
12,860	eBay, Inc.[2]	673,735
90,040	United Online, Inc.[1]	612,272

		2,111,515

	IT Services — 5.4%
9,460	Accenture PLC — Class A	770,423
19,960	Heartland Payment Systems, Inc.[1]	656,484
27,180	SAIC, Inc.[1]	406,069
4,380	Visa, Inc. — Class A	737,855

		2,570,831

	Life Sciences Tools & Services — 3.4%
6,960	Life Technologies Corp.[2]	512,883
5,920	Parexel International Corp.[1,2]	242,424
10,940	Thermo Fisher Scientific, Inc.	882,639

		1,637,946

	Machinery — 4.2%
14,240	AGCO Corp.[1]	758,280
10,560	NACCO Industries, Inc. — Class A	612,691
15,480	Oshkosh Corp.[2]	607,745

		1,978,716

	Media — 2.6%
13,440	Comcast Corp. — Class A	555,072
33,420	Gannett Co., Inc.[1]	673,747

		1,228,819

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 0.9%
12,940	Worthington Industries, Inc.	$416,409

	Multi-line Retail — 2.3%
3,020	Dillard’s, Inc. — Class A	248,878
7,525	Dollar Tree, Inc.[2]	357,889
11,260	Macy’s, Inc.	502,196

		1,108,963

	Multi-Utilities — 0.9%
11,590	Public Service Enterprise Group, Inc.[1]	424,310

	Office Electronics — 1.0%
56,980	Xerox Corp.	488,888

	Oil, Gas & Consumable Fuels — 4.9%
34,180	Denbury Resources, Inc.[1,2]	611,480
3,640	HollyFrontier Corp.	179,998
11,440	Peabody Energy Corp.	229,486
14,146	Tesoro Corp.	755,397
13,240	Valero Energy Corp.	533,837

		2,310,198

	Paper & Forest Products — 1.9%
6,200	Domtar Corp.[1]	430,962
10,160	International Paper Co.	477,317

		908,279

	Personal Products — 0.6%
10,400	Medifast, Inc.[1,2]	272,480

	Professional Services — 2.5%
11,540	Equifax, Inc.	706,248
28,740	Kelly Services, Inc.[1]	489,155

		1,195,403

	Real Estate Investment Trusts — 9.3%
21,900	Apartment Investment & Management Co. — Class A	681,309
48,640	Brandywine Realty Trust	726,195
21,700	CBL & Associates Properties, Inc.[1]	523,838
15,380	CommonWealth[1]	343,435

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

26,040	Hospitality Properties Trust	$765,837
16,560	Liberty Property Trust	711,914
25,200	Starwood Property Trust, Inc.	692,748

		4,445,276

	Semiconductors & Semiconductor Equipment — 4.0%
29,460	Intel Corp.[1]	705,567
91,240	LSI Corp.[2]	596,710
44,640	Volterra Semiconductor Corp.[1,2]	580,766

		1,883,043

	Specialty Retail — 2.8%
7,800	Foot Locker, Inc.[1]	271,986
19,240	Gap, Inc. (The)	730,928
5,060	PetSmart, Inc.[1]	345,294

		1,348,208

	Textiles, Apparel & Luxury Goods — 1.1%
12,480	G-III Apparel Group, Ltd.[1,2]	507,437

	Trading Companies & Distributors — 1.3%
16,900	Beacon Roofing Supply, Inc.[1,2]	644,397

	TOTAL COMMON STOCKS (Cost $50,119,397)	61,055,747

Face
Amount

REPURCHASE AGREEMENT* — 0.7%
$315,996	With State Street Bank and Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $315,997, due 5/1/13, (collateralized by a GNMA security with a par value of $309,052, coupon rate of 2.500%, due 10/20/27, market value of $324,918)	315,996

	TOTAL REPURCHASE AGREEMENT (Cost $315,996)	315,996

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.5%
708,820	State Street Navigator Securities Lending Portfolio	$708,820

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $708,820)	708,820

TOTAL LONG INVESTMENTS (Cost $51,144,213)	130.5%	$62,080,563

COMMON STOCKS SOLD SHORT* — (28.9)%

	Aerospace & Defense — (0.4)%
(1,320)	TransDigm Group, Inc.	(193,776)

	Auto Components — (0.4)%
(12,160)	Fuel Systems Solutions, Inc.[2]	(191,034)

	Automobiles — (0.4)%
(5,360)	Thor Industries, Inc.	(198,802)

	Beverages — (0.5)%
(4,100)	Monster Beverage Corp.[2]	(231,240)

	Building Products — (0.4)%
(3,840)	Trex Co., Inc.[2]	(186,931)

	Commercial Banks — (1.4)%
(9,240)	First Financial Bancorp	(142,019)
(3,940)	IBERIABANK Corp.	(179,743)
(2,200)	PNC Financial Services Group, Inc. (The)	(149,336)
(5,140)	Wintrust Financial Corp.	(184,320)

		(655,418)

	Commercial Services & Supplies — (1.2)%
(3,360)	Clean Harbors, Inc.[2]	(191,419)
(5,040)	Huron Consulting Group, Inc.[2]	(210,571)
(7,680)	Rollins, Inc.	(186,778)

		(588,768)

	Construction Materials — (0.4)%
(1,840)	Martin Marietta Materials, Inc.	(185,822)

	Diversified Consumer Services — (0.6)%
(5,360)	Sotheby’s	(190,173)
(7,380)	Universal Technical Institute, Inc.	(87,600)

		(277,773)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Energy Equipment & Services — (0.4)%
(5,000)	Gulfmark Offshore, Inc. — Class A	$(208,100)

	Food & Staples Retailing — (0.7)%
(2,660)	Casey’s General Stores, Inc.	(154,041)
(3,080)	United Natural Foods, Inc.[2]	(153,815)

		(307,856)

	Food Products — (0.5)%
(3,540)	TreeHouse Foods, Inc.[2]	(225,533)

	Gas Utilities — (0.4)%
(3,060)	South Jersey Industries, Inc.	(188,802)

	Health Care Equipment & Supplies — (0.3)%
(13,700)	NxStage Medical, Inc.[2]	(153,029)

	Health Care Providers & Services — (0.4)%
(6,740)	Brookdale Senior Living, Inc.[2]	(173,825)

	Hotels, Restaurants & Leisure — (2.1)%
(1,740)	Buffalo Wild Wings, Inc.[2]	(156,600)
(560)	Chipotle Mexican Grill, Inc.[2]	(203,387)
(3,036)	International Speedway Corp. — Class A	(99,793)
(3,500)	Las Vegas Sands Corp.	(196,875)
(2,640)	Vail Resorts, Inc.	(159,192)
(1,380)	Wynn Resorts, Ltd.	(189,474)

		(1,005,321)

	Household Durables — (0.9)%
(4,520)	Meritage Homes Corp.[2]	(220,531)
(5,880)	Toll Brothers, Inc.[2]	(201,743)

		(422,274)

	Household Products — (0.4)%
(1,780)	Colgate-Palmolive Co.	(212,550)

	Insurance — (1.9)%
(4,820)	Kemper Corp.	(153,565)
(4,340)	Loews Corp.	(193,868)
(4,940)	Mercury General Corp.	(225,807)
(1,980)	RLI Corp.	(142,263)
(9,580)	Tower Group International, Ltd.	(181,254)

		(896,757)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Internet & Catalog Retail — (0.4)%
(740)	Amazon.Com, Inc.[2]	$(187,819)

	Internet Software & Services — (0.4)%
(900)	Equinix, Inc.[2]	(192,690)

	IT Services — (0.4)%
(2,580)	WEX, Inc.[2]	(195,512)

	Machinery — (1.1)%
(3,600)	CLARCOR, Inc.	(186,120)
(3,880)	RBC Bearings, Inc.[2]	(186,628)
(1,900)	Stanley Black & Decker, Inc.	(142,139)

		(514,887)

	Media — (1.1)%
(8,320)	DreamWorks Animation SKG, Inc. — Class A2	(160,410)
(2,900)	Morningstar, Inc.	(191,429)
(2,860)	Viacom, Inc. — Class B	(183,011)

		(534,850)

	Metals & Mining — (0.7)%
(2,480)	Compass Minerals International, Inc.	(214,619)
(6,320)	Walter Energy, Inc.	(113,255)

		(327,874)

	Multi-line Retail — (0.3)%
(2,460)	Family Dollar Stores, Inc.	(150,970)

	Multi-Utilities — (0.5)%
(3,480)	Dominion Resources, Inc.	(214,646)

	Oil, Gas & Consumable Fuels — (0.4)%
(4,060)	PDC Energy, Inc.[2]	(175,798)

	Professional Services — (1.2)%
(3,680)	Advisory Board Co. (The)[2]	(180,872)
(2,000)	CoStar Group, Inc.[2]	(216,820)
(1,980)	IHS, Inc. — Class A2	(192,911)

		(590,603)

	Real Estate Investment Trusts — (4.5)%
(4,080)	American Campus Communities, Inc.	(182,131)
(2,420)	American Tower Corp.	(203,256)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Real Estate Investment Trusts — (Continued)

(1,480)	AvalonBay Communities, Inc.	$(196,899)
(1,840)	Boston Properties, Inc.	(201,351)
(2,660)	Camden Property Trust	(192,425)
(2,540)	Digital Realty Trust, Inc.	(179,121)
(3,000)	Equity Residential Properties Trust	(174,180)
(9,300)	General Growth Properties, Inc.	(211,296)
(2,980)	Health Care REIT, Inc.	(223,411)
(3,420)	Rayonier, Inc.	(203,216)
(7,540)	UDR, Inc.	(185,333)

		(2,152,619)

	Real Estate Management & Development — (0.4)%
(10,960)	Forest City Enterprises, Inc. — Class A2	(204,623)

	Road & Rail — (0.4)%
(2,180)	Genesee & Wyoming, Inc. — Class A2	(185,736)

	Software — (1.1)%
(5,780)	Rovi Corp.[2]	(135,194)
(4,800)	Salesforce.com, Inc.[2]	(197,328)
(1,920)	Ultimate Software Group, Inc.[2]	(185,453)

		(517,975)

	Specialty Retail — (0.7)%
(3,100)	Group 1 Automotive, Inc.	(187,488)
(2,200)	Tiffany & Co.	(162,096)

		(349,584)

	Textiles, Apparel & Luxury Goods — (0.8)%
(2,860)	Oxford Industries, Inc.	(169,112)
(4,340)	Wolverine World Wide, Inc.	(207,322)

		(376,434)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (0.8)%
(3,620)	United Rentals, Inc.[2]	$(190,448)
(2,300)	Watsco, Inc.	(194,074)

		(384,522)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(13,412,259))	(13,760,753)

TOTAL SHORT INVESTMENTS (Proceeds $(13,412,259))	(28.9)%	$(13,760,753)

TOTAL INVESTMENTS (Cost $37,731,954)[3]	101.6%	$48,319,810
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.6)	(744,030)

NET ASSETS	100.0%	$47,575,780

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $37,822,253.
Abbreviations:
GNMA — Government National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	9.3%	$4,445,276
Insurance	8.1	3,876,381
Energy Equipment & Services	6.6	3,159,850
Commercial Banks	5.7	2,710,999
IT Services	5.4	2,570,831
Aerospace & Defense	5.3	2,546,870
Oil, Gas & Consumable Fuels	4.9	2,310,198
Food Products	4.8	2,267,065
Health Care Providers & Services	4.7	2,226,108
Internet Software & Services	4.4	2,111,515
Machinery	4.2	1,978,716
Semiconductors & Semiconductor Equipment	4.0	1,883,043
Capital Markets	3.9	1,854,512
Food & Staples Retailing	3.5	1,689,826
Life Sciences Tools & Services	3.4	1,637,946
Communications Equipment	3.2	1,515,359
Construction & Engineering	3.0	1,409,325
Specialty Retail	2.8	1,348,208
Biotechnology	2.7	1,293,173
Auto Components	2.7	1,267,036
Media	2.6	1,228,819
Professional Services	2.5	1,195,403
Diversified Consumer Services	2.5	1,168,596
Multi-line Retail	2.3	1,108,963
Automobiles	2.2	1,044,706
Beverages	2.1	990,127
Chemicals	2.0	974,724
Paper & Forest Products	1.9	908,279
Electric Utilities	1.9	905,402
Gas Utilities	1.7	795,017
Airlines	1.5	699,522
Diversified Financial Services	1.4	678,962
Trading Companies & Distributors	1.3	644,397
Electrical Equipment	1.3	607,393
Electronic Equipment, Instruments & Components	1.1	548,889
Textiles, Apparel & Luxury Goods	1.1	507,437
Office Electronics	1.0	488,888
Diversified Telecommunication Services	1.0	477,568

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Multi-Utilities	0.9%	$424,310
Metals & Mining	0.9	416,409
Hotels, Restaurants & Leisure	0.6	272,763
Personal Products	0.6	272,480
Health Care Technology	0.6	270,300
Commercial Services & Supplies	0.5	232,949
Industrial Conglomerates	0.2	91,207
Short Positions:
Multi-line Retail	(0.3)	(150,970)
Health Care Equipment & Supplies	(0.3)	(153,029)
Health Care Providers & Services	(0.4)	(173,825)
Oil, Gas & Consumable Fuels	(0.4)	(175,798)
Road & Rail	(0.4)	(185,736)
Construction Materials	(0.4)	(185,822)
Building Products	(0.4)	(186,931)
Internet & Catalog Retail	(0.4)	(187,819)
Gas Utilities	(0.4)	(188,802)
Auto Components	(0.4)	(191,034)
Internet Software & Services	(0.4)	(192,690)
Aerospace & Defense	(0.4)	(193,776)
IT Services	(0.4)	(195,512)
Automobiles	(0.4)	(198,802)
Real Estate Management & Development	(0.4)	(204,623)
Energy Equipment & Services	(0.4)	(208,100)
Household Products	(0.4)	(212,550)
Multi-Utilities	(0.5)	(214,646)
Food Products	(0.5)	(225,533)
Beverages	(0.5)	(231,240)
Diversified Consumer Services	(0.6)	(277,773)
Food & Staples Retailing	(0.7)	(307,856)
Metals & Mining	(0.7)	(327,874)
Specialty Retail	(0.7)	(349,584)
Textiles, Apparel & Luxury Goods	(0.8)	(376,434)
Trading Companies & Distributors	(0.8)	(384,522)
Household Durables	(0.9)	(422,274)
Machinery	(1.1)	(514,887)
Software	(1.1)	(517,975)
Media	(1.1)	(534,850)
Commercial Services & Supplies	(1.2)	(588,768)
Professional Services	(1.2)	(590,603)
Commercial Banks	(1.4)	(655,418)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Insurance	(1.9)%	$(896,757)
Hotels, Restaurants & Leisure	(2.1)	(1,005,321)
Real Estate Investment Trusts	(4.5)	(2,152,619)

TOTAL COMMON STOCKS	99.4%	$47,294,994
REPURCHASE AGREEMENT	0.7	315,996
INVESTMENT OF SECURITY LENDING COLLATERAL	1.5	708,820

TOTAL INVESTMENTS	101.6%	$48,319,810

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 2.2%
25,500	SPDR S&P 500 ETF Trust	$4,071,840
60,000	Vanguard S&P 500 ETF	4,388,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	8,460,240

PURCHASED OPTIONS — 64.4%

	CALLS — 38.2%
250,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $1000, Expires 05/18/2013	148,050,000

	PUTS — 26.2%
250,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $2000, Expires 05/18/2013	101,775,000

	TOTAL PURCHASED OPTIONS (Cost $249,942,688)	249,825,000

Face
Amount

REPURCHASE AGREEMENT* — 0.8%
$3,056,799	With State Street Bank and Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $3,056,800, due 5/1/13, (collateralized by a GNMA security with a par value of $2,969,792, coupon rate of 2.500%, due 10/20/27, market value of $3,122,261)	3,056,799

	TOTAL REPURCHASE AGREEMENT (Cost $3,056,799)	3,056,799

TOTAL INVESTMENTS (Cost $259,865,330)[1]	67.4%	$261,342,039
OTHER ASSETS IN EXCESS OF LIABILITIES	32.6	126,644,442

NET ASSETS[2]	100.0%	$387,986,481

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $259,450,184.
[2]	Cash in the amount of $127,325,000 is held as collateral to secure the open written put options contracts.
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 Index
expires May 2013 exercise price $2,000	2,500	$(6,250)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(9,906))		$(6,250)

PUTS:
S&P 500 Index
expires May 2013 exercise price $1,525 Barclays Capital PLC	1,041	(291,480)
S&P 500 Index
expires May 2013 exercise price $1,575 Barclays Capital PLC	760	(155,800)
S&P 500 Index
expires May 2013 exercise price $1,600 Barclays Capital PLC	246	(430,500)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(3,541,206))		$(877,780)

TOTAL WRITTEN OPTIONS (Premiums Received $(3,551,112))		$(884,030)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2013, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Purchased Options	64.4%	$249,825,000
Exchange-Traded Funds	2.2	8,460,240

TOTAL	66.6%	$258,285,240
REPURCHASE AGREEMENTS	0.8	3,056,799

TOTAL INVESTMENTS	67.4%	$261,342,039

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS — 5.5%
63,700	iShares MSCI EAFE Index Fund	$3,945,578
16,000	Vanguard MSCI EAFE ETF	613,280

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,953,605)	4,558,858

Face
Amount

REPURCHASE AGREEMENT* — 19.5%
$15,989,206	With State Street Bank and Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $15,989,210, due 5/1/13, (collateralized by a GNMA security with a par value of $15,515,353, coupon rate of 2.500%, due 10/20/27, market value of $16,311,912)	15,989,206

	TOTAL REPURCHASE AGREEMENT (Cost $15,989,206)	15,989,206

TOTAL INVESTMENTS (Cost $19,942,811)[1]	25.0%	$20,548,064
OTHER ASSETS IN EXCESS OF LIABILITIES	75.0	61,633,598

NET ASSETS[2]	100.0%	$82,181,662

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $19,942,811.
[2]	Cash in the amount of $61,887,000 is pledged as collateral to secure the open written put options contracts.
Abbreviations:
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
PUTS:
iShares MSCI EAFE Index Fund
expires May 2013 exercise price $57 Barclays Capital PLC	600	$(4,500)
iShares MSCI EAFE Index Fund
expires May 2013 exercise price $58 Barclays Capital PLC	1,400	(14,700)
iShares MSCI EAFE Index Fund
expires May 2013 exercise price $60 Barclays Capital PLC	5,900	(144,550)
iShares MSCI EAFE Index Fund
expires May 2013 exercise price $60 Barclays Capital PLC	2,000	(11,000)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(999,694))		$(174,750)

TOTAL WRITTEN OPTIONS (Premiums Received $(999,694))		$(174,750)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2013, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Exchange-Traded Funds	5.5%	$4,558,858

TOTAL	5.5%	$4,558,858
REPURCHASE AGREEMENTS	19.5	15,989,206

TOTAL INVESTMENTS	25.0%	$20,548,064

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%

	United Kingdom — 23.9%
249,700	Aviva PLC	$1,183,396
593,627	Barclays PLC	2,637,697
92,784	BG Group PLC	1,563,046
84,004	BHP Billiton PLC	2,337,033
374,936	BP Amoco PLC	2,716,345
182,950	Britvic PLC	1,250,415
219,930	Centrica PLC	1,267,441
343,690	HSBC Holdings PLC	3,755,781
272,043	Premier Oil PLC[1]	1,575,793
89,202	Prudential PLC	1,531,109
50,592	Rio Tinto PLC	2,293,957
81,910	Royal Dutch Shell PLC	2,866,602
141,344	Smith & Nephew PLC	1,612,644
355,860	Wm Morrison Supermarkets PLC	1,614,656

		28,205,915

	Japan — 18.1%
15,600	Aisin Seiki Co, Ltd.	562,487
33,200	Canon, Inc.	1,190,275
58,400	Citizen Holdings Co, Ltd.	344,463
322	Fuji Media Holdings, Inc.	698,600
323,000	Hitachi, Ltd.	2,060,891
76,300	JSR Corp.	1,755,561
72,800	Kuraray Co., Ltd.	1,104,490
43,200	Mitsubishi Corp.	774,618
125,000	Mitsubishi Electric Corp.	1,189,927
299,000	Mitsubishi UFJ Financial Group, Inc.	2,033,513
260,800	Nissan Motor Co., Ltd.	2,718,088
49,700	NKSJ Holdings, Inc.	1,258,241
199,000	Sekisui Chemical Co, Ltd.	2,502,682
16,300	Sumisho Computer Systems Corp.	363,337
25,000	Sumitomo Mitsui Financial Group, Inc.	1,180,951
199,000	Toshiba Corp.	1,096,199
18,100	Tsumura & Co.	589,501

		21,423,824

	Germany — 11.1%
17,682	Allianz AG2	2,609,232
26,287	BASF SE2	2,455,157
10,000	Bayer AG2	1,043,288
31,479	Deutsche Lufthansa AG	629,306
19,877	GEA Group AG	672,357
9,429	Hannover Rueckversicherung AG2	796,212

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

36,288	Metro AG2	$1,131,416
18,766	Siemens AG Reg.	1,959,812
9,522	Volkswagen AG	1,850,904

		13,147,684

	France — 10.1%
49,924	BNP Paribas	2,781,774
3,442	Casino Guichard Perrachon[2]	372,019
14,812	Cie Generale des Etablissements Michelin	1,250,963
40,742	Compagnie de Saint-Gobain	1,634,069
26,848	Sanofi-Aventis	2,942,450
72,382	Societe Generale[1]	2,629,022
16,935	Vivendi	383,604

		11,993,901

	Switzerland — 7.9%
94,050	Credit Suisse Group AG	2,607,667
13,693	Lonza Group AG	953,562
26,921	Novartis AG	1,999,242
10,159	Roche Holding AG	2,539,204
4,460	Zurich Financial Services AG	1,245,231

		9,344,906

	South Korea — 5.2%
21,486	Kia Motors Corp.	1,069,130
2,205	Lotte Shopping Co, Ltd.	822,895
10,523	POSCO, ADR	757,551
1,663	Samsung Electronics Co., Ltd	2,295,251
36,930	Samsung Heavy Industries Co, Ltd.	1,175,335

		6,120,162

	Netherlands — 4.3%
295,267	ING Groep N.V., ADR[1]	2,423,326
60,475	Koninklijke Ahold N.V.	954,118
107,908	Reed Elsevier N.V.	1,750,789

		5,128,233

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Australia — 4.2%
337,433	Downer EDI, Ltd.	$1,717,601
1,012,766	Mount Gibson Iron, Ltd.	519,718
37,501	National Australia Bank, Ltd.	1,321,828
245,514	Toll Holdings, Ltd.	1,450,789

		5,009,936

	Hong Kong — 2.5%
376,000	SJM Holdings, Ltd.	952,580
79,400	Standard Chartered PLC[2]	2,007,471

		2,960,051

	Singapore — 2.4%
101,000	DBS Group Holdings, Ltd.	1,374,328
367,000	SembCorp Industries, Ltd.	1,486,831

		2,861,159

	Sweden — 1.2%
71,110	Meda AB	849,232
7,015	Millicom International Cellular SA, ADR	573,665

		1,422,897

	Brazil — 1.0%
61,942	Petroleo Brasileiro SA, Sponsored ADR	1,186,189

	China — 1.0%
440,500	CNOOC, Ltd.	819,677
266,000	COSCO Pacific, Ltd.	352,375

		1,172,052

	Israel — 1.0%
30,236	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,157,736

	Italy — 1.0%
1,347,609	Telecom Italia SPA[2]	1,140,267

	Norway — 1.0%
34,379	Statoil ASA	838,832
8,002	TGS Nopec Geophysical Co. ASA	286,554

		1,125,386

	Finland — 0.9%
104,492	UPM-Kymmene OYJ[2]	1,092,630

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Thailand — 0.8%
117,500	Bangkok Bank PCL, ADR	$904,770

	Malaysia — 0.7%
312,400	Tenaga Nasional BHD	806,028

	Canada — 0.5%
71,700	PetroBakken Energy, Ltd.	612,060

	South Africa — 0.5%
29,921	MTN Group, Ltd.	539,435

	TOTAL COMMON STOCKS (Cost $98,173,154)	117,355,221

Face
Amount

REPURCHASE AGREEMENT* — 0.5%
$546,932	With State Street Bank and Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $546,932, due 5/1/13, (collateralized by a GNMA security with a par value of $531,182, coupon rate of 2.500%, due 10/20/27, market value of $558,453)	546,932

	TOTAL REPURCHASE AGREEMENT (Cost $546,932)	546,932

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 9.7%
11,488,105	State Street Navigator Securities Lending Prime Portfolio	11,488,105

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $11,488,105)	11,488,105

TOTAL INVESTMENTS (Cost $110,208,191)[3]	109.5%	$129,390,258
LIABILITIES IN EXCESS OF OTHER ASSETS	(9.5)	(11,248,173)

NET ASSETS	100.0%	$118,142,085

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $112,919,805.
Abbreviations:
ADR — American Depositary Receipt
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Commercial Banks	17.5%	$20,627,135
Oil, Gas & Consumable Fuels	10.3	12,178,544
Pharmaceuticals	9.4	11,120,653
Insurance	7.3	8,623,421
Metals & Mining	5.0	5,908,259
Automobiles	4.8	5,638,122
Chemicals	4.5	5,315,208
Food & Staples Retailing	3.4	4,072,209
Electrical Equipment	2.9	3,485,178
Industrial Conglomerates	2.9	3,446,643
Media	2.4	2,832,993
Capital Markets	2.2	2,607,667
Household Durables	2.1	2,502,682
Diversified Financial Services	2.1	2,423,326
Electronic Equipment, Instruments & Components	2.0	2,405,354
Machinery	1.6	1,847,692
Auto Components	1.5	1,813,450
Commercial Services & Supplies	1.5	1,717,601
Building Products	1.4	1,634,069
Health Care Equipment & Supplies	1.4	1,612,644
Air Freight & Logistics	1.2	1,450,789
Multi-Utilities	1.1	1,267,441
Beverages	1.1	1,250,415
Office Electronics	1.0	1,190,275
Diversified Telecommunication Services	1.0	1,140,267
Wireless Telecommunication Services	0.9	1,113,100
Computers & Peripherals	0.9	1,096,199
Paper & Forest Products	0.9	1,092,630
Life Sciences Tools & Services	0.8	953,562
Hotels, Restaurants & Leisure	0.8	952,580
Multi-line Retail	0.7	822,895
Electric Utilities	0.7	806,028
Trading Companies & Distributors	0.7	774,618
Airlines	0.5	629,306

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Software	0.3%	$363,337
Transportation Infrastructure	0.3	352,375
Energy Equipment & Services	0.2	286,554

TOTAL COMMON STOCKS	99.3%	$117,355,221
REPURCHASE AGREEMENTS	0.5	546,932
INVESTMENTS OF SECURITY LENDING COLLATERAL	9.7	11,488,105

TOTAL INVESTMENTS	109.5%	$129,390,258

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 95.0%

	United Kingdom — 21.1%
86,086	Aviva PLC	$407,985
165,551	Barclays PLC	735,602
28,234	BG Group PLC	475,632
25,244	BHP Billiton PLC	702,301
87,573	BP Amoco PLC	634,451
56,109	Britvic PLC	383,490
92,469	Centrica PLC	532,892
95,685	HSBC Holdings PLC	1,045,628
61,535	Premier Oil PLC[1]	356,438
31,868	Prudential PLC	546,999
15,166	Rio Tinto PLC	687,661
26,609	Royal Dutch Shell PLC	931,234
33,706	Smith & Nephew PLC	384,564
91,866	Wm Morrison Supermarkets PLC	416,827

		8,241,704

	Japan — 17.4%
5,400	Aisin Seiki Co, Ltd.	194,707
10,400	Canon, Inc.	372,857
19,000	Citizen Holdings Co, Ltd.	112,069
101	Fuji Media Holdings, Inc.	219,126
107,000	Hitachi, Ltd.	682,710
20,600	JSR Corp.	473,979
22,200	Kuraray Co., Ltd.	336,809
17,100	Mitsubishi Corp.[2]	306,619
39,000	Mitsubishi Electric Corp.	371,257
83,900	Mitsubishi UFJ Financial Group, Inc.	570,608
76,000	Nissan Motor Co., Ltd.[2]	792,081
14,800	NKSJ Holdings, Inc.	374,687
46,000	Sekisui Chemical Co, Ltd.	578,509
5,400	Sumisho Computer Systems Corp.	120,369
12,300	Sumitomo Mitsui Financial Group, Inc.	581,028
63,000	Toshiba Corp.	347,038
11,600	Tsumura & Co.	377,802

		6,812,255

	Germany — 10.5%
5,180	Allianz AG2	764,383
6,816	BASF SE	636,601
4,357	Bayer AG2	454,561
8,874	Deutsche Lufthansa AG	177,403
4,833	GEA Group AG	163,480
4,105	Hannover Rueckversicherung AG	346,638

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

11,398	Metro AG	$355,376
6,264	Siemens AG Reg.	654,176
2,885	Volkswagen AG	560,792

		4,113,410

	France — 10.2%
15,590	BNP Paribas	868,677
2,670	Casino Guichard Perrachon[2]	288,579
5,598	Cie Generale des Etablissements Michelin	472,785
11,462	Compagnie de Saint-Gobain	459,715
8,403	Sanofi-Aventis	920,940
21,343	Societe Generale[1]	775,210
8,031	Vivendi	181,915

		3,967,821

	Switzerland — 8.4%
27,448	Credit Suisse Group AG	761,034
9,205	Lonza Group AG	641,024
7,902	Novartis AG	586,828
3,699	Roche Holding AG	924,551
1,391	Zurich Financial Services AG	388,367

		3,301,804

	South Korea — 5.1%
7,003	Kia Motors Corp.	348,465
719	Lotte Shopping Co, Ltd.	268,327
4,752	POSCO, ADR	342,097
486	Samsung Electronics Co., Ltd	670,771
12,040	Samsung Heavy Industries Co, Ltd.	383,185

		2,012,845

	Netherlands — 4.2%
82,801	ING Groep N.V., ADR[1]	679,567
25,350	Koninklijke Ahold N.V.	399,949
34,627	Reed Elsevier N.V.	561,817

		1,641,333

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Australia — 4.0%
87,435	Downer EDI, Ltd.	$445,061
287,896	Mount Gibson Iron, Ltd.	147,739
16,146	National Australia Bank, Ltd.	569,111
64,796	Toll Holdings, Ltd.	382,892

		1,544,803

	Hong Kong — 2.6%
142,000	SJM Holdings, Ltd.	359,751
25,550	Standard Chartered PLC[2]	645,981

		1,005,732

	Singapore — 2.0%
29,000	DBS Group Holdings, Ltd.	394,609
93,990	SembCorp Industries, Ltd.	380,783

		775,392

	Brazil — 1.4%
29,076	Petroleo Brasileiro SA, Sponsored ADR	556,805

	Israel — 1.3%
13,751	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	526,526

	Sweden — 1.2%
22,969	Meda AB	274,307
2,210	Millicom International Cellular SA, ADR	180,727

		455,034

	Malaysia — 1.0%
144,700	Tenaga Nasional BHD	373,343

	Norway — 1.0%
11,104	Statoil ASA	270,933
2,855	TGS Nopec Geophysical Co. ASA	102,238

		373,171

	Finland — 0.8%
31,667	UPM-Kymmene OYJ[2]	331,129

	Italy — 0.7%
313,612	Telecom Italia SPA[2]	265,360

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	China — 0.6%
136,000	CNOOC, Ltd.	$253,067

	Thailand — 0.6%
28,000	Bangkok Bank PCL, ADR	215,605

	Canada — 0.5%
23,200	PetroBakken Energy, Ltd.	198,045

	South Africa — 0.4%
8,477	MTN Group, Ltd.	152,829

	TOTAL COMMON STOCKS (Cost $30,876,527)	37,118,013

Face
Amount

REPURCHASE AGREEMENT* — 4.1%
$1,584,478	With State Street Bank and Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $1,584,479, due 5/1/13, (collateralized by a GNMA security with a par value of $1,540,429, coupon rate of 2.500%, due 10/20/27, market value of $1,619,514)	1,584,478

	TOTAL REPURCHASE AGREEMENT (Cost $1,584,478)	1,584,478

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 7.1%
2,788,547	State Street Navigator Securities Lending Prime Portfolio	2,788,547

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,788,547)	2,788,547

TOTAL INVESTMENTS (Cost $35,249,552)[3]	106.2%	$41,491,038
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.2)	(2,420,557)

NET ASSETS	100.0%	$39,070,481

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $36,272,520.
Abbreviations:
ADR — American Depositary Receipt
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Commercial Banks	16.4%	$6,402,059
Pharmaceuticals	10.4	4,065,515
Oil, Gas & Consumable Fuels	9.4	3,676,605
Insurance	7.2	2,829,059
Metals & Mining	4.8	1,879,798
Automobiles	4.4	1,701,338
Food & Staples Retailing	3.7	1,460,731
Chemicals	3.7	1,447,389
Electrical Equipment	2.7	1,042,028
Industrial Conglomerates	2.6	1,034,959
Media	2.5	962,858
Electronic Equipment, Instruments & Components	2.0	794,779
Capital Markets	1.9	761,034
Diversified Financial Services	1.7	679,567
Auto Components	1.7	667,492
Life Sciences Tools & Services	1.6	641,024
Household Durables	1.5	578,509
Machinery	1.4	546,665
Multi-Utilities	1.4	532,892
Building Products	1.2	459,715
Commercial Services & Supplies	1.1	445,061
Health Care Equipment & Supplies	1.0	384,564
Beverages	1.0	383,490
Air Freight & Logistics	1.0	382,892
Electric Utilities	1.0	373,343
Office Electronics	1.0	372,857
Hotels, Restaurants & Leisure	0.9	359,751
Computers & Peripherals	0.9	347,038
Wireless Telecommunication Services	0.8	333,556
Paper & Forest Products	0.8	331,129
Trading Companies & Distributors	0.8	306,619
Multi-line Retail	0.7	268,327
Diversified Telecommunication Services	0.7	265,360

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Airlines	0.5%	$177,403
Software	0.3	120,369
Energy Equipment & Services	0.3	102,238

TOTAL COMMON STOCKS	95.0%	$37,118,013
REPURCHASE AGREEMENTS	4.1	1,584,478
INVESTMENTS OF SECURITY LENDING COLLATERAL	7.1	2,788,547

TOTAL INVESTMENTS	106.2%	$41,491,038

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	Japan — 28.7%
3,000	77 Bank, Ltd. (The)	$17,818
1	Accordia Golf Co, Ltd.	1,136
5	Advance Residence Investment Corp.	11,956
7,000	ASKA Pharmaceutical Co, Ltd.	51,916
50,000	Atsugi Co, Ltd.	61,035
300	Century Tokyo Leasing Corp.	8,844
4,000	Chori Co, Ltd.	45,094
9,000	Chuetsu Pulp & Paper Co, Ltd.	13,848
4,600	Coca-Cola Central Japan Co, Ltd.	69,365
9,000	Daiichi Jitsugyo Co, Ltd.	45,330
5,000	Dainichiseika Color & Chemicals Manufacturing Co, Ltd.	23,286
13	Daiwa Office Investment Corp. REIT	61,810
5,000	DIC Corp.	11,181
300	Dunlop Sports Co, Ltd.	3,724
9,900	EDION Corp.	46,309
1,300	Funai Electric Co., Ltd.[1]	16,096
8,000	Fuso Pharmaceutical Industries, Ltd.	33,892
3	Geo Corp.	3,582
12,000	Gunze, Ltd.	31,266
5,500	Hakuto Co, Ltd.	56,193
101	Heiwa Real Estate, Inc. REIT	83,092
6,500	Hibiya Engineering, Ltd.	63,610
29,000	Higashi-Nippon Bank, Ltd. (The)	73,478
10,200	Inabata & Co, Ltd.	79,834
1,500	Itochu Enex Co, Ltd.	8,263
20,000	J-Oil Mills, Inc.	62,163
11,000	Jaccs Co, Ltd.	75,601
231	Japan Hotel REIT Investment Corp. REIT	97,627
2,000	Japan Pulp & Paper Co, Ltd.	6,114
58	Japan Rental Housing Investments, Inc. REIT	45,336
9,000	Japan Vilene Co, Ltd.	45,053
6,200	Kaga Electronics Co, Ltd.	50,752
8,000	Kandenko Co, Ltd.	36,272
3	Kenedix Realty Investment Corp. REIT	14,079
2,800	Kissei Pharmaceutical Co, Ltd.	60,719
2,600	Kohnan Shoji Co, Ltd.	31,925
1,200	Kokuyo Co, Ltd.	9,663
36,000	Kurabo Industries, Ltd.	67,580
200	Mars Engineering Corp.	4,464
12,000	Maruzen Showa Unyu Co, Ltd.	42,960
30	MID, Inc. REIT	79,951
20,000	Mie Bank, Ltd. (The)	48,007
3,700	Mikuni Coca-Cola Bottling Co, Ltd.	43,800
6,600	Mimasu Semiconductor Industry Co, Ltd.	66,755

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

4,400	Mirait Holdings Corp.	$47,482
11,000	Mitsui Home Co, Ltd.	66,123
4,000	Miyazaki Bank, Ltd. (The)	11,817
2,300	Nagase & Co, Ltd.	29,397
7,900	Namura Shipbuilding Co, Ltd.	42,707
26,000	Nihon Yamamura Glass Co, Ltd.	51,475
7,000	Nippon Flour Mills Co, Ltd.	32,528
9,000	Nippon Steel Trading Co, Ltd.	27,235
2,700	Nipro Corp.	26,893
15,000	Nissin Corp.	44,007
20,000	Oita Bank, Ltd. (The)	77,961
7,500	Onoken Co, Ltd.	77,012
26	Orix JREIT, Inc. REIT	35,099
7,500	Otsuka Kagu, Ltd.	83,397
5,900	Paltac Corp.	76,561
17	Premier Investment Corp.	78,735
1,900	Riso Kagaku Corp.	36,349
16,000	Ryobi, Ltd.	37,421
2,100	Ryosan Co, Ltd.	38,021
5,800	Ryoyo Electro Corp.	52,297
7,000	S Foods, Inc.	70,513
17,000	Sakai Chemical Industry Co, Ltd.	53,362
5,000	San-Ai Oil Co, Ltd.	22,978
13,000	Sanki Engineering Co, Ltd.	73,878
5,200	Sanoh Industrial Co, Ltd.	37,286
2,200	Sanshin Electronics Co, Ltd.	13,857
10,000	Sanyo Shokai, Ltd.	30,364
8,000	Seiko Epson Corp.	91,665
1,000	Seino Holdings Co, Ltd.	8,730
4,400	Senshukai Co, Ltd.	40,351
5,300	Shinko Shoji Co, Ltd.	51,486
1,900	Showa Corp.	27,540
5,000	Sinanen Co, Ltd.	20,465
22,000	Sumikin Bussan Corp.	71,991
73,000	Sumitomo Light Metal Industries, Ltd.	75,632
20,000	Takiron Co, Ltd.	72,011
2,000	Tochigi Bank, Ltd. (The)	8,104
900	Tokai Tokyo Financial Holdings, Inc.	8,161
8,000	Tokyo Energy & Systems, Inc.	39,062
8,200	Toppan Forms Co, Ltd.	76,797
2,300	Torii Pharmaceutical Co, Ltd.	53,982
3,000	Tosoh Corp.	9,878
23,000	Toyo Kohan Co, Ltd.	75,735
12,100	TSI Holdings Co, Ltd.	89,243

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

6,100	Tv Tokyo Holdings Corp.	$83,849
12,000	Uchida Yoko Co, Ltd.	37,544
700	UKC Holdings Corp.	16,386
11,500	UNY Co, Ltd.	81,751
2,400	Vital KSK Holdings, Inc.	21,665
6,900	Yonekyu Corp.	59,880

		4,207,442

	United Kingdom — 21.0%
436	African Barrick Gold PLC	1,185
7,530	Amlin PLC	49,641
463	Anglo Pacific Group PLC	1,559
21,987	Avocet Mining PLC	5,294
1,214	Bank of Georgia Holdings PLC	30,380
8,494	Barratt Developments PLC[1]	41,060
4,330	BBA Aviation PLC	16,876
378	Beazley PLC	1,318
1,057	Bellway PLC	22,083
8,210	Berendsen PLC	98,644
5,046	Bumi PLC[1,2,3]	20,818
20,101	Carillion PLC	83,742
11,253	Catlin Group, Ltd.	91,857
19,604	Chesnara PLC	72,856
12,479	CSR PLC	95,564
12,343	Dairy Crest Group PLC	88,138
8,601	Debenhams PLC	11,116
4,875	Drax Group PLC	46,458
11,146	DS Smith PLC	40,393
8,128	Electrocomponents PLC	30,352
15,619	EnQuest PLC[1]	31,273
20,847	Essar Energy PLC[1]	46,307
5,376	Ferrexpo PLC	14,848
27,963	FirstGroup PLC	91,694
3,129	Galliford Try PLC	47,900
2,204	Greencore Group PLC	3,646
1,887	Greene King PLC	21,310
14,823	Halfords Group PLC	79,391
1,885	Hargreaves Services PLC	23,395
9,986	Helical Bar PLC	38,469
35,566	Henderson Group PLC	91,157
9,957	Hill & Smith Holdings PLC	66,352
848	Hiscox, Ltd.	7,390
40,134	Home Retail Group PLC	97,129
2,542	Hunting PLC	31,865

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

12,293	Inchcape PLC	$95,668
948	Informa PLC	7,039
14,784	Intermediate Capital Group PLC	97,003
6,494	Interserve PLC	47,693
6,484	JKX Oil & Gas PLC[1]	6,824
3,040	John Wood Group PLC	36,597
5,426	Kcom Group PLC	7,135
6,469	Keller Group PLC	86,368
10,136	Ladbrokes PLC	29,821
15,787	Laird PLC	53,239
29,369	Lookers PLC	42,655
15,047	Man Group PLC	23,887
8,884	Marston’s PLC	19,982
26,609	Mecom Group PLC	17,670
562	Millennium & Copthorne Hotels PLC	4,937
8,400	Mondi PLC	111,105
3,289	Morgan Sindall Group PLC	29,377
10,593	N Brown Group PLC	73,388
24,608	National Express Group PLC	73,201
20,678	Pace PLC	79,754
4,723	Persimmon PLC	79,234
4,723	Persimmon PLC Reg.[2]	5,502
16,541	Petropavlovsk PLC	37,256
5,390	Phoenix Group Holdings	53,124
9,282	Playtech, Ltd.	88,384
97	Provident Financial PLC	2,454
135,470	Redefine International PLC	77,860
1,948	St Ives PLC	4,229
370	Stobart Group, Ltd.	481
723	Synergy Health PLC	12,208
2,816	TalkTalk Telecom Group PLC	10,966
51,495	Taylor Wimpey PLC	74,390
62,080	Thomas Cook Group PLC[1]	124,879
2,517	Vesuvius PLC	13,606
753	William Hill PLC	4,983

		3,074,359

	Australia — 8.4%
30,704	Abacus Property Group REIT	74,484
3,096	Adelaide Brighton, Ltd.	10,913
43,912	Aditya Birla Minerals, Ltd.	15,478
146,128	APN News & Media, Ltd.	63,626
4,396	Ardent Leisure Group REIT	7,018
75,003	Arrium, Ltd.	66,092

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

295,030	Aspen Group REIT	$58,113
697	Bank of Queensland, Ltd.	7,248
58,185	Beach Energy, Ltd.	82,036
10,459	BlueScope Steel, Ltd.[1]	53,672
374	Boart Longyear, Ltd.	370
6,083	Commonwealth Property Office Fund	7,315
48,589	CSG, Ltd.	36,772
896	CSR, Ltd.	1,886
1,247	David Jones, Ltd.	3,852
103,696	Emeco Holdings, Ltd.	49,451
841	Envestra, Ltd.	916
285,738	Grange Resources, Ltd.	48,877
36	GUD Holdings, Ltd.	272
12,977	Investa Office Fund	44,127
247,098	Macmahon Holdings, Ltd.	46,110
1,456	Matrix Composites & Engineering, Ltd.	1,509
1,417	Miclyn Express Offshore, Ltd.	2,879
25,872	Mount Gibson Iron, Ltd.	13,277
24,612	Myer Holdings, Ltd.	81,904
37,251	NRW Holdings, Ltd.	50,204
74,177	OM Holdings, Ltd.[1]	29,991
86,203	Pacific Brands, Ltd.	76,855
17,937	Primary Health Care, Ltd.	97,997
28,210	Programmed Maintenance Services, Ltd.	70,481
530	Seven West Media, Ltd.	1,099
2,285	Sigma Pharmaceuticals, Ltd.	1,729
19,639	Spark Infrastructure Group[4]	36,444
35,042	Tassal Group, Ltd.	78,105
2,743	Transfield Services, Ltd.	4,536

		1,225,638

	Germany — 5.5%
1,204	Aurubis AG	75,649
12,302	Balda AG	69,859
155	Bilfinger Berger SE	15,534
3,101	Deutsche Beteiligungs AG	75,286
3,951	Freenet AG	98,394
2,988	GAGFAH SA1	38,563
67	Gerresheimer AG	3,825
1,561	Grammer AG	49,544
1,818	Homag Group AG1	34,237
549	Indus Holding AG	18,053
4,014	IVG Immobilien AG1	3,373
3,121	Jenoptik AG	35,796

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

73	Kloeckner & Co. SE1	$880
5,111	Kontron AG	27,725
576	Leoni AG	25,969
241	MLP AG	1,711
292	Prime Office REIT-AG REIT	1,227
1,665	Rheinmetall AG	78,861
381	Rhoen Klinikum AG	8,139
3,449	Sixt AG	74,855
1,428	Stada Arzneimittel AG	57,829
312	TUI AG1	3,306
84	Wacker Chemie AG	6,418

		805,033

	France — 4.4%
5,774	Acanthe Developpement SA REIT	3,346
1,052	Air France-KLM[1]	10,662
255	ANF Immobilier REIT	7,724
144	APERAM	1,768
400	Boiron SA	22,667
1,976	Cegid Group	40,205
2,168	Cie des Alpes	43,398
1,259	Ciments Francais SA	68,792
2,779	Credit Agricole Nord de France	48,200
9,863	Derichebourg SA1	39,864
1,884	Eiffage SA	83,391
49	Esso SA Francaise	3,064
230	Euler Hermes SA	21,960
10,821	GFI Informatique SA	46,172
1,510	Groupe Steria SCA	22,292
352	Havas SA	2,151
274	Maisons France Confort	7,935
23	Nexans SA	1,056
607	Nexity SA	21,823
921	Rallye SA	36,424
1,046	Societe Television Francaise 1	11,066
1,632	Valeo SA	94,783

		638,743

	Sweden — 4.0%
5,175	B&B Tools AB	63,080
2,632	Bilia AB	45,687
7,560	Billerud AB	74,655
343	Fabege AB	3,705
2,546	JM AB	57,354

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Sweden — (Continued)

15,350	Klovern AB	$69,395
3,205	NCC AB	75,909
1,222	NCC AB	28,659
8,039	New Wave Group AB	43,165
13,143	Peab AB	73,573
224	Saab AB	4,915
7,159	SSAB AB	45,620
2,283	TradeDoubler AB	5,143

		590,860

	Switzerland — 3.5%
44	Acino Holding AG1	4,543
2,163	BKW SA	74,442
98	Galenica AG	64,293
2,466	GAM Holding AG	43,496
3	Georg Fischer AG	1,304
7	Helvetia Holding AG	2,934
1,094	Implenia AG	60,065
4,205	Kudelski SA	52,913
317	PSP Swiss Property AG	29,746
1,036	Schweizerische National-Versicherungs-Gesellschaft AG	49,416
525	Siegfried Holding AG	69,281
330	Valora Holding AG	64,879
81	Vontobel Holding AG	2,614

		519,926

	Italy — 3.2%
3,332	ASTM SPA	39,712
10,852	Banca Carige SPA	7,889
26,694	Banca Popolare di Milano Scarl[1]	17,823
10,861	Beni Stabili SPA REIT	7,652
216	Delclima[1]	242
7,575	ERG SPA	72,525
61,224	Immobiliare Grande Distribuzione REIT	66,116
96,253	IMMSI SPA	57,815
9,625	Indesit Co. SPA	75,610
21,949	Italcementi SPA	67,640
1,645	Lottomatica SPA	41,941
6,398	Mediaset SPA	16,532

		471,497

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Singapore — 3.1%
49,000	Amtek Engineering, Ltd.	$20,488
81,000	Cambridge Industrial Trust REIT	56,227
52,000	China XLX Fertiliser, Ltd.	15,410
125,000	Chip Eng Seng Corp, Ltd.	82,711
2,000	Ho Bee Investment, Ltd.	3,491
16,000	Hong Leong Asia, Ltd.	21,109
320,000	K1 Ventures, Ltd.	41,828
2,000	Metro Holdings, Ltd.	1,494
71,000	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	78,684
18,000	Suntec Real Estate Investment Trust REIT	28,424
12,000	Swiber Holdings, Ltd.	5,943
7,000	Venture Corp, Ltd.	47,284
2,000	Wheelock Properties Singapore, Ltd.	3,183
24,000	Wing Tai Holdings, Ltd.	42,478

		448,754

	Hong Kong — 2.9%
1,130,000	CSI Properties, Ltd.	53,150
120,500	Dickson Concepts International, Ltd.	63,665
216,000	Emperor International Holdings	60,401
20,000	Foxconn International Holdings, Ltd.[1]	7,732
10,000	Glorious Sun Enterprises, Ltd.	2,977
14,400	HKR International, Ltd.	7,200
197,000	Hong Kong Television Network, Ltd.	59,150
607,000	Pacific Andes International Holdings, Ltd.	29,332
40,000	Prosperity International Holdings HK, Ltd.[1]	1,546
36,000	Regal Hotels International Holdings, Ltd.	16,701
30,000	SOCAM Development, Ltd.	43,298
278,000	Victory City International Holdings, Ltd.	43,705
108,000	VST Holdings, Ltd.	28,948
44,000	Win Hanverky Holdings, Ltd.	5,953

		423,758

	Norway — 2.4%
1,247	Aker ASA	38,492
12,055	Austevoll Seafood ASA	79,649
63,189	BW Offshore, Ltd.	59,611
2,587	BWG Homes ASA[1]	5,967
105	Fred Olsen Energy ASA	4,570
11,489	Kvaerner ASA	19,346

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Norway — (Continued)

244	Leroey Seafood Group ASA	$7,617
3,843	Petroleum Geo-Services ASA	56,247
8,999	SpareBank 1 SMN	76,468

		347,967

	Finland — 1.6%
626	Amer Sports OYJ	10,651
370	Atria PLC	3,167
594	Cramo OYJ	7,823
22,187	Oriola-KD OYJ	68,373
4,123	Sanoma OYJ	33,556
680	Technopolis PLC	3,654
3,563	Tieto OYJ	76,297
1,719	YIT OYJ	32,486

		236,007

	Netherlands — 1.5%
192	Eurocommercial Properties N.V. REIT	7,844
712	Heijmans N.V.	6,536
8,915	Nieuwe Steen Investments N.V. REIT	66,546
6,149	Royal Imtech N.V.[1]	68,346
10,981	TNT N.V.[1]	24,989
1,121	Vastned Retail N.V.	50,039

		224,300

	Ireland — 1.5%
6,059	Aer Lingus Group PLC	11,028
184	C&C Group PLC	1,144
943	DCC PLC	34,512
632	Glanbia PLC	8,448
2,309	Smurfit Kappa Group PLC	34,270
87,706	Total Produce PLC	80,622
9,640	United Drug PLC	45,357

		215,381

	Spain — 1.4%
6,880	CaixaBank	25,469
355	Corp. Financiera Alba	16,976
1,087	Ebro Foods SA	22,289
12,716	Ence Energia y Celulosa SA	33,493
1,664	Grupo Catalana Occidente SA	37,692

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Spain — (Continued)

4,475	Indra Sistemas SA	$60,171
2,097	Papeles y Cartones de Europa SA	7,070
724	Sacyr Vallehermoso SA1	1,506

		204,666

	Denmark — 1.4%
1,391	Alm Brand AS1	5,012
1,294	Dfds AS	79,888
1,122	Pandora AS	34,248
2,406	Schouw & Co.	79,689

		198,837

	Israel — 1.0%
11,114	Alony Hetz Properties & Investments, Ltd.	72,791
1,388	Clal Insurance Enterprises Holdings, Ltd.	22,998
16,165	Discount Investment Corp.[1]	58,618

		154,407

	Belgium — 1.0%
1,689	Arseus N.V.	44,398
111	Befimmo SCA Sicafi REIT	7,692
99	Cofinimmo REIT	11,923
73	Elia System Operator SA	3,219
339	N.V. Bekaert SA	10,916
7,917	Recticel SA	62,453
16	Tessenderlo Chemie N.V.	452

		141,053

	Austria — 0.9%
2,136	Austria Technologie & Systemtechnik AG	18,003
3,567	CA Immobilien Anlagen AG	50,147
4,650	EVN AG	62,769
35	Strabag SE	806

		131,725

	Portugal — 0.7%
18,491	Mota-Engil SGPS SA	51,139
22,815	Sonaecom — SGPS SA	53,422

		104,561

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	New Zealand — 0.6%
39,011	Air New Zealand, Ltd.	$50,157
44,562	New Zealand Oil & Gas, Ltd.	31,321

		81,478

	Greece — 0.5%
6,215	Ellaktor SA1	16,943
2,810	Eurobank Properties Real Estate Investment Co. REIT	23,240
1,675	Hellenic Petroleum SA	18,529
1,009	Public Power Corp.[1]	9,780

		68,492

	TOTAL COMMON STOCKS (Cost $13,490,281)	14,514,884

PREFERRED STOCKS — 0.0%

	Germany — 0.0%
15	Draegerwerk AG & Co. KGaA, 0.94%	1,849
37	Jungheinrich AG, 2.26%	1,527

		3,376

	Italy — 0.0%
70	Unipol Gruppo Finanziario SPA, 0.00%	213

	TOTAL PREFERRED STOCKS (Cost $4,370)	3,589

MUTUAL FUNDS — 0.0%

	Australia — 0.0%
197	Australian Infrastructure Fund	643
494	Challenger Infrastructure Fund[1,2,3]	5

		648

	TOTAL MUTUAL FUNDS (Cost $459)	648

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.3%
$41,624	With State Street Bank and Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $41,624, due 5/1/13, (collateralized by a GNMA security with a par value of $43,460, coupon rate of 2.500%, due 10/20/27, market value of $45,692)	$41,624

	TOTAL REPURCHASE AGREEMENT (Cost $41,624)	41,624

TOTAL INVESTMENTS (Cost $13,536,734)[5]	99.5%	$14,560,745
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	75,578

NET ASSETS	100.0%	$14,636,323

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Illiquid security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[5]	Aggregate cost for federal tax purposes was $13,576,828.
Abbreviations:
GNMA — Government National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Construction & Engineering	8.8%	$1,292,970
Real Estate Investment Trusts	7.6	1,108,408
Metals & Mining	4.3	626,726
Real Estate Management & Development	3.8	557,606
Trading Companies & Distributors	3.7	539,382
Electronic Equipment, Instruments & Components	3.7	536,873
Food Products	3.2	474,962
Household Durables	3.2	473,691
Specialty Retail	3.2	461,490
Textiles, Apparel & Luxury Goods	3.1	454,589
Commercial Banks	3.1	450,662
Insurance	2.8	416,411
Oil, Gas & Consumable Fuels	2.7	389,357
Pharmaceuticals	2.4	349,841
Capital Markets	2.4	343,315
Commercial Services & Supplies	2.3	337,529
Hotels, Restaurants & Leisure	2.2	319,412
Health Care Providers & Services	2.1	299,866
Distributors	2.0	294,178
Road & Rail	2.0	291,440
Food & Staples Retailing	1.8	269,310
Chemicals	1.7	254,451
IT Services	1.7	241,704
Media	1.6	240,817
Auto Components	1.6	235,122
Paper & Forest Products	1.6	233,101
Energy Equipment & Services	1.5	218,567
Industrial Conglomerates	1.5	213,039
Internet & Catalog Retail	1.4	210,868
Semiconductors & Semiconductor Equipment	1.4	206,430
Electric Utilities	1.3	186,654
Wireless Telecommunication Services	1.0	151,816
Machinery	1.0	151,290
Construction Materials	1.0	147,345
Containers & Packaging	0.9	133,208
Software	0.9	128,589
Beverages	0.8	114,309
Diversified Financial Services	0.7	106,140
Transportation Infrastructure	0.7	101,238
Health Care Equipment & Supplies	0.7	98,601

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Multi-line Retail	0.7%	$98,366
Computers & Peripherals	0.6	91,665
Marine	0.6	79,888
Communications Equipment	0.5	79,754
Consumer Finance	0.5	78,055
Diversified Telecommunication Services	0.5	77,251
Life Sciences Tools & Services	0.5	73,106
Airlines	0.5	71,847
Automobiles	0.4	57,815
Independent Power Producers & Energy Traders	0.3	46,458
Office Electronics	0.3	36,349
Air Freight & Logistics	0.2	25,470
Leisure Equipment & Products	0.1	18,839
Electrical Equipment	0.1	11,972
Internet Software & Services	0.0	5,143
Aerospace & Defense	0.0	4,915
Gas Utilities	0.0	916
Multi-Utilities	0.0	5

TOTAL COMMON STOCKS, PREFERRED STOCKS AND MUTUAL FUNDS	99.2%	$14,519,121
REPURCHASE AGREEMENTS	0.3	41,624

TOTAL INVESTMENTS	99.5%	$14,560,745

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 93.3%

	China — 16.5%
76,000	Agile Property Holdings, Ltd.	$98,328
561,000	Agricultural Bank of China, Ltd.	268,928
99,972	Asian Citrus Holdings, Ltd.	43,870
1,185,000	Bank of China, Ltd.	554,313
297,000	Bank of Communications Co, Ltd.	236,141
124,000	Baoye Group Co., Ltd.	97,792
158,000	Central China Real Estate, Ltd.	54,159
14,000	Chaoda Modern Agriculture Holdings, Ltd.[1,2,3]	—
843,000	China Citic Bank Corp, Ltd.	474,721
190,000	China Communications Services Corp, Ltd.	138,825
1,144,000	China Construction Bank Corp.	958,229
840,000	China Green Holdings Ltd[1]	116,905
503,500	China Hongqiao Group, Ltd.	291,972
184,000	China Lumena New Materials Corp.	40,071
78,000	China Merchants Bank Co, Ltd.	166,249
445,000	China Minsheng Banking Corp, Ltd.	570,575
50,500	China Mobile, Ltd.	553,146
216,000	China National Building Material Co, Ltd.	255,242
12,000	China Oriental Group Co., Ltd.[1]	2,227
5,600	China Petroleum & Chemical Corp., ADR	619,136
120,500	China Railway Construction Corp, Ltd.	121,585
270,000	China SCE Property Holdings, Ltd.	67,847
406,000	China Shanshui Cement Group, Ltd.	229,679
256,000	China South City Holdings, Ltd.	43,875
5,700	China Yuchai International, Ltd.	81,396
153,000	Chongqing Rural Commercial Bank	83,202
258,000	CNOOC, Ltd.	480,083
185,000	Country Garden Holdings Co.[1]	105,133
202,000	Datang International Power Generation Co, Ltd.	88,503
111,000	Evergrande Real Estate Group, Ltd.	45,486
576,000	Fantasia Holdings Group Co, Ltd.	89,813
57,200	Guangzhou R&F Properties Co, Ltd.	103,489
30,000	Hilong Holding, Ltd.	12,255
1,500	Huaneng Power International, Inc., Sponsored ADR	69,600
1,028,000	Industrial & Commercial Bank of China	723,295
192,000	Shandong Molong Petroleum Machinery Co, Ltd.	69,030
55,000	Shimao Property Holdings, Ltd.	118,645
124,000	Sichuan Expressway Co, Ltd.	38,030
140,000	Sunac China Holdings, Ltd.	112,936
288,000	Tiangong International Co, Ltd.	81,277
138,000	Tianneng Power International, Ltd.	87,315
130,000	Travelsky Technology, Ltd.	82,589
143,000	Xinhua Winshare Publishing and Media Co, Ltd.	80,897

		8,556,789

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	South Korea — 15.5%
679	AtlasBX Co, Ltd.	$24,045
7,670	BS Financial Group, Inc.	100,985
3,625	Coway Co, Ltd.	183,669
2,470	Daeduck Electronics Co.	27,250
1,530	Daeduck GDS Co, Ltd.	31,120
212	Dong-A Socio Holdings Co, Ltd.	24,063
5,990	Dongbu Insurance Co, Ltd.	241,765
409	E1 Corp.	30,119
2,832	GS Holdings	139,890
143	GS Home Shopping, Inc.	29,553
6,480	Hana Financial Group, Inc.	207,115
664	Hanil Cement Co, Ltd.	30,689
1,461	Hankook Tire Co, Ltd.	63,545
3,638	Hankook Tire Worldwide Co, Ltd.	66,067
4,700	Hanwha Corp.	133,152
8,460	Hitejinro Holdings Co., Ltd.	112,923
2,400	Huvis Corp.	26,042
1,084	Hyosung Corp.	54,530
1,100	Hyundai Corp.	25,869
6,470	Hyundai Hy Communications & Networks Co, Ltd.	34,838
1,470	Hyundai Hysco Co, Ltd.	41,111
7,900	Hyundai Marine & Fire Insurance Co, Ltd.	222,374
95	Hyundai Mobis	21,565
6,550	Industrial Bank of Korea	74,939
990	Jahwa Electronics Co, Ltd.	25,260
1,319	KCC Corp.	391,640
8,840	Kia Motors Corp.	439,873
1	Kolon Industries, Inc.	46
310	Korea District Heating Corp.	30,119
2,314	Korea Gas Corp.	148,552
26,111	Korea Real Estate Investment Trust Co.[1]	39,357
644	Korea Zinc Co, Ltd.	184,493
2,440	Korean Reinsurance Co.	23,928
12,300	KT Corp., Sponsored ADR	199,998
7,630	LG Display Co, Ltd., ADR[1]	207,499
19,090	LG Uplus Corp.[1]	180,274
1,289	LS Corp.	94,805
2,940	Meritz Fire & Marine Insurance Co, Ltd.	31,901
1,660	Nong Shim Holdings Co, Ltd.	127,971
1,881	Partron Co, Ltd.	39,796
4,500	S&T Dynamics Co, Ltd.	53,732
661	Samchully Co, Ltd.	79,226
1,638	Samsung Electronics Co., Ltd	2,260,746
1,347	Samsung Engineering Co, Ltd.	108,244

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

6,630	Samsung Heavy Industries Co, Ltd.	$211,007
2,003	Samyang Holdings Corp.	170,236
231	SeAH Steel Corp.	23,597
398	Seoul City Gas Co, Ltd.	39,211
914	Sindoh Co., Ltd.	63,905
933	SK Gas Co, Ltd.	66,080
1,677	SK Holdings Co., Ltd.	241,355
1,801	SK Innovation Co., Ltd.	245,301
8,200	SK Telecom Co., Ltd., ADR	159,818
877	Soulbrain Co, Ltd.	36,591
13,450	Woori Finance Holdings Co., Ltd., ADR	145,333

		8,017,112

	Taiwan — 11.1%
59,000	Ability Enterprise Co, Ltd.	53,978
50,000	Accton Technology Corp.	30,327
52,000	AmTRAN Technology Co, Ltd.	42,552
399	Ardentec Corp.	270
18,000	Asia Plastic Recycling Holding, Ltd.	48,245
30,660	Asustek Computer, Inc.	356,862
126,000	Cathay Real Estate Development Co, Ltd.	75,569
173,200	Cheng Loong Corp.	77,468
34,035	Chicony Electronics Co, Ltd.	99,872
339	Chimei Materials Technology Corp.	403
25,000	Chin-Poon Industrial Co.	32,571
283,000	China Bills Finance Corp.	112,195
490	China Development Financial Holding Corp.[1]	135
221,000	China Synthetic Rubber Corp.	238,134
22,000	Chipbond Technology Corp.	55,909
11,000	Chong Hong Construction Co.	38,018
147,000	Continental Holdings Corp.	56,037
16,000	Cyberlink Corp.	52,535
17,000	Elan Microelectronics Corp.	45,219
51,000	Elite Material Co., Ltd.	52,189
87,000	Elitegroup Computer Systems Co, Ltd.	35,523
38,000	Farglory Land Development Co, Ltd.	72,364
55,000	Formosan Rubber Group, Inc.	44,262
23,000	Gemtek Technology Corp.	30,161
30,000	Gigabyte Technology Co, Ltd.	28,565
16,000	Global Mixed Mode Technology, Inc.	49,878
60,000	Grand Pacific Petrochemical	30,598
19,941	Great Wall Enterprise Co., Ltd.	16,723
300	Hon Hai Precision Industry Co, Ltd.	775
20	Huaku Development Co., Ltd.	57

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

42,000	Hung Poo Real Estate Development Corp.	$46,893
66,000	Hung Sheng Construction Co, Ltd.	54,568
68,000	KEE TAI Properties Co., Ltd.	47,926
54,000	Kindom Construction Co.	58,095
57,000	King Yuan Electronics Co, Ltd.	40,560
40,000	King’s Town Bank[1]	36,595
112,000	Lealea Enterprise Co., Ltd.	39,279
373,000	Lien Hwa Industrial Corp.	257,202
244,165	Lite-On Technology Corp.	439,318
188,000	Mega Financial Holding Co, Ltd.	144,924
108,000	Micro-Star International Co, Ltd.	50,501
330	Radiant Opto-Electronics Corp.	1,342
45,000	Radium Life Tech Co, Ltd.	37,510
22,000	Realtek Semiconductor Corp.	63,364
37,000	Sercomm Corp.	51,277
32,000	Shihlin Electric & Engineering Corp.	38,547
281,000	Shin Kong Financial Holding Co, Ltd.[1]	88,741
17,000	Shin Zu Shing Co, Ltd.	43,491
126,000	Shinkong Synthetic Fibers Corp.	39,535
38,000	Sigurd Microelectronics Corp.	39,658
762,320	SinoPac Financial Holdings Co, Ltd.	381,005
77,000	TA Chen Stainless Pipe	38,093
828,000	Taishin Financial Holding Co., Ltd.	359,122
19,000	Taiwan PCB Techvest Co, Ltd.	27,651
35,400	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	675,432
24,000	Taiwan Surface Mounting Technology Co, Ltd.	40,092
23,000	Test Research, Inc.	37,954
9,295	TPK Holding Co, Ltd.	188,659
14,000	Transcend Information, Inc.	48,387
110	TSRC Corp.	217
18,000	TXC Corp.	28,056
129,000	Universal Cement Corp.	79,336
66,000	Vanguard International Semiconductor Corp.	71,900
141,431	Wistron Corp.	143,530
23,000	Wistron NeWeb Corp.	37,370
183,000	WPG Holdings, Ltd.	220,441
75	Yuen Foong Yu Paper Manufacturing Co., Ltd.	37

		5,774,002

	Brazil — 10.6%
3,700	Autometal SA	38,798
32,300	Banco Bradesco SA, ADR	535,857
50,200	Banco do Brasil SA	633,036

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Brazil — (Continued)

13,800	Banco Santander Brasil SA, ADR	$102,396
20,600	Cia Energetica de Minas Gerais, Sponsored ADR	264,298
20,800	Cia Providencia Industria e Comercio SA	91,902
12,500	Cosan, Ltd. — Class A	259,375
6,100	EDP — Energias do Brasil SA	37,409
14,800	Even Construtora e Incorporadora SA	69,312
23,400	Fertilizantes Heringer SA1	135,201
22,490	Helbor Empreendimentos SA	111,284
170,700	JBS SA	538,357
17,400	Light SA	173,674
3,400	Minerva SA	19,237
60,700	Oi SA	176,571
41,900	Oi SA, ADR	100,141
16,100	Petroleo Brasileiro SA, ADR	321,517
28,400	Petroleo Brasileiro SA, Sponsored ADR	543,860
3,600	Porto Seguro SA	44,659
16,100	Rodobens Negocios Imobiliarios SA	117,888
16,500	Santos Brasil Participacoes SA	256,726
16,000	Telefonica Brasil, ADR	425,280
62,800	Tereos Internacional SA	101,384
22,500	Vale SA, Sponsored ADR	384,525

		5,482,687

	Russia — 10.0%
140,100	Aeroflot — Russian Airlines OJSC	242,543
1,108,000	E.ON Russia JSC	89,360
56,470	Gazprom Neft JSC	228,534
136,841	Gazprom OAO, ADR	1,085,833
7,654,000	Interregional Distribution Grid Co. Centre JSC	100,803
420,000	Interregional Distribution Network Co. Center and Privolzhya OJSC	1,882
13,600	Lukoil OAO, ADR	862,240
1,673	Magnit OJSC, GDR[1]	85,323
5,588	Magnitogorsk Iron & Steel Works, GDR	16,820
9,000	Mechel, Sponsored ADR	36,720
876	MegaFon OAO, GDR[1]	27,033
4,723,000	Moscow Integrated Electricity Distribution Co.	204,884
3,836,000	Mosenergo OAO	150,985
7,850,000	Mosenergosbyt JSC	87,213
60,800	Nizhnekamskneftekhim OAO	50,178
17,493	Phosagro OAO, GDR	247,351
57,900	Protek	80,878
31,520	Rosneft Oil Co.	217,036
6,500	Rostelecom OJSC	24,356

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Russia — (Continued)

298,790	Sberbank of Russia	$951,141
650	Severstal OAO	5,470
110	Slavneft-Megionneftegaz[1]	1,650
5,080	Sollers OJSC	105,845
236,000	Surgutneftegas OJSC	202,766
18,000	UTair Aviation	13,788
3,783	Vozrozhdenie Bank	60,753

		5,181,385

	South Africa — 5.9%
71,813	African Bank Investments, Ltd.	227,999
8,698	African Rainbow Minerals, Ltd.	171,450
47,853	Blue Label Telecoms, Ltd.	41,115
14,819	Brait SE1	60,541
9,000	DRDGOLD, Ltd., Sponsored ADR	61,290
96,433	Eqstra Holdings, Ltd.	66,628
68,773	FirstRand, Ltd.	238,964
300	Gold Fields, Ltd., Sponsored ADR	2,238
12,918	Investec, Ltd.	92,665
10,901	JD Group Ltd.	40,161
14,910	Kagiso Media, Ltd.	35,724
26,522	Liberty Holdings, Ltd.	353,193
17,780	Mpact, Ltd.	47,454
9,131	MTN Group, Ltd.	164,619
11,947	Nedbank Group, Ltd.	253,811
4,935	Omnia Holdings, Ltd.	86,728
5,085	Palabora Mining Co, Ltd.[1]	60,350
13,436	Premium Properties, Ltd.	32,117
44,100	Raubex Group, Ltd.	91,557
10,758	RMB Holdings, Ltd.	47,751
14,100	Sasol, Ltd., Sponsored ADR	612,222
75	Sibanye Gold, Ltd., ADR[1]	289
22,768	Vodacom Group, Ltd.	266,944

		3,055,810

	Poland — 5.5%
3,628	Bank Millennium SA1	5,546
5,142	BRE Bank SA1	562,392
1,097	Budimex SA	26,801
4,651	Cyfrowy Polsat SA1	24,610
147	Grupa Kety SA	6,560
11,096	KGHM Polska Miedz SA	519,711
3,759	Mennica Polska SA1	20,045
49,028	PGE SA	254,616

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Poland — (Continued)

12,597	Polski Koncern Naftowy Orlen SA1	$195,343
30,457	Polskie Gornictwo Naftowe i Gazownictwo SA1	51,471
4,900	Powszechna Kasa Oszczednosci Bank Polski SA	51,018
4,520	Powszechny Zaklad Ubezpieczen SA	622,960
355,583	Tauron Polska Energia SA	473,758
7,118	Zespol Elektrowni Patnow Adamow Konin SA1	59,019

		2,873,850

	India — 4.2%
1,041	Axis Bank, Ltd., GDR	29,335
2,561	GAIL India, Ltd., GDR	101,083
12,834	Reliance Industries, Ltd., GDR[4]	378,218
6,865	State Bank of India, GDR	580,092
80,700	Sterlite Industries India, Ltd., ADR	583,461
18,200	Tata Motors, Ltd., ADR	501,228

		2,173,417

	Turkey — 3.4%
8,885	Alarko Holding AS	26,862
15,354	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	26,293
29,628	Is Yatirim Menkul Degerler AS	27,930
81,115	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS — Class D	91,397
40,296	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	81,592
24,097	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	90,326
1,753	Selcuk Ecza Deposu Ticaret ve Sanayi AS	2,053
100,688	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	78,068
47,034	Torunlar Gayrimenkul Yatirim Ortakligi AS	110,977
48,334	Turk Hava Yollari[1]	201,128
1,341	Turk Telekomunikasyon AS	6,358
19,000	Turkcell Iletisim Hizmetleri AS, ADR[1]	296,780
43,670	Turkiye Halk Bankasi AS	476,223
58,364	Turkiye Is Bankasi	225,285
5,913	Turkiye Vakiflar Bankasi Tao	21,109

		1,762,381

	Hong Kong — 2.9%
6,000	Biostime International Holdings, Ltd.	34,523
477,000	Changshouhua Food Co, Ltd.	312,257
452,000	China Aoyuan Property Group, Ltd.	103,678
36,600	China Metal Recycling Holdings, Ltd.[2,3]	—
76,000	China Outfitters Holdings, Ltd.	12,732

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Hong Kong — (Continued)

68,000	China Singyes Solar Technologies Holdings, Ltd.	$59,236
38,000	Greentown China Holdings, Ltd.[1]	73,942
162,000	Ju Teng International Holdings, Ltd.	105,423
96,500	KWG Property Holding, Ltd.	66,653
64,000	NetDragon Websoft, Inc.	94,019
131,000	Poly Property Group Co, Ltd.[1]	91,665
657,000	Real Nutriceutical Group, Ltd.	174,406
182,000	SinoMedia Holding, Ltd.	101,083
126,000	TCL Multimedia Technology Holdings, Ltd. — Class M	113,982
388,000	TPV Technology, Ltd.	100,498
128,000	Wasion Group Holdings, Ltd.	71,916

		1,516,013

	Malaysia — 2.6%
45,100	Affin Holdings BHD	52,475
40,600	Alliance Financial Group Bhd	59,515
14,200	Allianz Malaysia Bhd	40,045
33,400	APM Automotive Holdings BHD	55,987
29,300	Bimb Holdings BHD	33,802
47,000	Cahya Mata Sarawak Bhd	51,596
87,980	HAP Seng Consolidated BHD	49,159
14,900	Hong Leong Industries BHD	20,618
101,700	JCY International BHD	16,546
19,100	Kossan Rubber Industries	24,734
34,000	KrisAssets Holdings Bhd[3]	782
102,933	Mah Sing Group BHD	76,798
63,100	Malaysia Building Society	57,034
20,900	Pharmaniaga Bhd	57,703
26,600	POS Malaysia BHD	38,031
144,300	Starhill Real Estate Investment Trust	51,222
26,600	Syarikat Takaful Malaysia Bhd	58,052
88,700	TDM BHD	127,984
102,100	Tenaga Nasional BHD	263,430
40,400	UMW Holdings BHD	189,883
49,400	UOA Development Bhd	35,883

		1,361,279

	Mexico — 1.4%
20,300	America Movil SAB de CV Series L, Sponsored ADR	434,014
8,600	Grupo Financiero Santander Mexico SAB de CV	27,778
34,000	Grupo Mexico SAB de CV Series B	122,058
4,200	Industrias Bachoco SAB de CV, ADR	142,884

		726,734

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Thailand — 1.3%
84,000	Asian Property Development PCL	$26,903
3,400	Bangchak Petroleum PCL	4,199
13,800	Bangkok Expressway PCL	18,808
53,400	Delta Electronics Thailand PCL	69,138
60,475	Krung Thai Bank PCL	51,100
14,943	PTT Exploration & Production PCL	78,406
29,500	PTT Global Chemical PCL	73,373
6,500	PTT PCL	72,198
6,200	Samart Corp. PCL — Class F	5,915
18,400	Thai Oil PCL — Class C	41,376
190,200	Thai Vegetable Oil PCL — Class F	149,049
39,600	Thanachart Capital PCL	64,426

		654,891

	Egypt — 1.0%
45,862	Commercial International Bank Egypt SAE	202,119
33,338	Delta Sugar Co.	58,558
12,110	Eastern Tobacco	167,655
1,620	Glaxo Smith Kline[1]	2,161
301,523	Orascom Telecom Media And Technology Holding SAE	21,307
27,551	Telecom Egypt	50,260

		502,060

	Czech Republic — 0.7%
12,541	CEZ AS	362,971
90	Komercni Banka AS	17,203

		380,174

	Hungary — 0.6%
300	EGIS Pharmaceuticals PLC	23,702
323	MOL Hungarian Oil and Gas PLC	22,939
11,600	OTP Bank PLC	241,735

		288,376

	Colombia — 0.1%
500	Ecopetrol SA, Sponsored ADR	23,785

	TOTAL COMMON STOCKS (Cost $44,419,611)	48,330,745

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Shares		Value

PREFERRED STOCKS — 6.1%

	Brazil — 3.5%
19,100	AES Tiete SA, 12.68%	$193,601
1,545	Banco ABC Brasil SA, 3.92%	12,139
1,700	Banco Daycoval SA, 6.80%	8,956
10,500	Banco do Estado do Rio Grande do Sul, 4.63%	88,429
3,600	Banco Indusval SA, 1.67%	12,991
16,370	Banco Pine SA, 7.46%	113,238
7,200	Bradespar SA, 7.82%	91,406
5,400	Centrais Eletricas de Santa Catarina SA, 1.11%	64,641
11,000	Cia Energetica de Sao Paulo, 5.27%	116,391
1,700	Cia Energetica do Ceara, 5.73%	40,623
26,600	Eucatex SA Industria e Comercio, 3.02%	101,973
2,600	Itau Unibanco Holding SA, ADR, 3.34%	43,758
48,610	Itausa — Investimentos Itau SA, 3.81%	240,529
36,000	Jereissati Participacoes SA, 1.07%	30,409
8,600	Parana Banco SA, 6.10%	62,413
37,000	Vale SA, ADR, 6.19%	601,620

		1,823,117

	Russia — 1.8%
232	AK Transneft OAO, 0.98%	468,065
637,000	Surgutneftegas OJSC, 10.49%	449,257

		917,322

	South Korea — 0.8%
544	Samsung Electronics Co, Ltd., 0.91%	430,241

	TOTAL PREFERRED STOCKS (Cost $3,036,169)	3,170,680

WARRANTS — 0.0%

	Malaysia — 0.0%
333	Coastal Contracts BHD, (Expires 07/18/16)[1]	22
780	HAP Seng Consolidated BHD, (Expires 08/09/16)[1]	92
15,439	Mah Sing Group BHD, (Expires 03/18/18)[1]	2,055

		2,169

	TOTAL WARRANTS (Cost $—)	2,169

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.1%
$77,052	With State Street Bank and Trust Co., dated 4/30/13, 0.01%, principal and interest in the amount of $77,052, due 5/1/13, (collateralized by a GNMA security with a par value of $77,263, coupon rate of 2.500%, due 10/20/27, market value of $81,230)	$77,052

	TOTAL REPURCHASE AGREEMENT (Cost $77,052)	77,052

TOTAL INVESTMENTS (Cost $47,532,832)[5]	99.5%	$51,580,646
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	243,738

NET ASSETS	100.0%	$51,824,384

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Illiquid security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[5]	Aggregate cost for federal tax purposes was $47,559,853.
Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Commercial Banks	21.8%	$11,306,406
Oil, Gas & Consumable Fuels	14.3	7,411,405
Metals & Mining	6.8	3,528,506
Electric Utilities	4.9	2,540,206
Food Products	4.8	2,476,515
Electrical Equipment	4.6	2,394,098
Wireless Telecommunication Services	3.7	1,923,661
Real Estate Management & Development	3.6	1,850,953
Insurance	3.3	1,727,618
Semiconductors & Semiconductor Equipment	3.1	1,582,870
Chemicals	2.6	1,339,804
Computers & Peripherals	2.5	1,313,767
Diversified Telecommunication Services	2.5	1,302,063
Electronic Equipment, Instruments & Components	2.3	1,172,016
Machinery	1.6	837,144
Household Durables	1.1	596,135
Construction Materials	1.1	594,946
Diversified Financial Services	1.1	580,781
Construction & Engineering	1.1	561,252
Independent Power Producers & Energy Traders	1.1	557,455
Automobiles	1.1	545,718
Building Products	0.9	493,613
Auto Components	0.9	481,138
Airlines	0.9	457,459
Gas Utilities	0.8	428,310
Industrial Conglomerates	0.6	319,813
Transportation Infrastructure	0.6	313,564
Capital Markets	0.6	293,331
Real Estate Investment Trusts	0.5	266,560
Media	0.4	196,255
Personal Products	0.3	174,406
Textiles, Apparel & Luxury Goods	0.3	169,955
Tobacco	0.3	167,655
Communications Equipment	0.3	149,135
Software	0.3	146,554
Trading Companies & Distributors	0.3	141,748
Health Care Providers & Services	0.3	140,634
Containers & Packaging	0.2	124,922
Office Electronics	0.2	117,883
Beverages	0.2	112,923

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

On April 30, 2013, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Food & Staples Retailing	0.2%	$85,323
IT Services	0.2	82,589
Energy Equipment & Services	0.2	81,285
Distributors	0.2	80,897
Thrifts & Mortgage Finance	0.1	57,034
Aerospace & Defense	0.1	53,732
Pharmaceuticals	0.1	49,926
Commercial Services & Supplies	0.1	41,115
Specialty Retail	0.1	40,161
Air Freight & Logistics	0.1	38,031
Internet & Catalog Retail	0.1	29,553
Health Care Equipment & Supplies	0.0	24,734
Paper & Forest Products	0.0	37

TOTAL COMMON STOCKS, PREFERRED STOCKS AND WARRANTS	99.4%	$51,503,594
REPURCHASE AGREEMENTS	0.1	77,052

TOTAL INVESTMENTS	99.5%	$51,580,646

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The International Secured Options Portfolio commenced operation on September 28, 2012.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. As of the date hereof, Class I shares have not been issued.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such treasury securities are typically categorized as Level 1 in the fair value hierarchy and such other fixed income securities are typically characterized as Level 2. If there is no such reported sale, the latest quoted bid price is used and are typically categorized as Level 2. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio and Philadelphia International Fund had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at April 30, 2013. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at April 30, 2013.

A security in the Philadelphia International Small Cap Fund with a value of $2,039 trasferred from Level 3 to Level 1 due to no longer being fair valued. Transfers into and out of a level are recognized as of the actual date of the event or change in circumstances that caused the transfer.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

The following is a summary of the inputs used as of April 30, 2013 in valuing the assets and liabilities of the Core Fixed Income Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$5,315,562	$—	$—	$5,315,562
Federal Home Loan Mortgage Corporation	14,726,692	—	—	14,726,692
Federal National Mortgage Association	5,879,095	—	—	5,879,095

Total Agency Notes	25,921,349	—	—	25,921,349

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	50,628,154	—	50,628,154
Federal National Mortgage Association	—	138,732,293	—	138,732,293
Government National Mortgage Association	—	9,590,563	—	9,590,563

Total Mortgage-Backed Securities	—	198,951,010	—	198,951,010

Corporate Notes	—	138,910,365	—	138,910,365
US Treasury Notes/Bonds	49,199,092	—	—	49,199,092
Municipal Bonds	—	8,693,331	—	8,693,331
Repurchase Agreements	—	6,730,462	—	6,730,462
Investment of Security Lending Collateral	10,722,919	—	—	10,722,919

Total Investments	85,843,360	353,285,168	—	439,128,528

Total	$85,843,360	$353,285,168	$—	$439,128,528

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$4,207,442	$—	$—	4,207,442

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
United Kingdom	$3,048,039	$20,818	$5,502	$3,074,359
Australia	1,225,638	—	—	1,225,638
Germany	805,033	—	—	805,033
France	638,743	—	—	638,743
Sweden	590,860	—	—	590,860
Switzerland	519,926	—	—	519,926
Italy	471,497	—	—	471,497
Singapore	448,754	—	—	448,754
Hong Kong	423,758	—	—	423,758
Norway	347,967	—	—	347,967
Finland	236,007	—	—	236,007
Netherlands	224,300	—	—	224,300
Ireland	215,381	—	—	215,381
Spain	204,666	—	—	204,666
Denmark	198,837	—	—	198,837
Israel	154,407	—	—	154,407
Belgium	141,053	—	—	141,053
Austria	131,725	—	—	131,725
Portugal	104,561	—	—	104,561
New Zealand	81,478	—	—	81,478
Greece	68,492	—	—	68,492

Total Common Stocks	14,488,564	20,818	5,502	14,514,884

Preferred Stocks
Germany	3,376	—	—	3,376
Italy	213	—	—	213

Total Preferred Stocks	3,589	—	—	3,589

Mutual Funds
Australia	643	—	5	648

Total Mutual Funds	643	—	5	648

Repurchase Agreements	—	41,624	—	41,624

Total Investments	14,492,796	62,442	5,507	14,560,745

Total	$14,492,796	$62,442	$5,507	$14,560,745

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
China	$8,556,789	$—	$0	$8,556,789
South Korea	8,017,112	—	—	8,017,112
Taiwan	5,774,002	—	—	5,774,002
Brazil	5,482,687	—	—	5,482,687
Russia	2,361,320	2,820,065	—	5,181,385
South Africa	3,055,810	—	—	3,055,810
Poland	2,873,850	—	—	2,873,850
India	2,173,417	—	—	2,173,417
Turkey	1,762,381	—	—	1,762,381
Hong Kong	1,516,013	—	0	1,516,013
Malaysia	1,360,497	782	—	1,361,279
Mexico	726,734	—	—	726,734
Thailand	654,891	—	—	654,891
Egypt	502,060	—	—	502,060
Czech Republic	380,174	—	—	380,174
Hungary	288,376	—	—	288,376
Colombia	23,785	—	—	23,785

Total Common Stocks	45,509,898	2,820,847	0	48,330,745

Preferred Stocks
Brazil	1,823,117	—	—	1,823,117
Russia	468,065	449,257	—	917,322
South Korea	430,241	—	—	430,241

Total Preferred Stocks	2,721,423	449,257	—	3,170,680

Warrants
Malaysia	2,169	—	—	2,169

Total Warrants	2,169	—	—	2,169

Repurchase Agreements	—	77,052	—	77,052

Total Investments	48,233,490	3,347,156	0	51,580,646

Total	$48,233,490	$3,347,156	$0	$51,580,646

The following tables include roll-forwards of the amounts for the six months ended April 30, 2013 for long-term investments classified within Level 3.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Philadelphia International Small Cap Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	April 30,	April 30,
Securities	2012	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2013	2013
COMMON STOCK
Hong Kong	$2,039	$0	$0	$0	$0	$0	$(2,039)	$0	$0
United Kingdom	$0	$0	$0	$106	$5,396	$0	$0	$5,502	$106
MUTUAL FUNDS
Australia	$595	$0	$20	$(44)	$0	$(566)	$0	$5	$(44)

Total	$2,634	$0	$20	$62	$5,396	$(566)	$(2,039)	$5,507	$62

Philadelphia International Emerging Markets Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	April 30,	April 30,
Securities	2012	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2013	2013
COMMON STOCK
Brazil	$1,359	$0	$(3)	$(2)	$0	$(1,354)	$0	$0	$0
China	$0	$0	$0	$0	$0	$0	$0	$0	$0
Hong Kong	$0	$0	$0	$(39,149)	$39,149	$0	$0	$0	$(39,149)

Total	$1,359	$0	$(3)	$(39,151)	$39,149	$(1,354)	$0	$0	$(39,149)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the

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Notes to Financial Statements (Unaudited) — (Continued)

underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund did not enter into any options transactions during the six months ended April 30, 2013. During the six months ended April 30, 2013, the Secured Options Portfolio wrote and purchased put and call options and International Secured Options Portfolio wrote and purchased put and call options in an attempt to achieve their respective investment objective and strategies.

Written options are recorded in the Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. Cash collateral held by the Fund’s custodian and pledged to secure open written put option contracts are included in “Cash collateral on deposit at broker” in the Statement of Assets and Liabilities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options, if any, are included with net realized gains and losses on investment transactions in the Portfolio’s Statement of Operations.

Information regarding transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the six months ended April 30, 2013 are included in Note 2.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of April 30, 2013, 95% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of April 30, 2013, the cash collateral received by the Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio

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Notes to Financial Statements (Unaudited) — (Continued)

and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2013, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $10,701,334 and $13,987,895 respectively, to State Street, as collateral for short sales. These amounts are included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”).

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Notes to Financial Statements (Unaudited) — (Continued)

Pursuant to orders issued by the SEC to certain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

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Notes to Financial Statements (Unaudited) — (Continued)

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Purchase Premiums and Redemption Fees: The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund may charge purchase premiums and redemption fees on subscriptions or redemptions, respectively. Currently, the Philadelphia International Small Cap Fund assesses purchase premiums and redemption fees of 0.50%; and the Philadelphia International Emerging Markets Fund assesses purchase premiums and redemption fees of 0.80%. A Portfolio may add, modify or discontinue any purchase premium or redemption fee at any time without notice. The purchase premium and redemption fee are paid by the purchasing or redeeming shareholder to and retained by the Portfolio to help offset estimated portfolio transaction costs and other related costs incurred by the Portfolio as a result of a purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are retained by the Portfolios and included in proceeds from shares sold or deducted from cost of shares redeemed. For accounts held through Philadelphia International Advisors, LP (“PIA”), if PIA determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day by a different investor, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. PIA may also consider known cash flows out of or into the Portfolio when placing orders for purchases or redemptions of Portfolio shares by these accounts. PIA may also waive all or a portion of the purchase premium and/or redemption fee imposed by the Portfolio when PIA deems it equitable to do so.

It is likely that the purchase premium or redemption fee will not be waived or reduced for purchases and redemptions executed through certain approved brokers and other institutions (collectively “Institutions”) that transmit orders for purchases or redemptions to the Fund. Consequently, accounts held through PIA will tend to benefit more from waivers or reductions of the purchase premium and redemption fee than shareholder accounts held through Institutions. Institutions will be asked to assess the purchase premium and redemption fee on their client accounts and remit these fees to the Portfolio. The application of the purchase premium and redemption fee may vary among Institutions and certain Institutions may be unable to assess these fees. There are no assurances that the Institutions will properly assess the purchase premium or redemption fee.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in

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Notes to Financial Statements (Unaudited) — (Continued)

accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each of the Portfolios’ federal tax returns filed in the 3-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service.

On October 31, 2012, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains through the indicated expiration dates as follows:

	Expiring October 31,
					Unlimited	Unlimited
Portfolio	2015	2016	2017	2018	(Short Term)	(Long Term)
Government Cash Portfolio	$—	$—	$—	$—	$7,424	$—
Tax-Exempt Cash Portfolio	—	—	—	800	—	—
U.S. Emerging Growth Portfolio	—	—	4,091,566	—	—	—
Large Cap 100 Portfolio	—	—	9,953,970	—	—	—
Large Cap Growth Portfolio	—	—	2,898,789	—	—	—
Long/Short Portfolio	3,120,723	404,939	5,227,189	—	—	—
Total Market Portfolio	—	—	9,623,733	—	—	—
International Portfolio	—	—	75,711,243	—	2,184,362	—
Philadelphia International Fund	—	—	85,635,585	—	655,926	197,000
Philadelphia International Small Cap Fund	—	—	—	—	230,018	66,362

During the year ended October 31, 2012, as permitted under federal income tax regulations, the Long/Short Portfolio elected to defer $112,384 of late year ordinary losses.

During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards:

Strategic Equity Portfolio	$3,926,212
Small Cap Equity Portfolio	$3,355,951
Large Cap Value Portfolio	$4,537,770
U.S. Emerging Growth Portfolio	$248,463
Large Cap 100 Portfolio	$6,063,951
Large Cap Growth Portfolio	$2,927,178
Long/Short Portfolio	$118,704
Total Market Portfolio	$2,434,331
Philadelphia International Emerging Markets Fund	$60,503

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal

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Notes to Financial Statements (Unaudited) — (Continued)

income and excise tax provisions related to regulated investment companies, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. In general, the provisions of the Act are effective for the Fund’s fiscal year ended October 31, 2012. However, the Act was effective with respect to the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund upon commencement of investment operations in 2011. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

As of October 31, 2012, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Government Cash Portfolio	$—	$479	$—	$(6,495)
Tax-Exempt Cash Portfolio	1,226	—	—	426
Core Fixed Income Portfolio	—	1,129,230	1,130,051	31,888,658
Strategic Equity Portfolio	—	63,541	1,637,747	41,859,058
Small Cap Equity Portfolio	—	74,704	3,902,878	42,156,756
Large Cap Value Portfolio	—	651,657	3,113,601	9,631,686
U.S. Emerging Growth Portfolio	—	—	—	(1,349,905)
Large Cap 100 Portfolio	—	51,272	—	10,178,817
Large Cap Growth Portfolio	—	—	—	7,918,726
Long/Short Portfolio	—	—	—	(6,987,331)
Total Market Portfolio	—	—	—	(2,310,229)
Secured Options Portfolio	—	14,655,714	26,171,035	41,438,797
International Secured Options Portfolio	—	30,102	55,586	95,130
International Portfolio	—	—	—	(70,206,782)
Philadelphia International Fund	—	—	—	(83,430,768)

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Notes to Financial Statements (Unaudited) — (Continued)

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Philadelphia International Small Cap Fund	$—	$43,207	$—	$(138,560)
Philadelphia International Emerging Markets Fund	—	433,487	—	2,503,963

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation), late year ordinary loss deferral, and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended October 31, 2012, Government Cash Portfolio’s, Tax-Exempt Cash Portfolio’s and Core Fixed Income Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

The tax character of distributions paid during the year ended October 31, 2012, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Government Cash Portfolio	$—	$12,451	$—	$—
Tax-Exempt Cash Portfolio	1,534	—	—	—
Core Fixed Income Portfolio	—	12,177,225	6,423,074	—
Strategic Equity Portfolio	—	1,480,681	—	—
Small Cap Equity Portfolio	—	1,432,726	—	—
Large Cap Value Portfolio	—	1,089,435	—	—
U.S. Emerging Growth Portfolio	—	50,445	—	—
Large Cap 100 Portfolio	—	1,343,458	—	—
Large Cap Growth Portfolio	—	421,456	—	—
Total Market Portfolio	—	197,516	—	—
Secured Options Portfolio	—	2,696,521	6,610,827	—
International Portfolio	—	4,875,733	—	92,753
Philadelphia International Fund	—	1,426,221	—	19,893
Philadelphia International Small Cap Fund	—	112,000	—	—
Philadelphia International Emerging Markets Fund	—	159,465	—	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

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Notes to Financial Statements (Unaudited) — (Continued)

For the year ended October 31, 2012, permanent differences between financial and tax reporting, related primarily to paydowns, REITs, foreign currency gain/(loss), distribution reallocations, net operating losses, nontaxable dividends received from investments, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of the Portfolio’s net assets as follows:

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Core Fixed Income Portfolio	$1,352,926	$(1,352,926)	$—
Strategic Equity Portfolio	(103,260)	104,361	(1,101)
Small Cap Equity Portfolio	15,560	—	(15,560)
U.S. Emerging Growth Portfolio	10,077	—	(10,077)
Large Cap Growth Portfolio	(3,602)	11,747	(8,145)
Long/Short Portfolio	17,443	273	(17,716)
Total Market Portfolio	30,667	3,840	(34,507)
Secured Options Portfolio	2,772,711	(2,772,711)	—
International Secured Options Portfolio	6,995	(6,995)	—
International Portfolio	(231,189)	323,942	(92,753)
Philadelphia International Fund	(52,645)	72,538	(19,893)
Philadelphia International Small Cap Fund	(10,366)	10,366	—
Philadelphia International Emerging Markets Fund	(86,078)	86,078	—

As of April 30, 2013, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$24,524,454	$220,350	$24,304,104
Strategic Equity Portfolio	47,969,158	95,991	47,873,167
Small Cap Equity Portfolio	97,139,521	6,762,894	90,376,627
Large Cap Value Portfolio	10,433,467	836,168	9,597,299
U.S. Emerging Growth Portfolio	5,421,979	271,456	5,150,523
Large Cap 100 Portfolio	35,620,592	729,241	34,891,351
Large Cap Growth Portfolio	22,476,311	332,695	22,143,616
Long/Short Portfolio	3,439,921	1,053,459	2,386,462
Total Market Portfolio	11,806,957	1,309,400	10,497,557
Secured Options Portfolio	13,056,949	11,165,094	1,891,855
International Secured Options Portfolio	605,253	—	605,253
International Portfolio	20,443,642	3,973,189	16,470,453
Philadelphia International Fund	6,085,130	866,612	5,218,518
Philadelphia International Small Cap Fund	1,516,311	532,394	983,917
Philadelphia International Emerging Markets Fund	6,105,667	2,084,874	4,020,793

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Notes to Financial Statements (Unaudited) — (Continued)

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Financial Instruments and Hedging Activities

Transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the six months ended April 30, 2013, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2012	5,080	$6,535,932
Options written	29,968	37,074,423
Options terminated in closing purchase transactions	(5,660)	(8,294,827)
Options exercised	(250)	(223,604)
Options expired	(24,591)	(31,540,812)

Options outstanding at April 30, 2013	4,547	$3,551,112

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2012	3,532	$632,546
Options written	54,014	5,608,775
Options terminated in closing purchase transactions	(14,557)	(1,847,589)
Options exercised	(577)	(129,876)
Options expired	(32,512)	(3,264,162)

Options outstanding at April 30, 2013	9,900	$999,694

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2013 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in

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Notes to Financial Statements (Unaudited) — (Continued)

derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Asset Derivatives

	Equity
	Contracts
	Risk	Total
Options Purchased[1]	$249,825,000	$249,825,000

Total Value	$249,825,000	$249,825,000

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[2]	$(884,030)	$(884,030)

Total Value	$(884,030)	$(884,030)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Purchased[3]	$3,681,242	$3,681,242
Options Written[4]	8,350,718	8,350,718

Total Realized Gain (Loss)	$12,031,960	$12,031,960

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Purchased[5]	$297,458	$297,458
Options Written[6]	8,454,850	8,454,850

Total Change in Appreciation (Depreciation)	$8,752,308	$8,752,308

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Notes to Financial Statements (Unaudited) — (Continued)

Number of Contracts, Notional Amounts or Shares/Units7

	Equity
	Contracts
	Risk	Total
Options Purchased	500,000	500,000
Options Written	(441,133)	(441,133)

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[2]	$(174,750)	$(174,750)

Total Value	$(174,750)	$(174,750)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Purchased[3]	$—	$—
Options Written[4]	2,885,194	2,885,194

Total Realized Gain (Loss)	$2,885,194	$2,885,194

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Purchased[5]	$—	$—
Options Written[6]	797,545	797,545

Total Change in Appreciation (Depreciation)	$797,545	$797,545

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Notes to Financial Statements (Unaudited) — (Continued)

Number of Contracts, Notional Amounts or Shares/Units7

	Equity
	Contracts
	Risk	Total
Options Purchased	—	—
Options Written	(783,867)	(783,867)

Additional disclosure about the Secured Options Portfolio’s and International Secured Options Portfolio’s use of options is provided above under the heading ‘Options Transactions‘.
[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Investment transactions.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[7]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended April 30, 2013.

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees. The Small Cap Equity Portfolio, Strategic Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Secured Options Portfolio and International

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Secured Options Portfolio each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio’s average daily net assets. The Advisor has contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the International Secured Options Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the International Secured Options Portfolio will be notified if these waivers/reimbursements are discontinued after that date. The Core Fixed Income Portfolio and International Portfolio pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio’s average daily net assets.

The Long/Short Portfolio and Total Market Portfolio pay the Advisor a management fee at the annual rate of 1.20% of such Portfolio’s average daily net assets. Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fees for each of these Portfolios are 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s daily average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP (“PIA”), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio’s average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio’s total operating expenses do not exceed 1.00% of the Portfolio’s average daily net assets. Fees waived during the six months ended April 30, 2013 are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each pay PIA management fees at the annual rate of 0.65% and 0.60% respectively, of such Portfolio’s average daily net assets. PIA has contractually agreed to waive a portion of its management fees and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Fund and PIA from time to time) to the extent the total annual operating expenses, as a percentage of average daily net assets, exceed 1.10% of Philadelphia International Small Cap Fund-Class IV average daily net assets, and 1.25% of Philadelphia International Emerging Markets Fund-Class IV average daily net assets. PIA has agreed to these waivers and/or reimbursements until at least February 28, 2014, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statements of

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Operation. Shareholders of these Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio’s average daily net assets.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio’s average daily net assets. The Government Cash Portfolio, Tax-Exempt Cash Portfolio and Core Fixed Income Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio’s average daily net assets. Strategic Equity Portfolio, Large Cap Value Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio’s average daily net assets. The International Portfolio, U.S. Emerging Growth Portfolio and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Class IV shares of the Philadelphia International Emerging Markets Fund and the Class IV shares of the Philadelphia International Small Cap Fund each pay PIA a shareholder servicing fee at the annual rate of 0.02% of such Portfolio’s average daily net assets. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Government Cash Portfolio and Tax-Exempt Cash Portfolio and/or reimburse expenses to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the six months ended April 30, 2013, Glenmede Trust waived $140,414 shareholder servicing fees it earned from the Government Cash Portfolio and $293,221 shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio, and Glenmede Trust reimbursed $33,274 of expenses to the Tax-Exempt Cash Portfolio. The Fund will not pay Glenmede Trust at a later time for any amounts waived or reimbursed.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Compliance Services, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is Managing Director of Foreside Compliance Services, LLC.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor and PIA, with respect to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, pay Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $45,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee.

Expenses for the six months ended April 30, 2013 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent directors. A partner of the law firm is Secretary of the Fund.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2013, cost of purchases and proceeds from sales of investment securities other than U.S. government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$10,941,100	$18,015,887
Strategic Equity Portfolio	57,732,237	63,783,507
Small Cap Equity Portfolio	138,152,736	111,348,155
Large Cap Value Portfolio	76,514,606	77,355,912
U.S. Emerging Growth Portfolio	23,061,357	21,921,933
Large Cap 100 Portfolio	113,714,752	69,249,009
Large Cap Growth Portfolio	68,893,442	53,484,195
Long/Short Portfolio	19,757,583	19,760,017
Total Market Portfolio	45,591,419	49,646,754
Secured Options Portfolio	1,251,561,300	1,255,765,000
International Secured Options Portfolio	2,624,900	615,600
International Portfolio	27,912,343	78,846,777
Philadelphia International Fund	13,182,691	25,551,625
Philadelphia International Small Cap Fund	11,536,630	5,005,060
Philadelphia International Emerging Markets Fund	30,190,113	23,198,463

For the six months ended April 30, 2013, cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$14,862,941	$41,895,878

5.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Period Ended	Year Ended
	04/30/13	10/31/12
Government Cash Portfolio:
Sold	$2,566,988,739	$4,093,822,573
Issued as reinvestment of dividends	3	65
Redeemed	(2,544,698,600)	(4,084,011,140)

Net increase	$22,290,142	$9,811,498

Tax-Exempt Cash Portfolio:
Sold	$1,909,743,943	$2,539,298,216
Redeemed	(1,959,157,046)	(2,445,432,852)

Net increase (decrease)	$(49,413,103)	$93,865,364

	Period Ended		Year Ended
	04/30/13		10/31/12
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	3,091,941	$35,828,387	12,729,510	$147,900,111
Issued as reinvestment of dividends	134,931	1,568,087	632,780	7,235,545
Redeemed	(6,979,022)	(81,024,609)	(3,408,920)	(39,590,041)

Net increase (decrease)	(3,752,150)	$(43,628,135)	9,953,370	$115,545,615

Strategic Equity Portfolio:
Sold	614,070	$11,995,128	1,350,824	$24,893,645
Issued as reinvestment of dividends	89,443	1,696,311	4,340	81,475
Redeemed	(1,031,884)	(20,652,903)	(1,423,671)	(26,430,480)

Net decrease	(328,371)	$(6,961,464)	(68,507)	$(1,455,360)

Small Cap Equity Portfolio (Advisor Class):
Sold	3,310,891	$64,888,681	10,213,721	$180,287,598
Issued as reinvestment of dividends	247,625	4,469,396	44,329	796,330
Redeemed	(2,215,480)	(42,844,120)	(3,367,205)	(58,881,524)

Net increase	1,343,036	$26,513,957	6,890,845	$122,202,404

Small Cap Equity Portfolio (Institutional Class):
Sold	173,145	$3,616,913	789,453	$14,376,353
Issued as reinvestment of dividends	12,295	230,783	2,266	42,660
Redeemed	(54,894)	(1,108,130)	(47,596)	(874,191)

Net increase	130,546	$2,739,566	744,123	$13,544,822

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/13		10/31/12
	Shares	Amount	Shares	Amount
Large Cap Value Portfolio:
Sold	879,418	$9,465,616	4,083,312	$40,611,128
Issued as reinvestment of dividends	358,897	3,688,110	46,487	461,751
Redeemed	(993,092)	(10,787,892)	(6,008,290)	(61,954,649)

Net increase (decrease)	245,223	$2,365,834	(1,878,491)	$(20,881,770)

U.S. Emerging Growth Portfolio:
Sold	410,323	$3,271,316	1,319,667	$9,779,721
Issued as reinvestment of dividends	908	7,091	237	1,690
Redeemed	(273,296)	(2,236,990)	(353,934)	(2,542,270)

Net increase	137,935	$1,041,417	965,970	$7,239,141

Large Cap 100 Portfolio:
Sold	3,314,033	$50,806,232	1,907,459	$25,669,292
Issued as reinvestment of dividends	2,428	37,045	3,540	48,043
Redeemed	(393,630)	(6,032,903)	(959,107)	(12,812,373)

Net increase	2,922,831	$44,810,374	951,892	$12,904,962

Large Cap Growth Portfolio:
Sold	1,552,199	$25,340,770	2,319,590	$33,962,947
Issued as reinvestment of dividends	3,544	57,803	3,953	55,578
Redeemed	(625,319)	(10,020,320)	(740,787)	(10,731,435)

Net increase	930,424	$15,378,253	1,582,756	$23,287,090

Long/Short Portfolio:
Sold	434,192	$4,100,388	325,379	$2,941,650
Redeemed	(121,081)	(1,147,669)	(459,256)	(4,167,570)

Net increase (decrease)	313,111	$2,952,719	(133,877)	$(1,225,920)

Total Market Portfolio:
Sold	179,262	$1,838,293	1,515,541	$13,831,286
Issued as reinvestment of dividends	5,042	51,096	3,839	35,782
Redeemed	(585,977)	(6,115,235)	(1,467,718)	(14,156,012)

Net increase (decrease)	(401,673)	$(4,225,846)	51,662	$(288,944)

Secured Options Portfolio:
Sold	3,731,952	$46,085,691	7,860,085	$99,282,685
Issued as reinvestment of dividends	2,886,789	34,064,115	777,399	9,297,702
Redeemed	(3,831,243)	(46,719,851)	(1,801,450)	(22,890,945)

Net increase	2,787,498	$33,429,955	6,836,034	$85,689,442

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/13		10/31/12
	Shares	Amount	Shares	Amount
International Secured Options Portfolio[1]:
Sold	5,433,018	$57,250,311	2,082,659	$21,044,463
Issued as reinvestment of dividends	8,565	89,168	—	—
Redeemed	(24,034)	(257,299)	(2,475)	(25,000)

Net increase	5,417,549	$57,082,180	2,080,184	$21,019,463

International Portfolio:
Sold	179,251	$2,228,972	525,017	$6,099,724
Issued as reinvestment of dividends	2,564	32,048	26,288	299,138
Redeemed	(4,360,832)	(54,849,694)	(9,921,590)	(116,173,908)

Net decrease	(4,179,017)	$(52,588,674)	(9,370,285)	$(109,775,046)

Philadelphia International Fund:
Sold	998,117	$11,407,345	1,084,767	$11,471,611
Issued as reinvestment of dividends	7,034	79,557	120,818	1,250,093
Redeemed	(1,950,153)	(22,615,582)	(4,678,308)	(52,119,127)

Net decrease	(945,002)	$(11,128,680)	(3,472,723)	$(39,397,423)

Philadelphia International Small Cap Fund (Class IV):
Sold	809,128	$8,231,141	403,271	$3,365,836
Issued as reinvestment of dividends	6,109	57,957	10,913	91,382
Redeemed	(189,166)	(1,757,231)	(63)	(543)

Net increase	626,071	$6,531,867	414,121	$3,456,675

Philadelphia International Emerging Markets Fund (Class IV):
Sold	791,698	$7,116,094	4,452,773	$36,049,999
Issued as reinvestment of dividends	56,919	517,989	17,135	147,710
Redeemed	(25,514)	(222,737)	—	—

Net increase	823,103	$7,411,346	4,469,908	$36,197,709

1 The International Secured Options Portfolio commenced operations on September 28, 2012.

For the six months ended April 30, 2013, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund received $41,281and $55,147 in purchase premiums, respectively and did not receive redemption fees. If a Fund receives purchase premiums and/or redemption fees, they are included in the sold amount and/or the redeemed amount, respectively, in the tables above.

As of April 30, 2013, with the exception of the Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of the Portfolios as of April 30, 2013. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	5% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Government Cash Portfolio	1	14
Core Fixed Income Portfolio	1	16
Small Cap Equity Portfolio (Advisor Class)	2	49
Small Cap Equity Portfolio (Institutional Class)	3	100
Large Cap Value Portfolio	1	10
Large Cap Growth Portfolio	1	17
Long/Short Portfolio	1	17
Total Market Portfolio	2	20
Secured Options Portfolio	1	11
International Secured Options Portfolio	1	38
International Portfolio	2	35
Philadelphia International Fund	4	94
Philadelphia International Small Cap Fund	6	92
Philadelphia International Emerging Markets Fund	2	92

6.	Lending of Portfolio Securities

As of April 30, 2013, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Core Fixed Income Portfolio	$10,524,983		$10,722,919		2.37
Strategic Equity Portfolio	5,453,415		5,571,000		2.92
Small Cap Equity Portfolio	31,879,801		32,967,866		6.27
Large Cap Value Portfolio	1,468,775		1,521,956		1.68
U.S. Emerging Growth Portfolio	6,456,020		6,643,587		16.36
Large Cap 100 Portfolio	3,893,638		3,999,573		2.07
Long/Short Portfolio	5,461,775		5,563,709		16.09
Total Market Portfolio	14,495,535	*	14,696,715	**	19.04
International Portfolio	11,145,149		11,488,105		8.50
Philadelphia International Fund	2,689,889		2,788,547		6.39

* The market value of loaned securities for the financing of short sales was $13,798,647.

** The market value of collateral used for the financing of short sales was $13,987,895.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Concluded)

7.	Recently Issued Accounting Pronouncements

Effective January 1, 2012, the Fund adopted Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRS (ASU 2011-04). The amendments in ASU 2011-04. included new guidance for certain fair value measurement principles and disclosure requirements. The adoption of ASU 2011-04 had no impact on the Fund’s net assets. Applicable disclosures have been incorporated.

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

8.	Subsequent Event

Management has evaluated events and transactions subsequent to April 30, 2013 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there are no material events that would require additional disclosure.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2013 (Unaudited)

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$221,881,465	$43,770,404
Cash	1,979,745	673,210
Receivable for fund shares sold	201,750	50,000
Interest receivable	2,306,802	478,559
Prepaid expenses	7,938	1,604

Total assets	226,377,700	44,973,777

Liabilities:
Payable for fund shares redeemed	1,146,597	90,000
Payable for Trustees’ fees	1,277	281
Payable to Affiliate	30,817	6,168
Accrued expenses	33,274	8,096

Total liabilities	1,211,965	104,545

Net Assets	$225,165,735	$44,869,232

Net Assets consist of:
Par value ($0.001 of shares outstanding)	20,123	4,160
Paid-in capital in excess of par value	216,285,492	43,048,205
Undistributed net investment income	343,620	75,254
Accumulated net realized gain from investment transactions	1,342,533	240,429
Net unrealized appreciation on investments	7,173,967	1,501,184

Total Net Assets	225,165,735	44,869,232

Shares Outstanding	20,123,169	4,159,539

Net Asset Value Per Share	$11.19	$10.79

[1] Investment at cost	$214,707,498	$42,269,220

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2013 — (Unaudited)

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Investment income:
Interest	$2,447,535	$514,517

Total investment income	2,447,535	514,517

Expenses:
Administration, transfer agent and custody fees	69,109	20,021
Professional fees	27,484	5,526
Shareholder report expenses	6,014	1,244
Shareholder servicing fees	170,718	34,089
Trustees’ fees and expenses	3,078	628
Registration and filing fees	1,733	1,237
Other expenses	10,288	2,413

Total expenses	288,424	65,158

Net investment income	2,159,111	449,359

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	1,343,464	240,429

Net change in unrealized gain (loss) of:
Investments	(1,501,259)	(311,396)

Net realized and unrealized loss	(157,795)	(70,967)

Net increase in net assets resulting from operations	$2,001,316	$378,392

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2013 — (Unaudited)

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,159,111	$449,359
Net realized gain on:
Investment transactions	1,343,464	240,429
Net change in unrealized loss of:
Investments	(1,501,259)	(311,396)

Net increase in net assets resulting from operations	2,001,316	378,392
Distributions to shareholders from:
Net investment income	(2,192,023)	(448,910)
Net realized gain on investments	(22,928)	—
Net decrease in net assets from capital share transactions	(6,112,006)	(1,156,470)

Net decrease in net assets	(6,325,641)	(1,226,988)

NET ASSETS:
Beginning of period	231,491,376	46,096,220

End of period	$225,165,735	$44,869,232

Undistributed net investment income included in net assets at end of period	$343,620	$75,254

For the Year Ended October 31, 2012
		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$4,114,651	$859,031
Net realized gain on:
Investment transactions	31,492	—
Net change in unrealized gain of:
Investments	3,908,995	649,580

Net increase in net assets resulting from operations	8,055,138	1,508,611
Distributions to shareholders from:
Net investment income	(4,022,453)	(849,591)
Net realized gain on investments	(86,242)	(51,802)
Net increase in net assets from capital share transactions	79,680,152	11,532,254

Net increase in net assets	83,626,595	12,139,472

NET ASSETS:
Beginning of year	147,864,781	33,956,748

End of year	$231,491,376	$46,096,220

Undistributed net investment income included in net assets at end of year	$376,532	$74,805

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1]	2012	2011	2010	2009	2008[2]

Net asset value, beginning of period	$11.20	$10.95	$10.96	$10.69	$10.05	$10.35

Income from investment operations:
Net investment income	0.11	0.24	0.26	0.25	0.28	0.37
Net realized and unrealized gain (loss) on investments	(0.01)	0.26	(0.01)	0.26	0.65	(0.33)

Total from investment operations	0.10	0.50	0.25	0.51	0.93	0.04

Distributions to shareholders from:
Net investment income	(0.11)	(0.24)	(0.26)	(0.24)	(0.29)	(0.34)
Net realized capital gains	(0.00)[3]	(0.01)	(0.00)[3]	—	—	—

Total distributions	(0.11)	(0.25)	(0.26)	(0.24)	(0.29)	(0.34)

Net asset value, end of period	$11.19	$11.20	$10.95	$10.96	$10.69	$10.05

Total return	0.87%[4]	4.60%	2.37%	4.85%	9.40%	0.38%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$225,166	$231,491	$147,865	$145,109	$113,558	$42,175
Ratio of operating expenses before reimbursements to net assets	0.25%[5]	0.26%	0.27%	0.28%	0.31%	0.32%
Ratio of operating expenses after reimbursements to average net assets	0.25%[5]	0.26%	0.27%	0.28%	0.31%	0.29%
Ratio of net investment income to average net assets	1.90%[5]	2.19%	2.42%	2.27%	2.62%	3.55%
Portfolio turnover rate	24%	10%	10%	20%	32%	38%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	New Jersey Muni Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2013[1,2]	2012	2011	2010	2009[2]	2008[2]

Net asset value, beginning of period	$10.80	$10.63	$10.72	$10.44	$9.93	$10.20

Income from investment operations:
Net investment income	0.11	0.22	0.25	0.25	0.29	0.38
Net realized and unrealized gain (loss) on investments	(0.01)	0.19	(0.07)	0.28	0.53	(0.28)

Total from investment operations	0.10	0.41	0.18	0.53	0.82	0.10

Distributions to shareholders from:
Net investment income	(0.11)	(0.22)	(0.25)	(0.25)	(0.31)	(0.37)
Net realized capital gains	—	(0.02)	(0.02)	—	—	—

Total distributions	(0.11)	(0.24)	(0.27)	(0.25)	(0.31)	(0.37)

Net asset value, end of period	$10.79	$10.80	$10.63	$10.72	$10.44	$9.93

Total return	0.88%[3]	3.90%	1.76%	5.17%	8.35%	0.95%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$44,869	$46,096	$33,957	$36,543	$31,877	$17,506
Ratio of operating expenses before reimbursements to net assets	0.29%[4]	0.30%	0.30%	0.32%	0.37%	0.38%
Ratio of operating expenses after reimbursements to average net assets	0.29%	0.30%	0.30%	0.32%	0.37%	0.34%
Ratio of net investment income to average net assets	1.98%[4]	2.08%	2.36%	2.42%	2.84%	3.69%
Portfolio turnover rate	20%	6%	11%	14%	16%	22%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 98.5%

	California — 4.8%
	California State General Obligation Unlimited:
$2,000,000	5.000% due 2/1/18	$2,367,560
2,000,000	5.000% due 9/1/19	2,439,560
5,000,000	5.000% due 10/1/19	6,109,100

		10,916,220

	Connecticut — 0.9%
1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.000% due 1/1/15	1,940,454

	District of Columbia — 1.8%
3,990,000	District of Columbia, Revenue Bonds,
	0.180% due 10/1/38[1]	3,990,000

	Florida — 2.7%
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series A,
	5.000% due 1/1/14	2,064,600
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series D,
	5.000% due 6/1/24	2,454,120
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.500% due 3/1/14	1,458,394

		5,977,114

	Georgia — 1.4%
1,745,000	Georgia State, General Obligation Unlimited, Series B, Prerefunded 4/1/17 @ 100,
	5.000% due 4/1/19	2,042,924
1,200,000	Private Colleges and Universities Authority, GA, Revenue Bonds, Agnes Scott College, Refunding,
	4.000% due 6/1/13	1,203,624

		3,246,548

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Illinois — 3.1%
$5,000,000	Illinois Development Finance Authority, Revenue Bonds,
	0.210% due 12/1/33[1]	$5,000,000
2,000,000	Illinois Finance Authority Revenue, Series B, (LOC: Wells Fargo Bank N.A.),
	0.170% due 8/1/44[1]	2,000,000

		7,000,000

	Kansas — 0.4%
1,000,000	Kansas State, Development Finance Authority, Health Facilities, Revenue Bonds, Series J,
	0.190% due 3/1/41[1]	1,000,000

	Kentucky — 1.6%
3,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, Series A,
	5.000% due 8/1/19	3,650,910

	Louisiana — 2.3%
4,000,000	Louisiana, General Obligation Unlimited, Series C,
	5.000% due 7/15/22	5,103,320

	Maryland — 0.9%
1,800,000	Maryland State, Street & Local Facilities Capital Improvements, General Obligation Unlimited, Prerefunded 3/1/16 @ 100,
	5.000% due 3/1/17	2,024,190

	Massachusetts — 2.5%
2,675,000	Massachusetts State, College Building Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 5/1/24	3,311,650
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,309,500

		5,621,150

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Michigan — 5.0%
$3,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A,
	5.000% due 5/1/26	$3,465,210
5,000,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 1/1/21	6,081,700
1,500,000	Warren, MI, Consolidated School Districts, General Obligation Unlimited,
	5.000% due 5/1/19	1,790,205

		11,337,115

	Minnesota — 2.5%
4,390,000	Rochester, MN, General Obligation Unlimited, Refunding, Series A,
	5.000% due 2/1/22	5,592,026

	Nebraska — 1.4%
2,660,000	Omaha, NE, Public Power District, Revenue Bonds, Series C,
	5.000% due 2/1/18	3,171,465

	Nevada — 2.7%
5,000,000	Nevada State, General Obligation Limited, Series D-1,
	5.000% due 3/1/20	6,173,300

	New York — 10.5%
3,925,000	Albany, NY, Industrial Development Agency, Revenue Bonds,
	0.230% due 7/1/37[1]	3,925,000
3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D,
	5.000% due 11/1/22	4,600,857
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.000% due 4/1/15	1,844,366
6,820,000	New York State, Dormitory Authority Revenue, State Non Supported Debt, Revenue Bonds,
	0.210% due 1/1/39[1]	6,820,000

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New York — (Continued)

$1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	$1,435,896
4,000,000	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A,
	5.000% due 3/15/24	4,921,800

		23,547,919

	North Carolina — 3.1%
1,000,000	Buncombe County, NC, Certificate Participation, Refunding, Series B,
	5.000% due 6/1/13	1,004,080
5,000,000	North Carolina State Capital Improvement Obligation, Revenue Bonds, Series C,
	5.000% due 5/1/25	6,041,250

		7,045,330

	Ohio — 4.6%
5,000,000	Dayton, Ohio, City School District, School Facilities Construction, General Obligation Unlimited, Series A,
	5.000% due 11/1/18	6,024,550
700,000	Ohio State, General Obligation Unlimited, (AGMC Insured),
	5.500% due 11/1/13	718,564
2,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.000% due 8/1/15	2,208,640
1,500,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2007-1, (AGMC Insured),
	5.000% due 6/15/13	1,508,985

		10,460,739

	Oregon — 2.9%
5,000,000	Oregon State Metro, General Obligation Unlimited, Series A,
	5.000% due 6/1/22	6,447,000

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — 13.6%
$200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC and NPFG Insured),
	5.000% due 3/1/17	$207,768
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, Prerefunded 11/1/14 @ 100, (NPFG Insured),
	5.500% due 11/1/29	1,830,220
195,000	Boyertown, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 10/1/17	211,507
305,000	Boyertown, PA, Area School District, General Obligation Unlimited, Prerefunded 4/1/15 @ 100, (AGMC Insured),
	5.000% due 10/1/17	332,139
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	302,466
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (NPFG Insured), Prerefunded 5/15/13 @ 100,
	5.000% due 5/15/16	501,005
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured),
	5.000% due 11/1/20	622,855
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.000% due 11/15/17	333,813
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, Prerefunded 5/1/14 @ 100 Revenue, (NPFG Insured),
	5.000% due 5/1/25	418,784
215,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.250% due 7/1/16	216,804
285,000	Delaware River Joint Toll Bridge Commission Revenue, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.250% due 7/1/16	287,442
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.000% due 9/1/20	1,155,240
325,000	Easton, PA, Area School District, General Obligation Limited, (FSA Insured),
	5.000% due 4/1/17	377,978
955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	1,091,173

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 3/1/20	$408,429
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.000% due 11/15/18	706,230
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	559,905
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.000% due 6/1/16	1,320,775
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100,
	5.500% due 11/15/24	469,517
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	275,575
1,500,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.000% due 2/1/18	1,750,110
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding),
	5.000% due 11/15/17	278,108
45,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.200% due 11/1/13	46,332
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.000% due 8/15/20	546,510
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	919,560
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured),
	5.000% due 6/1/18	781,837

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$905,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, (FSA Insured),
	5.000% due 2/15/15	$975,300
95,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, Escrowed to Maturity, (FSA Insured),
	5.000% due 2/15/15	102,798
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.000% due 3/1/16	1,681,785
1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, Prerefunded 6/1/13 @ 100, (AGMC Insured),
	5.250% due 6/1/24	1,732,452
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.250% due 12/1/14	62,362
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.250% due 7/1/14	1,058,830
80,000	Pennsylvania State, General Obligation Unlimited, Series 2, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.000% due 7/1/15	80,649
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.000% due 8/1/16	858,225
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured),
	5.000% due 7/1/15	262,111
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.000% due 9/1/17	1,721,835
2,360,000	Tredyffrin-Easttown, PA, School District, General Obligation Limited,
	5.000% due 2/15/20	2,970,414
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13 @ 100,
	5.500% due 9/15/39[1]	1,529,820
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (AGMC Insured),
	5.250% due 8/15/25	1,583,460

		30,572,123

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Puerto Rico — 0.0%
$100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100,
	5.000% due 7/1/34	$105,470

	South Carolina — 2.4%
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.000% due 4/1/15	2,693,400
2,500,000	South Carolina State, Public Service Authority Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.250% due 1/1/22	2,802,400

		5,495,800

	South Dakota — 1.3%
2,835,000	South Dakota Health & Educational Facilities Authority Revenue, (LOC: U.S. Bank N.A.),
	0.190% due 9/1/27[1]	2,835,000

	Tennessee — 5.3%
4,600,000	Memphis, TN, General Obligation Unlimited, Series D,
	5.000% due 7/1/19	5,648,800
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	1,238,538
5,000,000	Metropolitan Government of Nashville and Davidson County, TN, Health and Educational Facilities Board, Revenue Bonds, Series A,
	0.240% due 12/1/41[1]	5,000,000

		11,887,338

	Texas — 7.8%
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited, Refunding,
	5.000% due 2/15/14	2,859,332
3,000,000	Houston, TX, General Obligation Limited, Refunding, Public Improvement, Series B, (NPFG Insured), Prerefunded 3/1/14 @ 100,
	5.000% due 3/1/16	3,117,810
2,370,000	Houston, TX, Utilities System Revenue, Refunding, First Lien, Series A, (NPFG Insured),
	5.250% due 5/15/17	2,791,267

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, (PSF Guaranteed),
	5.250% due 2/15/14	$1,112,811
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 8/1/14	1,059,110
450,000	Northside, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 2/15/14	467,113
2,875,000	San Antonio, TX, Electric and Gas Revenue,
	5.000% due 2/1/21	3,375,509
715,000	San Antonio, TX, General Obligation Limited,
	5.000% due 2/1/15	773,323
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	2,006,480

		17,562,755

	Virginia — 3.6%
4,000,000	Richmond, VA, General Obligation Unlimited, Series A,
	5.000% due 3/1/23	5,003,080
1,500,000	Virginia College Building Authority, Educational Facilities Revenue,
	5.000% due 9/1/13	1,524,240
1,500,000	Virginia State, Public Building Authority, Public Facilities Revenue, Refunding, Series B,
	5.000% due 8/1/13	1,518,405

		8,045,725

	Washington — 6.7%
4,000,000	King County, WA, General Obligation Limited,
	5.000% due 7/1/20	5,016,240
1,000,000	King County, WA, General Obligation Limited, (FGIC and NPFG), Prerefunded 1/1/15 @ 100,
	5.000% due 1/1/21	1,077,680
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.000% due 12/1/18	2,272,880

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)

$3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E,
	5.000% due 2/1/20	$3,996,429
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
	5.000% due 12/1/15	2,781,150

		15,144,379

	Wisconsin — 2.7%
4,720,000	Wisconsin State, General Obligation Unlimited,
	5.000% due 11/1/21	5,988,075

	TOTAL MUNICIPAL BONDS (Cost $214,707,498)	221,881,465

TOTAL INVESTMENTS (Cost $214,707,498)[2]	98.5%	$221,881,465
OTHER ASSETS IN EXCESS OF LIABILITIES	1.5	3,284,270

NET ASSETS	100.0%	$225,165,735

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty(30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $214,707,498.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
FSA — Financial Security Assurance
LOC — Letter of Credit
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

CREDIT QUALITY

On April 30, 2013, credit quality of the Portfolio was as follows :

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	13.7%	$30,985,026
Aa1	27.7	62,071,124
Aa2	24.1	54,244,476
Aa3	16.0	36,291,298
A1	4.9	10,916,220
A2	0.3	686,321
S&P’S CREDIT RATING:
AAA	2.7	5,968,132
AA-	5.0	11,161,641
AA	0.5	1,203,624
A+	2.3	5,275,575
A-	0.1	207,768
A	0.8	1,830,220
*NOT RATED	0.4	1,040,040

TOTAL MUNICIPAL BONDS	98.5%	$221,881,465

TOTAL INVESTMENTS	98.5%	$221,881,465

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 97.6%

	Delaware — 2.4%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.000% due 1/1/17[1]	$537,965
500,000	5.000% due 1/1/19[1]	537,620

		1,075,585

	New Jersey — 93.9%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.000% due 2/1/16	514,409
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.500% due 12/15/19	582,465
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.000% due 10/15/14	526,845
250,000	Bernards Township, NJ, School District, General Obligation Unlimited,
	4.000% due 7/15/23	295,008
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGMC Insured),
	5.750% due 1/1/16	329,573
100,000	Chatham Boro, NJ, General Obligation Unlimited, (AGMC Insured),
	3.750% due 12/15/13	101,937
440,000	Clinton Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 1/15/23	523,371
455,000	Delanco Township, NJ, School District, General Obligation Unlimited,
	5.000% due 8/1/21	561,151
440,000	Demarest, NJ, School District, (AGMC Insured),
	5.000% due 2/15/18	501,833
125,000	Essex County, NJ, General Obligation Unlimited, (NPFG Insured), Escrowed to Maturity,
	5.000% due 5/1/13	125,016
350,000	Essex County, NJ, General Obligation Unlimited, Series C,
	5.000% due 8/1/18	419,447
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.500% due 10/1/14	317,016
475,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AMBAC Insured),
	5.250% due 12/15/20	598,101

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$250,000	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured), Prerefunded 10/1/13 @ 100,
	4.500% due 10/1/23	$254,505
250,000	Essex County, NJ, Utilities Authority Revenue, Refunding, (AGC Insured),
	5.000% due 4/1/20	289,138
700,000	Evesham, NJ, Municipal Utilities Authority, Revenue Bonds, Refunding,
	4.000% due 7/1/17	779,779
500,000	Hunterdon, NJ, Central Regional High School District, General Obligation Unlimited,
	4.000% due 9/15/19	585,610
1,500,000	Jackson Township, NJ, School District, General Obligation Unlimited, (NPFG Insured),
	5.250% due 6/15/19	1,799,655
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited,
	5.000% due 3/15/21	311,020
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC and NPFG Insured),
	5.000% due 4/1/16	266,335
	Manasquan, NJ, Board of Education, General Obligation Unlimited:
520,000	5.000% due 1/15/21	642,460
580,000	5.000% due 1/15/22	724,495
615,000	5.000% due 1/15/23	776,862
500,000	Maplewood Township, NJ, General Obligation Unlimited, Refunding (Township Guaranteed),
	5.000% due 10/15/19	615,200
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A, (County Guaranteed),
	5.000% due 4/1/16	479,697
500,000	Mercer County, NJ, Improvement Authority Revenue, Refunding, (County Guaranteed),
	5.000% due 9/1/18	599,250
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.000% due 9/15/17	292,293
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.000% due 8/1/16	332,598

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed):
$160,000	4.000% due 2/1/15	$169,774
500,000	5.000% due 12/1/21	604,870
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.250% due 12/1/16	107,718
455,000	Montgomery Township, NJ, General Improvement,
	5.000% due 9/1/20	562,016
335,000	Montgomery Township, NJ, Sewer Utilities, General Obligation Unlimited,
	5.000% due 9/1/20	413,792
	Morris County, NJ, General Obligation Unlimited:
490,000	4.000% due 2/1/22	583,908
400,000	5.000% due 9/15/22	494,412
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (NPFG Insured),
	5.000% due 12/1/13	20,079
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.000% due 8/15/14	419,087
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series F, (FGIC and NPFG Insured), Prerefunded 6/15/13 @ 100,
	5.250% due 6/15/14	402,504
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (AGMC Insured),
	5.000% due 9/1/21	475,720
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.000% due 10/15/16	409,925
5,000	New Jersey Environmental Infrastructure Trust Revenue, Series A,
	4.000% due 9/1/23	5,835
335,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A,
	4.000% due 9/1/19	387,528
	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A, Prerefunded 9/1/18 @ 100:
10,000	5.250% due 9/1/19	12,322
5,000	4.000% due 9/1/19	5,835
10,000	4.000% due 9/1/23	11,670

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$315,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A, Unrefunded,
	5.250% due 9/1/19	$386,681
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.000% due 7/1/16	279,288
400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A, Prerefunded 7/1/13 @ 100,
	5.750% due 7/1/23	403,696
300,000	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity,
	5.250% due 7/1/15	328,992
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.000% due 3/1/17	73,351
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (AGMC Insured),
	5.000% due 7/1/19	295,348
400,000	New Jersey State Educational Facilities Authority Revenue, Kean University, Series D (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.250% due 7/1/20	403,392
600,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/01/15 @ 100,
	5.000% due 7/1/32	659,004
850,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.000% due 7/1/18	933,589
205,000	New Jersey State Educational Facilities Authority Revenue, Princeton University,
	5.000% due 7/1/14	216,562
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.125% due 7/1/21	453,721

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (AGMC Insured),
	5.000% due 9/1/14	$530,315
500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.250% due 7/1/17	582,890
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.000% due 7/1/17	272,990
100,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E,
	3.875% due 5/1/13	100,009
400,000	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured),
	5.500% due 12/15/16	466,956
100,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity,
	5.500% due 6/15/13	100,664
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, (FGIC Insured),
	5.250% due 6/15/14	580,635
360,000	New Jersey State Turnpike Authority, Turnpike Revenue, Refunded Balance, Series A, (NPFG Insured), Escrowed to Maturity,
	6.000% due 1/1/14	373,810
960,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series B,
	5.000% due 1/1/27	1,133,328
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.000% due 1/1/17	461,096
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.250% due 7/1/14	730,427
435,000	New Jersey State, General Obligation Unlimited, Refunding, Series M, (AMBAC Insured),
	5.500% due 7/15/14	462,627
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.500% due 1/1/16	330,865

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$1,000,000	New Jersey, General Obligation Unlimited,
	5.000% due 6/1/22	$1,151,040
580,000	Northern Highlands, NJ, Regional High School District, General Obligation Unlimited, Refunding,
	4.000% due 6/15/18	670,886
710,000	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured),
	5.000% due 4/1/16	798,729
500,000	Ocean City, NJ, General Obligation Unlimited,
	4.000% due 8/15/19	586,005
415,000	Ocean County, NJ, General Obligation Unlimited,
	5.000% due 6/1/18	499,905
600,000	Pequannock Township, NJ, General Obligation Unlimited, (NPFG Insured),
	4.000% due 10/15/16	661,182
1,340,000	Piscataway Township, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	1,521,315
550,000	Princeton Boro, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	626,252
600,000	Ramsey, NJ, School District, General Obligation Unlimited, Refunding,
	4.000% due 1/15/20	699,720
500,000	Randolph Township, NJ, School District, General Obligation Unlimited,
	5.000% due 2/1/22	616,705
75,000	Rutgers State University, NJ, Revenue Bonds, Series A,
	0.150% due 5/1/18[2]	75,000
680,000	Somerset County, NJ, Improvement Authority Government Capital Equipment, Revenue Bonds, (County Guaranteed),
	4.000% due 3/15/17	760,866
	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/13 @ 100:
335,000	6.750% due 6/1/39	336,879
225,000	7.000% due 6/1/41	226,310
400,000	Union County, NJ, General Obligation Unlimited,
	5.000% due 3/1/16	450,104
500,000	Wayne Township, NJ, General Obligation Unlimited, Refunding,
	4.000% due 9/1/18	578,495
750,000	West Morris, NJ, Regional High School District, General Obligation Unlimited,
	4.500% due 5/1/23	905,490

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (AGMC Insured),
	5.000% due 9/15/15	$598,126
500,000	Woodbridge Township, NJ, General Obligation Unlimited, Refunding,
	5.000% due 7/15/24	584,955

		42,140,264

	Pennsylvania — 1.3%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.250% due 7/1/16[1]	438,650
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (NPFG Insured),
	5.000% due 7/1/13[1]	115,905

		554,555

	TOTAL MUNICIPAL BONDS (Cost $42,269,220)	43,770,404

TOTAL INVESTMENTS (Cost $42,269,220)[3]	97.6%	$43,770,404
OTHER ASSETS IN EXCESS OF LIABILITIES	2.4	1,098,828

NET ASSETS	100.0%	$44,869,232

* Percentages indicated are based on net assets.
[1] This is a joint regional authority.
[2] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[3] Aggregate cost for federal tax purposes was $42,269,220.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
NPFG — National Public Finance Guarantee Corporation

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2013 — (Unaudited)

CREDIT QUALITY

On April 30, 2013, credit quality of the Portfolio was as follows :

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	15.3%	$6,783,819
Aa1	7.6	3,432,558
Aa2	11.3	5,074,943
Aa3	16.5	7,396,559
A1	10.7	4,809,741
A2	3.8	1,684,658
A3	4.2	1,925,289
S&P’S CREDIT RATING:
AAA	5.2	2,337,242
AA+	6.0	2,708,423
AA-	6.5	2,907,981
AA	7.5	3,339,225
A+	1.0	473,819
*NOT RATED	2.0	896,147

TOTAL MUNICIPAL BONDS	97.6%	$43,770,404

TOTAL INVESTMENTS	97.6%	$43,770,404

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2013, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The New Jersey Muni Portfolio is classified as non-diversified and the Muni Intermediate Portfolio is classified as diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding sectors at Level 2 at April 30, 2013. For the six months ended April 30, 2013, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each of the Portfolios’ federal tax returns filed in the 3-year period ended October 31, 2012 remains subject to examination by the Internal Reserve Service.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. In general, the provisions of the Act are effective for the Fund’s fiscal year ended October 31, 2012. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

As of October 31, 2012, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Muni Intermediate Portfolio	$376,532	$—	$21,997	$9,073,755
New Jersey Muni Portfolio	74,805	—	—	1,887,385

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2012, Muni Intermediate Portfolio’s and New Jersey Muni Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

As of October 31, 2012, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios and was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Muni Intermediate Portfolio	$4,022,226	$227	$86,242	$—
New Jersey Muni Portfolio	851,067	—	50,326	—

For the year ended October 31, 2012, permanent differences between financial and tax reporting, related primarily to distribution reallocations, were identified and reclassified among the components of the Portfolio’s net assets as follows:

	Accumulated Net	Net Realized
Portfolio	Investment Income	Gain (Loss)
New Jersey Muni Portfolio	$(1,476)	$1,476

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Muni Intermediate Portfolio and New Jersey Muni Portfolio, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

Muni Intermediate Portfolio and New Jersey Muni Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Compliance Servics, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the six months ended April 30, 2013 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent trustees. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the six months ended April 30, 2013, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$47,830,450	$56,232,394
New Jersey Muni Portfolio	9,149,354	8,888,266

As of April 30, 2013, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$7,261,918	$87,951	$7,173,967
New Jersey Muni Portfolio	1,501,295	111	1,501,184

4.	Shares of Beneficial Interest

The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Period Ended		Year Ended
	04/30/13		10/31/12
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	3,274,289	$36,616,033	10,193,337	$113,372,446
Issued as reinvestment of dividends	2,051	22,927	7,826	86,242
Redeemed	(3,824,347)	(42,750,966)	(3,034,077)	(33,778,536)

Net increase (decrease)	(548,007)	$(6,112,006)	7,167,086	$79,680,152

New Jersey Muni Portfolio:
Sold	410,407	$4,425,695	1,381,541	$14,853,057
Issued as reinvestment of dividends	—	—	4,850	51,802
Redeemed	(517,881)	(5,582,165)	(313,576)	(3,372,605)

Net increase (decrease)	(107,474)	$(1,156,470)	1,072,815	$11,532,254

As of April 30, 2013, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. New Jersey Muni Portfolio had one shareholder own 6% of the shares outstanding of the Portfolio as of April 30, 2013.

5.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

The New Jersey Muni Portfolio is more susceptible to factors adversely affecting issuers of the region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6.	Recently Issued Accounting Pronouncements

Effective January 1, 2012, the Fund adopted Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Concluded)

Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRS (ASU 2011-04). The amendments in ASU 2011-04. included new guidance for certain fair value measurement principles and disclosure requirements. The adoption of ASU 2011-04 had no impact on the Fund’s net assets. Applicable disclosures have been incorporated.

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

7.	Subsequent Event

Management has evaluated events and transactions subsequent to April 30, 2013 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there are no material events that would require additional disclosure.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Glenmede Fund, Inc. and The Glenmede Portfolios

Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110
Investment Advisor
(for Philadelphia International Fund,
Philadelphia International Small
Cap Fund, and
Philadelphia International Emerging
Markets Fund)
Investment Sub-Advisor
(for International Portfolio)
Philadelphia International Advisors LP
1650 Arch Street, Suite 2501
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2.	Code of Ethics.
     Not applicable.

Item 3.	Audit Committee Financial Expert.
     Not applicable.

Item 4.	Principal Accountant Fees and Services.
     Not applicable.

Item 5.	Audit Committee of Listed Registrants.
     Not applicable.

Item 6.	Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.
     Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Not applicable.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)
Date  July 2, 2013
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer (Principal Executive Officer and Principal Financial Officer)
Date  July 2, 2013